UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3732

MFS VARIABLE INSURANCE TRUST II

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Bond Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/08

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited)

MFS Bond Portfolio

Issuer	Shares/Par	Value ($)
BONDS - 98.5%
Aerospace - 0.8%
Bombardier, Inc., 6.3%, 2014 (n)	$1,275,000	$1,185,750

Asset Backed & Securitized - 9.2%
ARCap REIT, Inc., CDO, “G”, 6.1%, 2045 (n)	$350,000	$98,000
Asset Securitization Corp., FRN, 8.63%, 2029	541,640	585,535
Bayview Financial Revolving Mortgage Loan Trust, FRN, 4.508%, 2040 (z)	470,000	338,505
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)	579,968	556,769
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	514,266	429,169
Commercial Mortgage Acceptance Corp., FRN, 1.679%, 2030 (i)	1,493,665	86,079
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035	17,985	17,610
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	890,177	700,732
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)	625,000	593,420
Falcon Franchise Loan LLC, 6.5%, 2014 (z)	440,000	246,136
Falcon Franchise Loan LLC, FRN, 4.048%, 2025 (i)(z)	2,191,311	216,063
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	434,019	439,151
GE Commercial Mortgage Corp., FRN, 5.517%, 2044	440,000	356,942
GMAC Commercial Mortgage Securities, Inc., FRN, 6.02%, 2033 (z)	800,000	687,241
GMAC Commercial Mortgage Securities, Inc., FRN, 7.917%, 2034 (n)	825,000	780,522
Greenwich Capital Commercial Funding Corp., 4.305%, 2042	589,156	577,449
Greenwich Capital Commercial Funding Corp., FRN, 6.111%, 2038	350,000	292,191
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.505%, 2042 (n)	765,072	482,685
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.528%, 2043	1,168,381	931,579
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.855%, 2043	681,261	563,761
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046	880,000	794,556
KKR Financial CLO Ltd., “C”, CDO, FRN, 4.254%, 2021 (n)	505,395	239,052
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.987%, 2030 (i)	1,970,489	69,968
Merrill Lynch Mortgage Trust, FRN, 6.022%, 2050	234,000	132,457
Morgan Stanley Capital I, Inc., 5.72%, 2032	206,466	205,356
Morgan Stanley Capital I, Inc., FRN, 0.775%, 2030 (i)(n)	5,249,339	107,554
Mortgage Capital Funding, Inc., FRN, 2.107%, 2031 (i)	317,907	15
Nomura Asset Acceptance Corp., FRN, 4.423%, 2034	38,873	38,769
PNC Mortgage Acceptance Corp., FRN, 7.1%, 2032 (z)	800,000	750,047
Prudential Securities Secured Financing Corp., FRN, 7.277%, 2013 (z)	567,000	379,758
Spirit Master Funding LLC, 5.05%, 2023 (z)	427,369	317,015
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041	551,473	492,876
Wachovia Bank Commercial Mortgage Trust, FRN, 6.158%, 2045	680,000	569,190

		$13,076,152

Automotive - 1.0%
Ford Motor Credit Co. LLC, 9.75%, 2010	$530,000	$380,054
Johnson Controls, Inc., 5.5%, 2016	1,050,000	1,000,760

		$1,380,814

Broadcasting - 1.2%
CBS Corp., 6.625%, 2011	$933,000	$907,246
News America, Inc., 8.5%, 2025	770,000	778,038

		$1,685,284

Brokerage & Asset Managers - 2.4%
Goldman Sachs Group, Inc., 5.625%, 2017	$1,639,000	$1,163,341
INVESCO PLC, 4.5%, 2009	1,097,000	1,052,157
Lehman Brothers Holdings, Inc., 6.2%, 2014 (d)	260,000	32,500
Lehman Brothers Holdings, Inc., 6.5%, 2017 (d)	480,000	600
Lehman Brothers Holdings, Inc., 7.5%, 2038 (d)	253,000	316
Merrill Lynch & Co., Inc., 6.05%, 2016	349,000	284,763
Morgan Stanley, 5.75%, 2016	906,000	561,828
Morgan Stanley Group, Inc., 6.625%, 2018	461,000	305,086

		$3,400,591

Building - 0.5%
American Standard Cos., Inc., 7.625%, 2010	$302,000	$308,598
CRH PLC, 8.125%, 2018	477,000	467,978

		$776,576

Cable TV - 1.5%
Comcast Corp., 6.4%, 2038	$256,000	$204,787

1

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited) - continued

MFS Bond Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Cable TV - continued
Cox Communications, Inc., 4.625%, 2013	$994,000	$918,868
Cox Communications, Inc., 6.25%, 2018 (n)	261,000	242,549
TCI Communications, Inc., 9.8%, 2012	439,000	480,002
Time Warner Entertainment Co. LP, 8.375%, 2033	266,000	252,875

		$2,099,081

Chemicals - 0.3%
PPG Industries, Inc., 5.75%, 2013	$452,000	$447,973

Computer Software - 0.7%
Seagate Technology HDD Holdings, 6.375%, 2011	$1,070,000	$1,051,275

Conglomerates - 0.4%
Kennametal, Inc., 7.2%, 2012	$526,000	$544,347

Construction - 0.6%
D.R. Horton, Inc., 7.875%, 2011	$764,000	$687,600
D.R. Horton, Inc., 5.625%, 2014	269,000	204,440

		$892,040

Consumer Goods & Services - 2.1%
Clorox Co., 5%, 2013	$700,000	$679,763
Fortune Brands, Inc., 5.125%, 2011	940,000	944,462
Service Corp. International, 7.375%, 2014	300,000	273,000
Western Union Co., 5.4%, 2011	1,133,000	1,143,028

		$3,040,253

Defense Electronics - 0.7%
L-3 Communications Corp., 6.375%, 2015	$1,115,000	$1,025,800

Electronics - 0.4%
Tyco Electronics Group S.A., 6.55%, 2017	$360,000	$346,423
Tyco Electronics Group S.A., 7.125%, 2037	260,000	245,675

		$592,098

Energy - Independent - 2.1%
Ocean Energy, Inc., 7.25%, 2011	$1,400,000	$1,461,286
SandRidge Energy, Inc., 8%, 2018 (n)	845,000	726,700
XTO Energy, Inc., 5.75%, 2013	830,000	796,817

		$2,984,803

Entertainment - 0.7%
Time Warner, Inc., 9.125%, 2013	$916,000	$961,793
Time Warner, Inc., 6.5%, 2036	110,000	83,535

		$1,045,328

Financial Institutions - 1.2%
American Express Centurion Bank, 5.55%, 2012	$840,000	$778,641
General Motors Acceptance Corp., 7.25%, 2011	739,000	349,534
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065 (n)	1,000,000	301,450
International Lease Finance Corp., 5.625%, 2013	524,000	340,460

		$1,770,085

Food & Beverages - 3.8%
Diageo Capital PLC, 5.5%, 2016	$1,070,000	$1,026,597
Dr. Pepper Snapple Group, Inc., 6.82%, 2018 (n)	656,000	633,209
General Mills, Inc., 5.65%, 2012	610,000	615,685
Kraft Foods, Inc., 6.125%, 2018	920,000	859,045
Miller Brewing Co., 5.5%, 2013 (n)	1,494,000	1,473,874
Tyson Foods, Inc., 6.85%, 2016	950,000	783,750

		$5,392,160

Food & Drug Stores - 0.4%
CVS Caremark Corp., 5.75%, 2017	$664,000	$620,503

Forest & Paper Products - 0.8%
International Paper Co., 7.95%, 2018	$740,000	$727,132
Stora Enso Oyj, 7.25%, 2036 (n)	623,000	450,184

		$1,177,316

Gaming & Lodging - 1.3%
Royal Caribbean Cruises Ltd., 8%, 2010	$705,000	$694,425
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012	575,000	570,360
Wyndham Worldwide Corp., 6%, 2016	670,000	571,690

		$1,836,475

Insurance - 1.9%
American International Group, Inc., 6.25%, 2037	$810,000	$129,777
ING Groep N.V., 5.775% to 2015, FRN to 2049	792,000	632,871
Metropolitan Life Global Funding, 5.125%, 2013 (n)	600,000	582,886
UnumProvident Corp., 6.85%, 2015 (n)	1,340,000	1,292,127

		$2,637,661

Insurance - Health - 0.5%
Humana, Inc., 7.2%, 2018	$370,000	$350,452
UnitedHealth Group, Inc., 6.875%, 2038	350,000	308,135

		$658,587

Insurance - Property & Casualty - 1.4%
AXIS Capital Holdings Ltd., 5.75%, 2014	$605,000	$555,826
Chubb Corp., 5.75%, 2018	147,000	136,226
Chubb Corp., 6.375% to 2017, FRN to 2067	279,000	212,758
Fund American Cos., Inc., 5.875%, 2013	993,000	736,435

2

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited) - continued

MFS Bond Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Insurance - Property & Casualty - continued
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)	$580,000	$388,600

		$2,029,845

Machinery & Tools - 0.7%
Case New Holland, Inc., 7.125%, 2014	$1,095,000	$996,450

Major Banks - 4.6%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	$640,000	$331,187
Barclays Bank PLC, 8.55% to 2011, FRN to 2049 (n)	882,000	809,791
Bear Stearns Cos., Inc., 5.85%, 2010	389,000	387,278
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	700,000	486,640
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	1,186,000	897,575
PNC Funding Corp., 5.625%, 2017	710,000	628,961
Royal Bank of Scotland Group PLC, 9.118%, 2049	348,000	337,449
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)	370,000	275,743
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	851,000	815,581
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	1,020,000	868,051
Wachovia Corp., 6.605%, 2025	1,270,000	753,289

		$6,591,545

Medical & Health Technology & Services - 2.4%
Fisher Scientific International, Inc., 6.125%, 2015	$1,440,000	$1,389,862
HCA, Inc., 8.75%, 2010	438,000	431,430
Hospira, Inc., 5.55%, 2012	210,000	209,885
Hospira, Inc., 6.05%, 2017	760,000	724,617
McKesson Corp., 5.7%, 2017	770,000	726,708

		$3,482,502

Metals & Mining - 1.2%
International Steel Group, Inc., 6.5%, 2014	$945,000	$959,743
Rio Tinto Finance USA Ltd., 5.875%, 2013	810,000	794,051

		$1,753,794

Mortgage Backed - 10.4%
Fannie Mae, 5.5%, 2017 - 2035	$4,804,389	$4,836,961
Fannie Mae, 6%, 2017 - 2035	1,580,419	1,606,872
Fannie Mae, 4.5%, 2018	1,358,948	1,338,963
Fannie Mae, 7.5%, 2030 - 2031	222,517	240,223
Fannie Mae, 6.5%, 2032	694,760	717,859
Freddie Mac, 6%, 2021 - 2034	571,668	581,763
Freddie Mac, 5%, 2025 - 2035	3,900,716	3,815,025
Freddie Mac, 5.5%, 2035	1,699,120	1,692,507

		$14,830,173

Municipals - 2.9%
Harris County TX, “C”, FSA, 5.25%, 2028	$440,000	$435,156
Harris County, TX, “C”, FSA, 5.25%, 2031	430,000	421,004
Harris County, TX, “C”, FSA, 5.25%, 2032	430,000	420,811
Metropolitan Atlanta, GA, Rapid Transit Tax Authority Rev., “A”, FGIC, 5.25%, 2032	690,000	670,784
New York, Dormitory Authority Rev. (New York University), BHAC, 5.5%, 2031	360,000	366,070
State of Massachusetts, “A”, AMBAC, 5.5%, 2030	905,000	918,611
Utah Transit Authority Sales Tax Rev., “A”, BHAC, 5%, 2035	920,000	866,971

		$4,099,407

Natural Gas - Pipeline - 4.1%
CenterPoint Energy, Inc., 7.875%, 2013	$1,383,000	$1,419,580
CenterPoint Energy, Inc., 5.95%, 2017	450,000	379,453
Enterprise Products Operating LP, 5.65%, 2013	354,000	343,769
Enterprise Products Partners LP, 6.3%, 2017	540,000	503,597
Kinder Morgan Energy Partners LP, 5.125%, 2014	410,000	374,270
Kinder Morgan Energy Partners LP, 7.4%, 2031	581,000	537,512
Spectra Energy Capital LLC, 8%, 2019	942,000	977,549
Williams Cos., Inc., 7.125%, 2011	1,349,000	1,328,765

		$5,864,495

Network & Telecom - 5.0%
AT&T, Inc., 5.1%, 2014	$1,361,000	$1,272,930
British Telecommunications PLC, 5.15%, 2013	586,000	546,898
CenturyTel, Inc., 8.375%, 2010	30,000	30,777
Deutsche Telekom International Finance B.V., 8%, 2010	298,000	309,348
Telecom Italia Capital, 6.2%, 2011	930,000	930,270
Telefonica Emisiones S.A.U., 7.045%, 2036	550,000	497,448
Telefonica Europe B.V., 7.75%, 2010	981,000	1,001,562
TELUS Corp., 8%, 2011	1,734,000	1,836,427
Verizon New York, Inc., 6.875%, 2012	635,000	634,975

		$7,060,635

Oil Services - 0.9%
KazMunaiGaz Finance B.V., 8.375%, 2013 (n)	$567,000	$487,620
Weatherford International Ltd., 5.15%, 2013	460,000	443,003
Weatherford International Ltd., 6.35%, 2017	440,000	407,233

		$1,337,856

3

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited) - continued

MFS Bond Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Oils - 1.1%
Premcor Refining Group, Inc., 7.5%, 2015	$1,690,000	$1,611,067

Other Banks & Diversified Financials - 3.7%
Alfa Diversified Payment Rights Finance Co. S.A., FRN, 4.718%, 2011 (n)	$268,450	$227,860
Alfa Diversified Payment Rights Finance Co. S.A., FRN, 4.818%, 2012 (z)	245,000	234,318
Citigroup, Inc., 8.4% to 2018, FRN to 2049	765,000	520,705
Credit Suisse (USA), Inc., 4.875%, 2010	1,389,000	1,380,713
Fifth Third Bancorp, 5.45%, 2017	73,000	53,023
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	700,000	568,352
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)	1,051,000	772,994
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	547,000	421,485
UFJ Finance Aruba AEC, 6.75%, 2013	1,028,000	1,077,865

		$5,257,315

Printing & Publishing - 0.2%
Pearson PLC, 5.5%, 2013 (n)	$260,000	$260,237

Railroad & Shipping - 1.9%
Canadian Pacific Railway Co., 6.5%, 2018	$570,000	$537,509
CSX Corp., 6.3%, 2012	826,000	825,494
Kansas City Southern, 7.375%, 2014	330,000	315,150
TFM S.A. de C.V., 9.375%, 2012	968,000	987,360

		$2,665,513

Real Estate - 3.5%
ERP Operating LP, REIT, 5.75%, 2017	$970,000	$816,886
HRPT Properties Trust, REIT, 6.25%, 2016	1,027,000	885,746
Liberty Property LP, REIT, 5.5%, 2016	660,000	549,119
ProLogis, REIT, 5.75%, 2016	933,000	812,968
ProLogis, REIT, 5.625%, 2016	160,000	136,290
Simon Property Group, Inc., REIT, 6.35%, 2012	629,000	619,963
Simon Property Group, Inc., REIT, 5.75%, 2015	1,200,000	1,134,092

		$4,955,064

Restaurants - 0.4%
YUM! Brands, Inc., 8.875%, 2011	$466,000	$502,102

Retailers - 1.7%
Home Depot, Inc., 5.25%, 2013	$681,000	$627,115
Home Depot, Inc., 5.875%, 2036	189,000	134,190
J.C. Penney Corp., Inc., 8%, 2010	81,000	82,624
Macy’s Retail Holdings, Inc., 5.35%, 2012	480,000	442,027
Macy’s, Inc., 6.625%, 2011	426,000	414,101
Wal-Mart Stores, Inc., 6.2%, 2038	760,000	693,272

		$2,393,329

Supermarkets - 0.7%
Delhaize America, Inc., 9%, 2031	$360,000	$377,910
Kroger Co., 6.4%, 2017	574,000	550,375

		$928,285

Supranational - 0.4%
Corporacion Andina de Fomento, 6.875%, 2012	$481,000	$501,876

Telecommunications - Wireless - 1.5%
Nextel Communications, Inc., 5.95%, 2014	$1,570,000	$1,051,900
Rogers Cable, Inc., 5.5%, 2014	364,000	336,260
Rogers Wireless, Inc., 7.25%, 2012	535,000	543,084
Vodafone Group PLC, 5.625%, 2017	201,000	178,669

		$2,109,913

Telephone Services - 0.3%
Embarq Corp., 7.082%, 2016	$540,000	$437,638

Tobacco - 2.0%
Philip Morris International, Inc., 4.875%, 2013	$930,000	$916,552
Reynolds American, Inc., 7.25%, 2012	881,000	904,555
Reynolds American, Inc., 6.75%, 2017	1,100,000	1,027,851

		$2,848,958

Transportation - Services - 0.7%
FedEx Corp., 9.65%, 2012	$852,000	$963,379

U.S. Treasury Obligations - 2.5%
U.S. Treasury Bonds, 5.375%, 2031	$1,623,000	$1,844,260
U.S. Treasury Bonds, 4.375%, 2038	1,747,000	1,769,246

		$3,613,506

Utilities - Electric Power - 9.8%
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	$1,110,000	$1,121,100
Beaver Valley Funding Corp., 9%, 2017	926,000	989,959
Dominion Resources, Inc., 6.4%, 2018	430,000	411,269
DPL, Inc., 6.875%, 2011	614,000	626,863
Duke Energy Corp., 5.65%, 2013	930,000	910,210
E.ON International Finance B.V., 6.65%, 2038 (n)	580,000	563,334
EDP Finance B.V., 6%, 2018 (n)	1,010,000	966,475
Enersis S.A., 7.375%, 2014	686,000	692,704
Exelon Generation Co. LLC, 6.95%, 2011	1,790,000	1,812,679
Mirant Americas Generation LLC, 8.3%, 2011	700,000	673,750

4

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited) - continued

MFS Bond Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Utilities - Electric Power - continued
NiSource Finance Corp., 7.875%, 2010	$1,173,000	$1,206,441
NorthWestern Corp., 5.875%, 2014	680,000	649,877
NRG Energy, Inc., 7.375%, 2016	420,000	378,000
Oncor Electric Delivery Co. LLC, 6.8%, 2018 (z)	561,000	530,706
PSEG Power LLC, 5.5%, 2015	284,000	256,216
Reliant Energy, Inc., 7.625%, 2014	1,030,000	772,500
System Energy Resources, Inc., 5.129%, 2014 (n)	588,482	585,052
Waterford 3 Funding Corp., 8.09%, 2017	814,298	825,487

		$13,972,622

Total Bonds		$140,388,458

REPURCHASE AGREEMENTS - 0.0%
Morgan Stanley, 1.50%, dated 9/30/08, due 10/01/08, total to be received $12,001 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$12,000	$12,000

Total Investments		$140,400,458

OTHER ASSETS, LESS LIABILITIES - 1.5%		2,188,878

NET ASSETS - 100.0%		$142,589,336

(d)	Non-income producing security - in default.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $18,233,123, representing 12.8% of net assets.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Alfa Diversified Payment Rights Finance Co. S.A., FRN, 4.818%, 2012	3/23/07	$245,000	$234,318
Bayview Financial Revolving Mortgage Loan Trust, FRN, 4.508%, 2040	3/01/06	470,000	338,505
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011	7/02/03 - 3/08/07	581,214	556,769
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	615,454	593,420
Falcon Franchise Loan LLC, 6.5%, 2014	7/15/05	405,067	246,136
Falcon Franchise Loan LLC, FRN, 4.048%, 2025	1/29/03	269,899	216,063
GMAC Commercial Mortgage Securities, Inc., FRN, 6.02%, 2033	3/20/02	745,772	687,241
Oncor Electric Delivery Co. LLC, 6.8%, 2018	9/03/08	560,411	530,706
PNC Mortgage Acceptance Corp., FRN, 7.1%, 2032	3/25/08	800,000	750,047
Prudential Securities Secured Financing Corp., FRN, 7.277%, 2013	12/06/04	629,481	379,758
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	421,860	317,015

Total Restricted Securities			$4,849,978
% of Net Assets			3.4%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust

Insurers
AMBAC	AMBAC Indemnity Corp.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

MFS Bond Portfolio

Supplemental Information (Unaudited) 9/30/08

(1)	Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of September 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$140,400,458	$—	$140,400,458
Other Financial Instruments	$—	$(427,162)	$—	$(427,162)

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$158,203,432

Gross unrealized appreciation	$369,158
Gross unrealized depreciation	(18,172,132)

Net unrealized appreciation (depreciation)	$(17,802,974)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3)	Derivative Contracts at 9/30/08

Swap Agreements at 9/30/08

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
12/20/12	USD	390,000	Goldman Sachs International	(1)	1.55% (fixed rate)	$9,522
12/20/12	USD	390,000	Goldman Sachs International	(2)	1.3% (fixed rate)	3,638
12/20/12	USD	910,000	Merrill Lynch International	1% (fixed rate)	(3)	(442,441)
6/20/13	USD	360,000	Morgan Stanley Capital Services, Inc.	(4)	1.48% (fixed rate)	4,675
6/20/13	USD	370,000	Morgan Stanley Capital Services, Inc.	(5)	1.07% (fixed rate)	5,218
6/20/13	USD	380,000	Morgan Stanley Capital Services, Inc.	(6)	1.07% (fixed rate)	(7,349)
12/20/13	USD	350,000	JPMorgan Chase Bank	(6)	0.78% (fixed rate)	(2,181)
9/20/13	USD	360,000	Morgan Stanley Capital Services, Inc.	(7)	0.99% (fixed rate)	1,756

						$(427,162)

(1)	Fund to receive notional amount upon a defined credit event by Equity Residential, 5.75%, 6/15/17.

(2)	Fund to receive notional amount upon a defined credit event by Simon Property Group, Inc., 6.35%, 8/28/12.

(3)	Fund to pay notional amount upon a defined credit event by MBIA, Inc., 6.625%, 10/01/28.

(4)	Fund to receive notional amount upon a defined credit event by Weyerhaeuser Co., 7.125%, 7/15/23.

(5)	Fund to receive notional amount upon a defined credit event by Nordstrom, Inc., 6.95%, 3/15/28.

(6)	Fund to receive notional amount upon a defined credit event by Arrow Electronics, Inc., 6.875%, 6/01/18.

(7)	Fund to receive notional amount upon a defined credit event by British Telecom PLC, 5.75%, 12/07/28.

At September 30, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

6

MFS® Capital Appreciation Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/08

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited)

MFS Capital Appreciation Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.6%
Aerospace - 2.3%
Precision Castparts Corp.	17,400	$1,370,772
United Technologies Corp.	104,070	6,250,444

		$7,621,216

Alcoholic Beverages - 1.5%
Diageo PLC	306,830	$5,194,019

Apparel Manufacturers - 3.8%
LVMH Moet Hennessy Louis Vuitton S.A.	77,460	$6,839,494
NIKE, Inc., “B”	90,320	6,042,408

		$12,881,902

Biotechnology - 3.3%
Genentech, Inc. (a)	17,390	$1,542,145
Genzyme Corp. (a)	118,600	9,593,554

		$11,135,699

Broadcasting - 2.4%
Grupo Televisa S.A., ADR	108,880	$2,381,206
News Corp., “A”	178,690	2,142,493
Omnicom Group, Inc.	92,790	3,577,982

		$8,101,681

Brokerage & Asset Managers - 2.6%
Charles Schwab Corp.	203,270	$5,285,020
Deutsche Boerse AG	25,660	2,339,346
Franklin Resources, Inc.	14,850	1,308,731

		$8,933,097

Business Services - 6.9%
Amdocs Ltd. (a)	291,960	$7,993,865
Automatic Data Processing, Inc.	71,670	3,063,893
Fidelity National Information Services, Inc.	125,000	2,307,500
Visa, Inc., “A”	47,810	2,935,056
Western Union Co.	288,630	7,120,502

		$23,420,816

Cable TV - 0.8%
Comcast Corp., “A”	146,010	$2,866,176

Computer Software - 6.5%
Citrix Systems, Inc. (a)	79,330	$2,003,876
Microsoft Corp.	317,110	8,463,666
Oracle Corp. (a)	470,070	9,547,122
VeriSign, Inc. (a)	71,930	1,875,934

		$21,890,598

Computer Software - Systems - 2.9%
Apple, Inc. (a)	24,710	$2,808,539
EMC Corp. (a)	250,530	2,996,339
International Business Machines Corp.	35,410	4,141,554

		$9,946,432

Consumer Goods & Services - 4.0%
Avon Products, Inc.	60,060	$2,496,694
Colgate-Palmolive Co.	57,620	4,341,667
Procter & Gamble Co.	98,060	6,833,801

		$13,672,162

Electrical Equipment - 4.3%
Danaher Corp.	103,600	$7,189,840
General Electric Co.	108,870	2,776,185
W.W. Grainger, Inc.	52,500	4,565,925

		$14,531,950

Electronics - 5.4%
Intel Corp.	190,010	$3,558,887
Intersil Corp., “A”	130,120	2,157,390
KLA-Tencor Corp.	101,180	3,202,347
National Semiconductor Corp.	82,190	1,414,490
Samsung Electronics Co. Ltd., GDR	19,008	4,364,369
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	386,234	3,619,013

		$18,316,496

Energy - Integrated - 4.3%
Chevron Corp.	22,520	$1,857,450
Exxon Mobil Corp.	48,970	3,803,010
Hess Corp.	54,300	4,456,944
Marathon Oil Corp.	115,190	4,592,625

		$14,710,029

Food & Beverages - 4.9%
General Mills, Inc.	44,060	$3,027,803
Nestle S.A.	133,875	5,790,370
PepsiCo, Inc.	109,050	7,771,994

		$16,590,167

Food & Drug Stores - 2.2%
CVS Caremark Corp.	221,752	$7,464,172

Gaming & Lodging - 1.2%
International Game Technology	100,520	$1,726,934
Royal Caribbean Cruises Ltd.	117,920	2,446,840

		$4,173,774

General Merchandise - 0.5%
Kohl’s Corp. (a)	35,080	$1,616,486

Health Maintenance Organizations - 0.5%
UnitedHealth Group, Inc.	65,720	$1,668,631

Insurance - 0.8%
MetLife, Inc.	50,680	$2,838,080

Internet - 2.9%
eBay, Inc. (a)	105,550	$2,362,209
Google, Inc., “A” (a)	18,940	7,585,849

		$9,948,058

Major Banks - 2.8%
Bank of New York Mellon Corp.	101,371	$3,302,667
State Street Corp.	107,860	6,135,077

		$9,437,744

Medical & Health Technology & Services - 1.4%
Cardinal Health, Inc.	42,300	$2,084,544

1

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited) - continued

MFS Capital Appreciation Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Medical & Health Technology & Services - continued
VCA Antech, Inc. (a)	86,730	$2,555,933

		$4,640,477

Medical Equipment - 4.5%
Advanced Medical Optics, Inc. (a)	133,390	$2,371,674
Medtronic, Inc.	89,130	4,465,413
ResMed, Inc. (a)	65,700	2,825,100
Stryker Corp.	53,610	3,339,903
Zimmer Holdings, Inc. (a)	34,710	2,240,878

		$15,242,968

Metals & Mining - 0.7%
BHP Billiton Ltd., ADR	43,850	$2,279,762

Network & Telecom - 4.8%
Cisco Systems, Inc. (a)	442,550	$9,983,928
Juniper Networks, Inc. (a)	103,200	2,174,424
QUALCOMM, Inc.	53,980	2,319,521
Research in Motion Ltd. (a)	26,390	1,802,437

		$16,280,310

Oil Services - 4.8%
BJ Services Co.	70,350	$1,345,796
Halliburton Co.	164,850	5,339,492
Noble Corp.	84,620	3,714,818
Schlumberger Ltd.	31,700	2,475,453
Weatherford International Ltd. (a)	134,640	3,384,850

		$16,260,409

Other Banks & Diversified Financials - 1.0%
American Express Co.	98,330	$3,483,832

Personal Computers & Peripherals - 0.7%
NetApp, Inc. (a)	124,440	$2,268,541

Pharmaceuticals - 6.6%
Allergan, Inc.	60,780	$3,130,170
Johnson & Johnson	101,790	7,052,011
Merck KGaA	27,590	2,961,923
Roche Holding AG	31,750	4,949,410
Wyeth	117,760	4,350,054

		$22,443,568

Specialty Chemicals - 1.0%
Praxair, Inc.	48,080	$3,449,259

Specialty Stores - 2.5%
Lowe’s Cos., Inc.	100,530	$2,381,552
Nordstrom, Inc.	113,600	3,273,952
Staples, Inc.	131,950	2,968,875

		$8,624,379

Telecommunications - Wireless - 2.4%
America Movil S.A.B. de C.V., “L”, ADR	117,650	$5,454,254
Rogers Communications, Inc., “B”	78,280	2,602,027

		$8,056,281

Trucking - 1.4%
FedEx Corp.	27,980	$2,211,539
United Parcel Service, Inc., “B”	39,920	2,510,569

		$4,722,108

Total Common Stocks		$334,711,279

REPURCHASE AGREEMENTS - 1.3%
Morgan Stanley, 1.5%, dated 9/30/08, due 10/1/08, total to be received $4,437,185 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$4,437,000	$4,437,000

SHORT-TERM OBLIGATIONS - 0.0%
Toyota Motor Credit Corp, 5%, due 10/01/08, at Amortized Cost and Value (y)	$29,000	$29,000

Total Investments		$339,177,279

OTHER ASSETS, LESS LIABILITIES - 0.1%		255,841

NET ASSETS - 100.0%		$339,433,120

(a)	Non-income producing security.

(y)	The rate shown represents an annualized yield at time of purchase.

ADR	American Depository Receipt
GDR	Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Capital Appreciation Portfolio

Supplemental Information (Unaudited) 9/30/08

(1)	Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of September 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$302,272,349	$36,904,930	$—	$339,177,279
Other Financial Instruments	$—	$—	$—	$—

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$383,244,737

Gross unrealized appreciation	$15,194,431
Gross unrealized depreciation	(59,261,889)

Net unrealized appreciation (depreciation)	$(44,067,458)

The aggregate cost above includes prior fiscal year end tax adjustments.

3

MFS® Core Equity Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/08

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited)

MFS Core Equity Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.9%
Aerospace - 2.6%
Lockheed Martin Corp.	13,010	$1,426,807
Northrop Grumman Corp.	18,640	1,128,466
United Technologies Corp.	28,670	1,721,920

		$4,277,193

Alcoholic Beverages - 0.2%
Molson Coors Brewing Co.	7,600	$355,300

Apparel Manufacturers - 1.1%
NIKE, Inc., “B”	21,870	$1,463,103
Quiksilver, Inc. (a)	63,910	366,843

		$1,829,946

Automotive - 0.6%
Johnson Controls, Inc.	33,550	$1,017,572

Biotechnology - 1.7%
Genzyme Corp. (a)	24,341	$1,968,943
Gilead Sciences, Inc. (a)	17,640	804,031

		$2,772,974

Broadcasting - 1.9%
Omnicom Group, Inc.	21,860	$842,922
Viacom, Inc., “B” (a)	28,110	698,252
Walt Disney Co.	50,540	1,551,073

		$3,092,247

Brokerage & Asset Managers - 1.7%
Affiliated Managers Group, Inc. (a)	4,220	$349,627
Deutsche Boerse AG	4,740	432,132
Goldman Sachs Group, Inc.	8,410	1,076,480
Invesco Ltd.	15,820	331,904
TD AMERITRADE Holding Corp. (a)	32,590	527,958

		$2,718,101

Business Services - 1.7%
Amdocs Ltd. (a)	24,480	$670,262
Fidelity National Information Services, Inc.	43,460	802,272
Satyam Computer Services Ltd., ADR	40,970	661,666
Visa, Inc., “A”	9,950	610,831

		$2,745,031

Cable TV - 0.7%
Comcast Corp., “Special A”	38,330	$755,868
Time Warner Cable, Inc., “A” (a)(l)	18,160	439,472

		$1,195,340

Chemicals - 1.3%
3M Co.	20,420	$1,394,890
PPG Industries, Inc.	13,840	807,149

		$2,202,039

Computer Software - 3.5%
MicroStrategy, Inc., “A” (a)	33,490	$1,993,660
MSC Software Corp. (a)	83,028	888,400
Oracle Corp. (a)	94,400	1,917,264
VeriSign, Inc. (a)	38,710	1,009,557

		$5,808,881

Computer Software - Systems - 3.9%
Apple, Inc. (a)	18,370	$2,087,934
Hewlett-Packard Co.	33,680	1,557,363
International Business Machines Corp.	23,110	2,702,946

		$6,348,243

Construction - 0.8%
Pulte Homes, Inc. (l)	56,650	$791,401
Sherwin-Williams Co. (l)	8,980	513,297

		$1,304,698

Consumer Goods & Services - 3.5%
Avon Products, Inc.	8,770	$364,569
Colgate-Palmolive Co.	23,450	1,766,958
DeVry, Inc.	5,580	276,433
ITT Educational Services, Inc. (a)(l)	3,680	297,749
New Oriental Education & Technology Group, Inc., ADR (a)	7,420	476,661
Procter & Gamble Co.	36,410	2,537,413

		$5,719,783

Electrical Equipment - 3.4%
Danaher Corp.	74,220	$5,150,868
WESCO International, Inc. (a)	12,150	390,987

		$5,541,855

Electronics - 3.5%
Applied Materials, Inc.	13,020	$196,993
Flextronics International Ltd. (a)	83,559	591,598
GT Solar International, Inc. (a)	14,100	152,985
Hittite Microwave Corp. (a)	20,550	690,480
Intel Corp.	94,220	1,764,741
Intersil Corp., “A”	26,210	434,562
Marvell Technology Group Ltd. (a)	52,710	490,203
National Semiconductor Corp.	20,200	347,642
SanDisk Corp. (a)(l)	55,010	1,075,446

		$5,744,650

Energy - Independent - 2.8%
Apache Corp.	14,800	$1,543,344
EOG Resources, Inc.	9,270	829,294
Peabody Energy Corp.	8,790	395,550
Ultra Petroleum Corp. (a)	8,400	464,856
XTO Energy, Inc.	27,860	1,296,047

		$4,529,091

Energy - Integrated - 6.8%
Chevron Corp.	50,450	$4,161,116
Exxon Mobil Corp.	39,406	3,060,270
Hess Corp.	13,610	1,117,109
Marathon Oil Corp.	22,620	901,859
Royal Dutch Shell PLC, “A”	36,780	1,062,456
Statoil A.S.A.	12,950	308,716
TOTAL S.A.	8,860	534,532

		$11,146,058

Engineering - Construction - 1.5%
Fluor Corp.	29,870	$1,663,759
Foster Wheeler Ltd. (a)	7,250	261,798

1

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited) - continued

MFS Core Equity Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Engineering - Construction - continued
North American Energy Partners, Inc. (a)	45,350	$470,280

		$2,395,837

Food & Beverages - 4.3%
Coca-Cola Co.	47,260	$2,499,109
Hain Celestial Group, Inc. (a)(l)	25,200	693,756
J.M. Smucker Co.	12,950	656,436
Pepsi Bottling Group, Inc.	53,097	3,133,779

		$6,983,080

Food & Drug Stores - 1.1%
CVS Caremark Corp.	53,020	$1,784,653

Gaming & Lodging - 0.7%
International Game Technology	17,100	$293,778
Las Vegas Sands Corp. (a)(l)	7,550	272,631
Royal Caribbean Cruises Ltd. (l)	18,120	375,990
Wyndham Worldwide	17,220	270,526

		$1,212,925

General Merchandise - 1.4%
99 Cents Only Stores (a)(l)	39,060	$428,488
Family Dollar Stores, Inc.	19,040	451,248
Kohl’s Corp. (a)	17,810	820,685
Wal-Mart Stores, Inc.	8,760	524,636

		$2,225,057

Health Maintenance Organizations - 0.9%
CIGNA Corp.	30,220	$1,026,876
WellPoint, Inc. (a)	10,450	488,747

		$1,515,623

Insurance - 3.9%
ACE Ltd.	27,700	$1,499,401
Allied World Assurance Co. Holdings Ltd.	27,240	967,565
Chubb Corp.	33,950	1,863,855
Genworth Financial, Inc., “A”	31,770	273,540
MetLife, Inc.	19,190	1,074,640
Prudential Financial, Inc.	11,080	797,760

		$6,476,761

Internet - 1.2%
Google, Inc., “A” (a)	4,880	$1,954,538

Leisure & Toys - 0.7%
Activision Blizzard, Inc. (a)	41,900	$646,517
Hasbro, Inc.	13,900	482,608

		$1,129,125

Machinery & Tools - 0.8%
Bucyrus International, Inc.	10,900	$487,012
Eaton Corp.	4,000	224,720
Timken Co.	20,210	572,954

		$1,284,686

Major Banks - 7.3%
Bank of America Corp.	89,676	$3,138,660
Bank of New York Mellon Corp.	37,115	1,209,207
JPMorgan Chase & Co.	84,270	3,935,409
State Street Corp.	24,650	1,402,092
Wells Fargo & Co.	61,330	2,301,715

		$11,987,083

Medical & Health Technology & Services - 0.7%
DaVita, Inc. (a)	1,530	$87,225
IDEXX Laboratories, Inc. (a)	3,920	214,816
MWI Veterinary Supply, Inc. (a)(l)	20,640	810,946

		$1,112,987

Medical Equipment - 4.4%
Advanced Medical Optics, Inc. (a)	52,640	$935,939
Conceptus, Inc. (a)(l)	72,970	1,209,843
Cooper Cos., Inc. (l)	27,520	956,595
Covidien Ltd.	25,100	1,349,376
Medtronic, Inc.	20,630	1,033,563
NxStage Medical, Inc. (a)	158,050	666,971
NxStage Medical, Inc. (a)(z)	68,214	287,863
Zimmer Holdings, Inc. (a)	11,550	745,668

		$7,185,818

Metals & Mining - 0.2%
Century Aluminum Co. (a)	9,200	$254,748

Natural Gas - Distribution - 0.2%
Sempra Energy	6,800	$343,196

Natural Gas - Pipeline - 0.5%
Williams Cos., Inc.	33,100	$782,815

Network & Telecom - 2.1%
Ciena Corp. (a)	29,820	$300,586
Cisco Systems, Inc. (a)	37,370	843,067
Juniper Networks, Inc. (a)	18,430	388,320
NICE Systems Ltd., ADR (a)	33,530	913,357
Research in Motion Ltd. (a)	10,190	695,977
Sonus Networks, Inc. (a)(l)	114,960	331,085

		$3,472,392

Oil Services - 2.7%
Exterran Holdings, Inc. (a)(l)	10,050	$321,198
Halliburton Co.	39,810	1,289,446
Helix Energy Solutions Group, Inc. (a)	15,820	384,110
Nabors Industries Ltd. (a)	8,600	214,312
National Oilwell Varco, Inc. (a)	14,170	711,759
Noble Corp.	35,940	1,577,766

		$4,498,591

Other Banks & Diversified Financials - 1.5%
American Express Co.	27,380	$970,073
Euro Dekania Ltd. (a)(z)	100,530	568,404
Sovereign Bancorp, Inc.	242,170	956,572

		$2,495,049

Personal Computers & Peripherals - 0.2%
NetApp, Inc. (a)	22,620	$412,363

Pharmaceuticals - 5.3%
Merck & Co., Inc.	145,750	$4,599,870
Schering-Plough Corp.	144,690	2,672,424

2

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited) - continued

MFS Core Equity Portfolio

Issuer			Shares/Par	Value ($)
COMMON STOCKS - continued
Pharmaceuticals - continued
Teva Pharmaceutical Industries Ltd., ADR			13,300	$609,007
Wyeth			22,320	824,501

				$8,705,802

Precious Metals & Minerals - 0.7%
Teck Cominco Ltd., “B”			43,540	$1,236,344

Real Estate - 2.3%
Apartment Investment & Management, “A”, REIT			29,839	$1,044,962
Kilroy Realty Corp., REIT			5,860	280,049
Mack-Cali Realty Corp., REIT			72,950	2,470,817

				$3,795,828

Restaurants - 0.7%
Red Robin Gourmet Burgers, Inc. (a)			22,830	$611,844
Texas Roadhouse, Inc., “A” (a)(l)			59,430	534,276

				$1,146,120

Specialty Chemicals - 0.7%
Airgas, Inc.			13,290	$659,849
Praxair, Inc.			6,000	430,440

				$1,090,289

Specialty Stores - 3.1%
AnnTaylor Stores Corp. (a)			36,660	$756,662
Dick’s Sporting Goods, Inc. (a)(l)			74,530	1,459,297
Nordstrom, Inc.			37,330	1,075,851
O’Reilly Automotive, Inc. (a)			31,920	854,498
Pier 1 Imports, Inc. (a)(l)			145,250	599,883
Tiffany & Co.			11,800	419,136

				$5,165,327

Telecommunications - Wireless - 0.6%
Rogers Communications, Inc., “B”			28,600	$927,669

Telephone Services - 2.4%
AT&T, Inc.			108,970	$3,042,442
Embarq Corp.			8,610	349,136
Verizon Communications, Inc.			17,700	567,993

				$3,959,571

Tobacco - 1.8%
Lorillard, Inc.			14,630	$1,040,925
Philip Morris International, Inc.			38,610	1,857,141

				$2,898,066

Utilities - Electric Power - 3.3%
Dominion Resources, Inc.			21,590	$923,620
Exelon Corp.			10,330	646,865
FirstEnergy Corp.			15,920	1,066,481
NRG Energy, Inc. (a)(l)			31,850	788,288
PG&E Corp.			11,710	438,540
PPL Corp.			21,270	787,415
Public Service Enterprise Group, Inc.			24,940	817,769

				$5,468,978

Total Common Stocks				$162,250,323

	Strike Price	First Exercise
WARRANTS - 0.0%
Medical Equipment - 0.0%
NxStage Medical, Inc. (1 share for 1 warrant) (a)(z)	$5.50	8/01/08	13,643	$32,002

Total Warrants				$32,002

COLLATERAL FOR SECURITIES LOANED - 5.1%
Navigator Securities Lending Prime Portfolio, at Net Asset Value			8,339,708	$8,339,708

Total Investments				$170,622,033

OTHER ASSETS, LESS LIABILITIES - (4.0)%				(6,566,432)

NET ASSETS - 100.0%				$164,055,601

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Euro Dekania Ltd.	3/08/07-6/25/07	$1,412,164	$568,404
NxStage Medical, Inc.	5/22/08	269,523	287,863
NxStage Medical, Inc. (1 share for 1 warrant) (Warrants)	5/22/08	37,441	32,002

Total Restricted Securities			$888,269
% of Net Assets			0.5%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Core Equity Portfolio

Supplemental Information (Unaudited) 9/30/08

(1)	Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of September 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$167,715,793	$2,337,836	$568,404	$170,622,033
Other Financial Instruments	$—	$—	$—	$—

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

	Investments in Securities	Other Financial Instruments
Balance as of 12/31/07	$1,388,960	$—
Accrued discounts/premiums	—	—
Realized gain (loss)		—
Change in unrealized appreciation	(820,556)	—
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	—	—
Balance as of 09/30/08	$568,404	$—

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$201,012,664

Gross unrealized appreciation	$3,334,124
Gross unrealized depreciation	(33,724,755)

Net unrealized appreciation (depreciation)	$(30,390,631)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3)	Securities Lending Collateral

At September 30, 2008, the value of securities loaned was $9,110,671. These loans were collateralized by cash of $8,339,708 and U.S. Treasury obligations of $773,741.

4

MFS INVESTMENT MANAGEMENT

MFS® Growth Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/08

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited)

MFS Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 96.4%
Aerospace - 2.5%
Lockheed Martin Corp.	44,310	$4,859,478

Alcoholic Beverages - 1.6%
Molson Coors Brewing Co.	64,620	$3,020,985

Apparel Manufacturers - 0.8%
Li & Fung Ltd.	164,000	$400,532
NIKE, Inc., “B”	13,430	898,467
Quiksilver, Inc. (a)	49,780	285,737

		$1,584,736

Biotechnology - 5.6%
Celgene Corp. (a)	14,440	$913,763
Genentech, Inc. (a)	25,470	2,258,680
Genzyme Corp. (a)	57,300	4,634,997
Gilead Sciences, Inc. (a)	66,580	3,034,716

		$10,842,156

Broadcasting - 0.2%
Grupo Televisa S.A., ADR	18,330	$400,877

Brokerage & Asset Managers - 3.1%
Charles Schwab Corp.	108,860	$2,830,360
Deutsche Boerse AG	6,260	570,706
Goldman Sachs Group, Inc.	12,400	1,587,200
Invesco Ltd.	52,050	1,092,009

		$6,080,275

Business Services - 3.6%
Amdocs Ltd. (a)	17,570	$481,067
Satyam Computer Services Ltd., ADR	28,560	461,244
Visa, Inc., “A”	35,920	2,205,129
Western Union Co.	157,490	3,885,278

		$7,032,718

Chemicals - 0.5%
Monsanto Co.	9,680	$958,126

Computer Software - 3.9%
Akamai Technologies, Inc. (a)	41,500	$723,760
Citrix Systems, Inc. (a)	31,370	792,406
Oracle Corp. (a)	112,180	2,278,376
VeriSign, Inc. (a)	142,578	3,718,434

		$7,512,976

Computer Software - Systems - 3.6%
Apple, Inc. (a)	27,670	$3,144,972
Hewlett-Packard Co.	32,900	1,521,296
International Business Machines Corp.	19,050	2,228,088

		$6,894,356

Consumer Goods & Services - 4.2%
Apollo Group, Inc., “A” (a)	10,420	$617,906
Capella Education Co. (a)	10,900	467,174
Colgate-Palmolive Co.	24,700	1,861,145
DeVry, Inc.	17,200	852,088
ITT Educational Services, Inc. (a)	4,670	377,850
New Oriental Education & Technology Group, Inc., ADR (a)	27,690	1,778,806
Priceline.com, Inc. (a)	2,360	161,495
Strayer Education, Inc. (l)	9,660	1,934,512

		$8,050,976

Electrical Equipment - 2.3%
Danaher Corp.	64,540	$4,479,076

Electronics - 4.5%
ARM Holdings PLC	392,190	$667,811
Flextronics International Ltd. (a)	66,370	469,900
Hittite Microwave Corp. (a)	38,770	1,302,672
Intel Corp.	123,860	2,319,898
Intersil Corp., “A”	106,910	1,772,568
Marvell Technology Group Ltd. (a)	80,200	745,860
National Semiconductor Corp.	28,500	490,485
Nintendo Co. Ltd.	1,100	457,913
SanDisk Corp. (a)(l)	23,190	453,365

		$8,680,472

Energy - Independent - 2.8%
Apache Corp.	9,520	$992,746
EOG Resources, Inc.	15,180	1,358,003
Ultra Petroleum Corp. (a)	24,730	1,368,558
XTO Energy, Inc.	34,205	1,591,217

		$5,310,524

Energy - Integrated - 1.6%
Hess Corp.	32,342	$2,654,631
Petroleo Brasileiro S.A., ADR	11,370	499,712

		$3,154,343

Engineering - Construction - 1.1%
Fluor Corp.	29,440	$1,639,808
Quanta Services, Inc. (a)	15,500	418,655

		$2,058,463

Entertainment - 2.1%
DreamWorks Animation, Inc., “A” (a)	87,740	$2,759,423
TiVo, Inc. (a)(l)	189,930	1,390,288

		$4,149,711

Food & Beverages - 5.9%
Coca-Cola Co.	56,830	$3,005,170
General Mills, Inc.	19,290	1,325,609
Nestle S.A.	52,654	2,277,394
Pepsi Bottling Group, Inc.	20,360	593,901
PepsiCo, Inc.	58,220	4,149,339

		$11,351,413

Food & Drug Stores - 1.8%
CVS Caremark Corp.	104,550	$3,519,153

Gaming & Lodging - 1.1%
International Game Technology	54,000	$927,720
Las Vegas Sands Corp. (a)(l)	10,420	376,266
Royal Caribbean Cruises Ltd. (l)	42,440	880,630

		$2,184,616

General Merchandise - 1.3%
Family Dollar Stores, Inc. (l)	80,450	$1,906,665

1

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited) - continued

MFS Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
General Merchandise - continued
Kohl’s Corp. (a)	11,080	$510,566

		$2,417,231

Insurance - 0.4%
Chubb Corp.	11,490	$630,801
Max Capital Group Ltd.	4,010	93,152

		$723,953

Internet - 3.9%
Google, Inc., “A” (a)	16,530	$6,620,596
Omniture, Inc. (a)(l)	34,010	624,424
Tencent Holdings Ltd.	40,400	291,046

		$7,536,066

Leisure & Toys - 0.9%
Activision Blizzard, Inc. (a)	25,880	$399,328
Electronic Arts, Inc. (a)	24,440	904,036
THQ, Inc. (a)	32,810	395,032

		$1,698,396

Machinery & Tools - 0.8%
Bucyrus International, Inc.	27,460	$1,226,913
Flowserve Corp.	4,460	395,914

		$1,622,827

Major Banks - 1.7%
Bank of America Corp.	16,800	$588,000
JPMorgan Chase & Co.	32,060	1,497,202
State Street Corp.	13,660	776,981
Wells Fargo & Co.	12,280	460,868

		$3,323,051

Medical & Health Technology & Services - 4.0%
IDEXX Laboratories, Inc. (a)(l)	70,080	$3,840,384
Medco Health Solutions, Inc. (a)	59,150	2,661,750
VCA Antech, Inc. (a)	42,900	1,264,263

		$7,766,397

Medical Equipment - 7.7%
Advanced Medical Optics, Inc. (a)	22,733	$404,193
Baxter International, Inc.	43,230	2,837,185
Becton, Dickinson & Co.	15,310	1,228,781
C.R. Bard, Inc.	22,960	2,178,215
Conceptus, Inc. (a)(l)	108,880	1,805,230
Covidien Ltd.	11,300	607,488
NuVasive, Inc. (a)	13,950	688,154
St. Jude Medical, Inc. (a)	34,980	1,521,280
Stryker Corp.	47,390	2,952,397
Thoratec Corp. (a)(l)	23,495	616,744

		$14,839,667

Network & Telecom - 4.6%
Cisco Systems, Inc. (a)	99,190	$2,237,726
High Tech Computer Corp., GDR	11,615	722,140
Juniper Networks, Inc. (a)	17,440	367,461
NICE Systems Ltd., ADR (a)	40,440	1,101,586
Nokia Corp., ADR	97,510	1,818,562
Research in Motion Ltd. (a)	38,051	2,598,883

		$8,846,358

Oil Services - 4.8%
Exterran Holdings, Inc. (a)(l)	2,436	$77,855
Helix Energy Solutions Group, Inc. (a)(l)	3,740	90,807
National Oilwell Varco, Inc. (a)	36,332	1,824,956
Noble Corp.	63,248	2,776,587
Schlumberger Ltd.	14,720	1,149,485
Smith International, Inc.	30,120	1,766,237
Transocean, Inc.	7,470	820,505
Weatherford International Ltd. (a)	34,060	856,268

		$9,362,700

Railroad & Shipping - 1.5%
Norfolk Southern Corp.	25,600	$1,694,976
Union Pacific Corp.	17,470	1,243,165

		$2,938,141

Special Products & Services - 0.1%
Heckmann Corp. (a)(l)	28,610	$236,033

Specialty Chemicals - 0.3%
Praxair, Inc.	7,250	$520,115

Specialty Stores - 4.9%
Amazon.com, Inc. (a)	16,280	$1,184,533
AnnTaylor Stores Corp. (a)	32,760	676,166
Ctrip.com International Ltd., ADR	14,610	564,092
Dick’s Sporting Goods, Inc. (a)(l)	19,050	372,999
J. Crew Group, Inc. (a)(l)	22,100	631,397
Lowe’s Cos., Inc.	118,140	2,798,737
Nordstrom, Inc.	33,790	973,828
O’Reilly Automotive, Inc. (a)	63,110	1,689,455
TJX Cos., Inc.	19,600	598,192

		$9,489,399

Telecommunications - Wireless - 2.4%
America Movil S.A.B. de C.V., “L”, ADR	50,510	$2,341,644
Rogers Communications, Inc., “B”	70,030	2,271,492

		$4,613,136

Telephone Services - 0.3%
American Tower Corp., “A” (a)	13,565	$487,933

Tobacco - 1.5%
Philip Morris International, Inc.	59,780	$2,875,418

Trucking - 2.0%
J.B. Hunt Transport Services, Inc. (l)	60,850	$2,030,565
Landstar System, Inc.	21,270	937,156
Werner Enterprises, Inc. (l)	42,790	928,971

		$3,896,692

Utilities - Electric Power - 0.5%
Allegheny Energy, Inc.	12,930	$475,436
NRG Energy, Inc. (a)(l)	20,850	516,034

		$991,470

Total Common Stocks		$186,310,413

COLLATERAL FOR SECURITIES LOANED - 4.1%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	7,969,397	$7,969,397

2

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited) - continued

MFS Growth Portfolio

Issuer	Shares/Par	Value ($)
REPURCHASE AGREEMENTS - 4.1%
Merrill Lynch & Co., 0.15%, dated 9/30/08, due 10/01/08, total to be received $7,811,033 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$7,811,000	$7,811,000

Total Investments		$202,090,810

OTHER ASSETS, LESS LIABILITIES - (4.6)%		(8,868,721)

NET ASSETS - 100.0%		$193,222,089

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

The following abbreviations are used in this report and are defined:

ADR     American Depository Receipt

GDR     Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Growth Portfolio

Supplemental Information (Unaudited) 9/30/08

(1)	Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of September 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$188,892,268	$13,198,542	$—	$202,090,810
Other Financial Instruments	$—	$—	$—	$—

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$217,804,286

Gross unrealized appreciation	$9,522,280
Gross unrealized depreciation	(25,235,756)

Net unrealized appreciation (depreciation)	$(15,713,476)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3)	Securities Lending Collateral

At September 30, 2008, the value of securities loaned was $8,421,887. These loans were collateralized by cash of $7,969,397 and U.S. Treasury obligations of $504,683.

4

MFS® Emerging Markets Equity Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/08

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited)

MFS Emerging Markets Equity Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.5%
Airlines - 1.1%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	199,600	$300,954
Grupo Aeroportuario del Pacifico S.A. de C.V., ADR	14,330	366,274

		$667,228

Alcoholic Beverages - 0.8%
Companhia de Bebidas das Americas, ADR	9,170	$500,774

Apparel Manufacturers - 0.4%
Stella International Holdings	249,500	$267,343

Automotive - 0.5%
PT Astra International Tbk.	180,000	$322,399

Broadcasting - 1.0%
Grupo Televisa S.A., ADR	26,960	$589,615

Business Services - 1.6%
Delek Automotive Systems Ltd.	31,934	$314,909
LPS Brasil - Consultoria de Imoveis S.A.	29,819	206,848
Satyam Computer Services Ltd.	34,050	219,048
Sime Darby Berhad	123,700	238,547

		$979,352

Chemicals - 1.3%
Israel Chemicals Ltd.	26,900	$407,839
Makhteshim-Agan Industries Ltd.	57,571	377,990

		$785,829

Computer Software - Systems - 1.0%
Acer, Inc.	206,000	$351,759
LG Display Co. Ltd., ADR	21,970	279,019

		$630,778

Construction - 3.3%
Corporacion Moctezuma S.A. de C.V.	201,800	$457,424
Desarrolladora Homex S.A. de C.V., ADR (a)(l)	8,140	359,951
Duratex S.A., IPS	21,700	256,582
Pretoria Portland Cement Co. Ltd.	91,680	350,503
SARE Holding S.A. de C.V., “B” (a)	422,000	171,709
Siam Cement Public Co. Ltd.	99,900	400,098

		$1,996,267

Consumer Goods & Services - 0.8%
Natura Cosmeticos S.A.	51,200	$497,767

Electronics - 10.8%
AU Optronics Corp.	347,199	$391,608
Chi Mei Optoelectronics Corp.	369,950	241,081
Delta Electronics	152,200	395,166
MediaTek, Inc.	49,510	517,022
Samsung Electronics Co. Ltd.	6,030	2,776,660
Siliconware Precision Industries Co. Ltd., ADR	53,616	309,364
Taiwan Semiconductor Manufacturing Co. Ltd.	541,919	891,032
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	105,075	984,553

		$6,506,486

Energy - Independent - 4.3%
CNOOC Ltd.	790,000	$906,549
OAO Rosneft Oil Co., GDR (a)	67,100	462,355
Oil & Natural Gas Corp. Ltd.	12,732	285,320
PT Bumi Resources Tbk.	857,000	283,579
PTT Exploration & Production Ltd.	84,500	316,937
Turkiye Petrol Rafinerileri AS	18,680	343,587

		$2,598,327

Energy - Integrated - 14.6%
LUKOIL, ADR	24,280	$1,427,664
OAO Gazprom, ADR	88,939	2,858,114
Petroleo Brasileiro S.A., ADR	103,682	4,556,824

		$8,842,602

Engineering - Construction - 0.4%
Orascom Construction Industries	4,018	$232,208

Food & Beverages - 2.0%
Cherkizovo Group, GDR (a)	30,500	$243,421
Grupo Continental S.A.	188,103	402,814
Tiger Brands Ltd.	14,155	244,272
Tradewinds Berhad	345,100	316,868

		$1,207,375

Gaming & Lodging - 0.6%
Genting Berhad	241,800	$372,245

Health Maintenance Organizations - 0.5%
OdontoPrev S.A.	18,500	$277,077

Insurance - 0.6%
Cathay Financial Holding Co. Ltd.	272,388	$381,937

Internet - 0.5%
Universo Online S.A., IPS	73,900	$283,499

Machinery & Tools - 0.6%
Larsen & Toubro Infotech Ltd.	6,337	$336,024

Major Banks - 3.7%
Banco Santander Chile, ADR	8,613	$368,550
Bank of Communications Co. Ltd.	327,000	299,136
First Financial Holding Co. Ltd.	512,240	322,709
Standard Bank Group Ltd.	56,345	647,084
Unibanco - Uniao de Bancos Brasileiros S.A., ADR	5,776	582,914

		$2,220,393

Metals & Mining - 10.8%
Anglo American PLC	13,780	$460,685
ArcelorMittal S.A.	17,715	356,425
Companhia Vale do Rio Doce, ADR	156,384	2,994,754
Evraz Group S.A., GDR	4,510	174,761
Grupo Mexico S.A.B. de C.V., “B”	505,323	531,360
KGHM Polska Miedz S.A.	9,800	206,099
Mechel Steel Group OAO, ADR (l)	13,630	244,795

1

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited) - continued

MFS Emerging Markets Equity Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Metals & Mining - continued
Mining & Metallurgical Co. Norilsk Nickel, ADR	41,550	$582,464
Novolipetsk Steel, GDR	9,500	177,814
PT International Nickel Indonesia	582,000	187,473
Southern Copper Corp. (l)	16,136	307,875
Usinas Siderurgicas de Minas Gerais S.A., IPS	14,675	312,410

		$6,536,915

Natural Gas - Distribution - 0.7%
GAIL India Ltd.	45,590	$403,146

Network & Telecom - 0.8%
High Tech Computer Corp.	29,226	$454,267

Oil Services - 0.5%
China Oilfield Services Ltd.	318,000	$294,454

Other Banks & Diversified Financials - 9.8%
Akbank T.A.S.	69,540	$355,594
Banco Itau S.A., ADR	56,030	980,525
Bank Polska Kasa Opieki Grupa	5,600	405,328
Bank Rakyat Indonesia	474,000	267,987
Bumiputra-Commerce Holdings Berhad	105,000	235,791
China Construction Bank	1,396,000	926,588
China Merchants Bank Co. Ltd.	137,000	324,624
CSU Cardsystem S.A. (a)	121,700	182,272
Grupo Financiero Banorte S.A. de C.V.	95,000	303,333
OTP Bank Ltd., GDR (a)	22,744	412,190
PT Bank Central Asia Tbk.	972,500	320,976
Redecard S.A.	30,800	402,703
Siam Commercial Bank Co. Ltd.	173,100	350,188
Turkiye Garanti Bankasi A.S. (a)	187,386	446,789

		$5,914,888

Personal Computers & Peripherals - 0.4%
Innolux Display Corp.	187,356	$253,554

Pharmaceuticals - 3.6%
Adcock Ingram Ltd. (a)	14,235	$57,909
Genomma Lab Internacional S.A., “B” (a)	284,900	364,705
Teva Pharmaceutical Industries Ltd., ADR	38,070	1,743,225

		$2,165,839

Precious Metals & Minerals - 0.8%
Impala Platinum Holdings Ltd.	24,314	$493,875

Railroad & Shipping - 0.2%
China Cosco Holdings	148,000	$135,206

Real Estate - 1.4%
Ayala Land, Inc.	1,730,900	$346,492
CapitaLand Ltd.	92,000	200,498
Soho China Ltd.	800,500	271,551

		$818,541

Specialty Chemicals - 1.6%
Asiatic Development Berhad	176,400	$238,697
IOI Corp. Berhad	180,600	222,187
LG Chemical Ltd.	6,580	518,378

		$979,262

Telecommunications - Wireless - 8.2%
China Mobile Ltd.	180,000	$1,802,242
China Mobile Ltd., ADR	16,100	806,288
Egyptian Co. for Mobil Services (MobiNil)	12,747	246,855
Globe Telecom, Inc.	12,660	278,634
Mobile TeleSystems OJSC, ADR	13,262	742,805
MTN Group Ltd.	77,060	1,091,337

		$4,968,161

Telephone Services - 3.0%
AS Eesti Telekom, GDR	13,420	$357,072
China Unicom Ltd., ADR	20,350	307,692
Chunghwa Telecom Co. Ltd.	280,090	655,867
PT Telekomunikasi Indonesia Tbk.	666,500	501,050

		$1,821,681

Tobacco - 1.0%
KT&G Corp.	4,715	$350,807
PT Hanjaya Mandala Sampoerna Tbk.	260,000	281,230

		$632,037

Utilities - Electric Power - 5.3%
CEZ AS	15,747	$961,770
Companhia Paranaense De Energia, ADR (l)	20,730	284,416
Eletropaulo Metropolitana S.A., IPS	47,920	667,339
Enersis S.A., ADR	22,110	360,835
Manila Water Co., Inc.	2,605,000	920,671

		$3,195,031

Total Common Stocks		$59,562,382

SHORT-TERM OBLIGATIONS - 0.0%
Toyota Motor Credit, 5%, due 10/01/08 (y)	$22,000	$22,000

REPURCHASE AGREEMENTS - 2.2%
Morgan Stanley, 1.50%, dated 9/30/08, due 10/01/08, total to be received $1,304,054, (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$1,304,000	$1,304,000

COLLATERAL FOR SECURITIES LOANED - 1.5%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	911,701	$911,701

Total Investments		$61,800,083

OTHER ASSETS, LESS LIABILITIES - (2.2)%		(1,330,746)

NET ASSETS - 100.0%		$60,469,337

2

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited) - continued

MFS Emerging Markets Equity Portfolio

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt
IPS	International Preference Stock

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Emerging Markets Equity Portfolio

Supplemental Information (Unaudited) 9/30/08

(1)	Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of September 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$27,316,634	$34,483,449	$—	$61,800,083
Other Financial Instruments	$—	$—	$—	$—

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$68,883,673

Gross unrealized appreciation	$7,702,716
Gross unrealized depreciation	(14,786,306)

Net unrealized appreciation (depreciation)	$(7,083,590)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3)	Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of September 30, 2008, are as follows:

Brazil	21.4%
Russia	11.4%
Taiwan	10.1%
China	8.7%
South Korea	6.5%
Mexico	6.3%
South Africa	5.3%
Isreal	4.7%
Indonesia	3.6%
Other Countries	22.0%

4

MFS® Global Governments Portfolio

MFS INVESTMENT MANAGEMENT

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/08

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited)

MFS Global Governments Portfolio

Issuer		Shares/Par	Value ($)
BONDS - 86.7%
Foreign Bonds - 62.6%
Australia - 1.8%
Government of Australia, 6.25%, 2015	AUD	$972,000	$808,642

Belgium - 4.2%
Kingdom of Belgium, 5.5%, 2017	EUR	1,260,000	$1,897,784

Canada - 2.1%
Canada Housing Trust, 4.6%, 2011	CAD	280,000	$271,213
Government of Canada, 4.5%, 2015	CAD	597,000	596,624
Government of Canada, 5.75%, 2033	CAD	87,000	100,353

			$968,190

Denmark - 0.6%
Kingdom of Denmark, 4%, 2015	DKK	1,397,000	$258,565

France - 5.5%
Republic of France, 6%, 2025	EUR	1,192,000	$1,932,414
Republic of France, 4.75%, 2035	EUR	381,000	535,063

			$2,467,477

Germany - 10.9%
Federal Republic of Germany, 5.25%, 2010	EUR	862,000	$1,245,876
Federal Republic of Germany, 3.75%, 2013	EUR	349,000	491,519
Federal Republic of Germany, 3.75%, 2015	EUR	1,062,000	1,483,497
Federal Republic of Germany, 4%, 2018	EUR	177,000	249,594
Federal Republic of Germany, 6.25%, 2030	EUR	841,000	1,427,347

			$4,897,833

Italy - 3.6%
Republic of Italy, 4.75%, 2013	EUR	1,123,000	$1,600,753

Japan - 15.2%
Government of Japan, 0.8%, 2010	JPY	39,000,000	$367,572
Government of Japan, 1.5%, 2012	JPY	228,000,000	2,186,221
Government of Japan, 1.3%, 2014	JPY	91,000,000	863,535
Government of Japan, 1.5%, 2015	JPY	24,000,000	230,547
Government of Japan, 1.7%, 2017	JPY	57,000,000	552,231
Government of Japan, 2.1%, 2024	JPY	146,000,000	1,396,832
Government of Japan, 2.2%, 2027	JPY	103,000,000	984,608
Government of Japan, 2.4%, 2037	JPY	26,000,000	249,373

			$6,830,919

Netherlands - 4.4%
Kingdom of Netherlands, 3.75%, 2014	EUR	1,431,000	$1,980,013

Spain - 4.3%
Kingdom of Spain, 5%, 2012	EUR	1,355,000	$1,958,978

Sweden - 0.6%
Kingdom of Sweden, 4.5%, 2015	SEK	1,920,000	$288,979

United Kingdom - 9.4%
United Kingdom Treasury, 9%, 2011	GBP	$652,000	$1,306,940
United Kingdom Treasury, 8%, 2015	GBP	606,000	1,310,802
United Kingdom Treasury, 8%, 2021	GBP	357,000	837,604
United Kingdom Treasury, 4.25%, 2036	GBP	452,000	766,021

			$4,221,367

Total Foreign Bonds			$28,179,500

U.S. Bonds - 24.1%
Asset Backed & Securitized - 2.6%
Bayview Commercial Asset Trust, FRN, 3.782%, 2023 (n)	CAD	150,000	$102,882
Commercial Mortgage Asset Trust, FRN, 1.099%, 2032 (i)(n)		$6,872,944	188,609
Commercial Mortgage Pass- Through Certificates, FRN, 2.677%, 2017 (n)		331,000	315,236
Commercial Mortgage Pass- Through Certificates, FRN, 2.687%, 2017 (n)		433,234	403,379
First Union National Bank Commercial Mortgage Trust, FRN, 1.141%, 2043 (i)(n)		7,991,659	144,251

			$1,154,357

Mortgage Backed - 1.0%
Fannie Mae, 5.37%, 2013		$96,876	$97,125
Fannie Mae, 4.78%, 2015		71,621	69,235
Fannie Mae, 4.856%, 2015		45,879	44,151
Fannie Mae, 5.09%, 2016		59,000	57,519
Fannie Mae, 5.423%, 2016		71,680	71,670
Fannie Mae, 5.05%, 2017		54,000	52,497
Fannie Mae, 5.32%, 2017		43,456	42,877

			$435,074

Municipals - 0.9%
Minnesota Public Facilities Authority, Water Pollution Control Rev., “B”, 5%, 2018		$215,000	$227,051
New York, Dormitory Authority Rev. (New York University), BHAC, 5.5%, 2031		170,000	172,866

			$399,917

U.S. Government Agencies - 1.7%
Aid-Egypt, 4.45%, 2015		$252,000	$258,970
Small Business Administration, 5.09%, 2025		49,162	48,350
Small Business Administration, 5.21%, 2026		492,510	481,947

			$789,267

U.S. Treasury Obligations - 17.9%
U.S. Treasury Bonds, 4.75%, 2017		$766,000	$821,116
U.S. Treasury Bonds, 8%, 2021		807,000	1,104,203

1

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited) - continued

MFS Global Governments Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
U.S. Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Bonds, 4.75%, 2037	$255,000	$272,770
U.S. Treasury Notes, 2.625%, 2010	2,523,000	2,551,187
U.S. Treasury Notes, 4.75%, 2012	1,930,000	2,068,267
U.S. Treasury Notes, 4%, 2015 (f)	1,183,000	1,242,335

		$8,059,878

Total U.S. Bonds		$10,838,493

Total Bonds		$39,017,993

SHORT-TERM OBLIGATIONS - 4.8%
General Electric Co., 2%, due 10/01/08	$1,072,000	$1,072,000
Toyota Motor Credit, 5%, due 10/01/08	1,071,000	1,071,000

Total Short-Term Obligations		$2,143,000

Issuer/Expiration Date/ Strike Price	Number of Contracts	Value ($)
CALL OPTIONS PURCHASED - 0.0%
USD Currency - November 2008 @ EUR 1.40	3,338	$6,588
AUD Currency - November 2008 @ $0.79	2,067	6,138
GBP Currency - November 2008 @ $1.71	3,410	1,943

Total Call Options Purchased - 0%		14,669

REPURCHASE AGREEMENTS - 6.8%
Merrill Lynch, 0.15%, dated 9/30/08, due 10/01/08, total to be received $997,004 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$997,000	$997,000
Morgan Stanley, 1.50%, dated 9/30/08, due 10/01/08, total to be received $2,069,086 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	2,069,000	2,069,000

Total Repurchase Agreements, at Cost		$3,066,000

Total Investments		$44,241,662

OTHER ASSETS, LESS LIABILITIES - 1.7%		772,853

NET ASSETS - 100.0%		$45,014,514

Portfolio Footnotes:

(f)	All or a portion of the security has been segregated as collateral for an open futures contract.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,154,357 representing 2.6% of net assets.

(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
BHAC	Berkshire Hathaway Assurance Corp.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Global Governments Portfolio

Supplemental Information (Unaudited) 9/30/08

(1)	Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of September 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$44,241,662	$—	$44,241,662
Other Financial Instruments	$6,193	$258,092	$—	$264,285

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$45,986,767

Gross unrealized appreciation	$219,240
Gross unrealized depreciation	(1,964,345)

Net unrealized appreciation (depreciation)	$(1,745,105)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3)	Derivative Contracts at 9/30/08

Forward Foreign Currency Exchange Contracts at 9/30/08

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
SELL	AUD	907,438	11/10/08 - 11/12/08	$797,532	$716,227	$81,305
BUY	CAD	96,838	10/22/08	90,312	91,099	787
SELL	CAD	93,830	10/22/08	88,312	88,269	43
BUY	CHF	121,112	11/18/08	108,187	108,273	86
SELL	EUR	5,296,050	10/22/08 - 11/20/08	7,750,678	7,470,623	280,055
BUY	GBP	76,000	10/23/08	133,040	135,334	2,294
SELL	GBP	904,387	10/23/08	1,687,876	1,610,457	77,419
BUY	JPY	885,287,745	10/22/08 - 10/27/08	8,214,627	8,356,846	142,219
SELL	JPY	43,581,940	10/27/08	415,542	411,403	4,139
SELL	SEK	109,323	11/28/08	16,539	15,803	736

						$589,083

3

MFS Global Governments Portfolio

Supplemental Information (Unaudited) 9/30/08 - continued

(3)	Derivative Contracts at 9/30/08 - continued

Forward Foreign Currency Exchange Contracts at 9/30/08 - continued

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Depreciation
BUY	AUD	228,494	11/10/08 - 11/12/08	$182,122	$180,342	$(1,780)
BUY	CAD	37,542	10/22/08	36,000	35,317	(683)
SELL	CAD	263,983	10/22/08	248,262	248,338	(76)
BUY	DKK	203,620	11/12/08	41,633	38,553	(3,080)
BUY	EUR	6,047,212	10/22/08	8,826,614	8,530,179	(296,435)
SELL	EUR	193,201	10/22/08	268,510	272,529	(4,019)
BUY	GBP	51,840	10/23/08 - 10/27/08	95,522	92,318	(3,204)
SELL	GBP	73,744	10/23/08	130,501	131,317	(816)
BUY	JPY	23,320,789	10/27/08	222,840	220,143	(2,697)
SELL	JPY	66,369,685	10/23/08 - 10/27/08	614,879	626,458	(11,579)
BUY	NOK	1,591,618	11/17/08	276,748	270,126	(6,622)

						$(330,991)

Futures contracts outstanding at 9/30/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Japan Government Bonds 10 Year (Long)	3	$3,879,648	Dec-08	$6,193

At September 30, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4)	Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of September 30, 2008, are as follows:

United States	27.8%
Japan	23.8%
Germany	11.1%
United Kingdom	9.5%
France	5.7%
Netherlands	4.4%
Spain	4.4%
Belgium	4.2%
Italy	3.6%
Other Countries	5.5%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

4

MFS® Global Growth Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/08

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited)

MFS Global Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.7%
Aerospace - 1.3%
United Technologies Corp.	19,640	$1,179,570

Alcoholic Beverages - 2.1%
Companhia de Bebidas das Americas,
ADR	16,690	$911,441
Pernod Ricard S.A. (l)	10,838	952,828

		$1,864,269

Apparel Manufacturers - 4.3%
Compagnie Financiere Richemont S.A.	13,090	$581,382
Li & Fung Ltd.	237,800	580,772
LVMH Moet Hennessy Louis Vuitton S.A.	15,840	1,398,626
NIKE, Inc., “B”	12,940	865,686
Swatch Group Ltd.	2,194	406,110

		$3,832,576

Biotechnology - 1.8%
Actelion Ltd. (a)(l)	12,076	$617,431
Genzyme Corp. (a)	12,020	972,298

		$1,589,729

Broadcasting - 4.0%
Grupo Televisa S.A., ADR	42,900	$938,223
Societe Television Francaise 1 (l)	26,357	466,343
Walt Disney Co. (l)	28,320	869,141
WPP Group PLC	159,120	1,291,333

		$3,565,040

Brokerage & Asset Managers - 4.7%
Daiwa Securities Group, Inc. (l)	131,000	$938,752
Deutsche Boerse AG	10,080	918,964
Franklin Resources, Inc.	6,790	598,403
Goldman Sachs Group, Inc.	6,120	783,360
Julius Baer Holding Ltd.	18,671	917,960

		$4,157,439

Business Services - 5.4%
Accenture Ltd., “A”	17,460	$663,480
Amdocs Ltd. (a)	12,810	350,738
Capita Group PLC	28,902	359,222
Fidelity National Information Services, Inc.	24,980	461,131
Infosys Technologies Ltd., ADR (l)	25,240	840,744
Intertek Group PLC	27,720	416,882
Satyam Computer Services Ltd.	99,330	639,003
Visa, Inc., “A”	17,790	1,092,128

		$4,823,328

Chemicals - 2.4%
3M Co.	18,910	$1,291,742
Makhteshim-Agan Industries Ltd.	42,680	280,221
Wacker Chemie AG	3,950	564,893

		$2,136,856

Computer Software - 2.4%
Oracle Corp. (a)	50,920	$1,034,185
SAP AG	12,320	661,560
VeriSign, Inc. (a)	15,510	404,501

		$2,100,246

Computer Software - Systems - 2.9%
Apple, Inc. (a)	7,610	$864,953
EMC Corp. (a)	67,510	807,420
International Business Machines Corp.	7,960	931,002

		$2,603,375

Conglomerates - 0.9%
Siemens AG	8,160	$765,852

Consumer Goods & Services - 5.7%
Alberto-Culver Co.	26,630	$725,401
Colgate-Palmolive Co.	10,330	778,366
Hengan International Group Co. Ltd.	262,000	747,839
Procter & Gamble Co.	17,450	1,216,091
Reckitt Benckiser Group PLC	21,880	1,059,391
Shiseido Co. Ltd.	26,000	582,356

		$5,109,444

Containers - 1.3%
Brambles Ltd.	180,240	$1,125,029

Electrical Equipment - 2.0%
Keyence Corp.	3,300	$656,393
Schneider Electric S.A. (l)	12,693	1,101,005

		$1,757,398

Electronics - 7.1%
Canon, Inc.	15,800	$590,716
Hirose Electric Co. Ltd. (l)	8,900	849,759
Hoya Corp.	19,600	388,297
Intel Corp.	43,250	810,073
Konica Minolta Holdings, Inc.	39,000	449,529
National Semiconductor Corp.	32,570	560,530
Royal Philips Electronics N.V.	22,210	608,134
Samsung Electronics Co. Ltd.	2,393	1,101,915
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	102,556	960,950

		$6,319,903

Energy - Independent - 1.8%
INPEX Holdings, Inc.	189	$1,636,960

Energy - Integrated - 3.4%
OAO Gazprom, ADR	29,030	$932,898
Petroleo Brasileiro S.A., ADR	20,590	904,931
TOTAL S.A.	19,950	1,203,601

		$3,041,430

Food & Beverages - 3.6%
Nestle S.A.	52,630	$2,276,356
PepsiCo, Inc.	13,240	943,615

		$3,219,971

Food & Drug Stores - 2.0%
CVS Caremark Corp.	26,920	$906,127
Tesco PLC (a)	120,299	836,614

		$1,742,741

Gaming & Lodging - 0.4%
International Game Technology	22,040	$378,647

1

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited) - continued

MFS Global Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Internet - 1.1%
Google, Inc., “A” (a)	2,490	$997,295

Machinery & Tools - 0.5%
GEA Group AG	21,690	$422,743

Major Banks - 6.8%
Bank of New York Mellon Corp.	18,040	$587,743
Credit Suisse Group	18,400	876,050
Erste Bank der oesterreichischen Sparkassen AG	19,423	978,925
HSBC Holdings PLC	60,987	987,675
Raiffeisen International Bank Holding AG	5,810	422,421
Standard Chartered PLC	41,005	996,022
State Street Corp.	14,480	823,622
UniCredito Italiano S.p.A.	94,862	350,474

		$6,022,932

Medical Equipment - 3.9%
Essilor International S.A.	9,800	$490,053
Medtronic, Inc.	18,240	913,824
ResMed, Inc. (a)	10,600	455,800
Synthes, Inc.	5,660	781,798
Zimmer Holdings, Inc. (a)	13,010	839,926

		$3,481,401

Metals & Mining - 1.8%
Anglo American PLC	28,020	$936,748
Xstrata PLC	22,560	698,333

		$1,635,081

Network & Telecom - 3.6%
Cisco Systems, Inc. (a)	51,410	$1,159,810
NICE Systems Ltd., ADR (a)	17,290	470,980
Nokia Oyj	52,250	974,082
Research in Motion Ltd. (a)	9,330	637,239

		$3,242,111

Oil Services - 2.0%
Halliburton Co.	17,640	$571,360
Schlumberger Ltd.	10,440	815,260
Vallourec S.A.	1,960	426,291

		$1,812,911

Other Banks & Diversified Financials - 2.4%
Aeon Credit Service Co. Ltd.	55,800	$562,299
American Express Co.	18,260	646,952
Housing Development Finance Corp. Ltd.	19,847	926,587

		$2,135,838

Pharmaceuticals - 6.5%
Allergan, Inc.	16,590	$854,385
Bayer AG	11,590	845,190
Novartis AG	25,270	1,321,757
Novo Nordisk A/S, “B”	20,195	1,034,332
Roche Holding AG	11,260	1,755,287

		$5,810,951

Restaurants - 0.7%
YUM! Brands, Inc.	18,950	$617,960

Specialty Chemicals - 3.7%
Akzo Nobel N.V.	18,830	$905,283
L’Air Liquide S.A.	8,075	888,487
Linde AG	8,910	955,517
Symrise AG	33,199	568,173

		$3,317,460

Specialty Stores - 1.2%
Industria de Diseno Textil S.A. (l)	15,330	$653,968
Staples, Inc.	20,220	454,950

		$1,108,918

Telecommunications - Wireless - 2.5%
America Movil S.A.B. de C.V., “L”, ADR	19,820	$918,855
MTN Group Ltd.	50,440	714,340
Rogers Communications, Inc., “B”	18,050	585,470

		$2,218,665

Telephone Services - 1.5%
Telefonica S.A.	55,480	$1,326,271

Utilities - Electric Power - 1.0%
E.ON AG	17,169	$869,494

Total Common Stocks		$87,969,834

COLLATERAL FOR SECURITIES LOANED - 4.7%
Navigator Securities Lending Prime
Portfolio, at Net Asset Value	4,197,857	$4,197,857

Total Investments		$92,167,691

OTHER ASSETS, LESS LIABILITIES - (3.4)%		(3,022,776)

NET ASSETS - 100.0%		$89,144,915

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Global Growth Portfolio

Supplemental Information (Unaudited) 9/30/08

(1)	Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of September 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$41,439,356	$50,728,335	$—	$92,167,691
Other Financial Instruments	$—	$—	$—	$—

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$108,336,497

Gross unrealized appreciation	$2,525,126
Gross unrealized depreciation	(18,693,932)

Net unrealized appreciation (depreciation)	$(16,168,806)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3)	Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of September 30, 2008, are as follows:

United States	32.8%
Switzerland	10.7%
United Kingdom	8.5%
France	7.8%
Japan	7.5%
Germany	7.4%
India	2.7%
Spain	2.2%
Mexico	2.1%
Other Countries	18.3%

3

MFS INVESTMENT MANAGEMENT

MFS® Global Total Return Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/08

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited)

MFS Global Total Return Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 57.3%
Aerospace - 2.4%
Lockheed Martin Corp.	13,320	$1,460,804
Northrop Grumman Corp.	11,480	694,999
United Technologies Corp.	12,790	768,167

		$2,923,970

Alcoholic Beverages - 0.7%
Heineken N.V.	20,970	$845,041

Apparel Manufacturers - 0.5%
NIKE, Inc., “B”	8,500	$568,650

Automotive - 0.7%
Bayerische Motoren Werke AG	15,270	$595,594
Johnson Controls, Inc.	7,030	213,220

		$808,814

Broadcasting - 2.1%
Fuji Television Network, Inc.	279	$358,134
Nippon Television Network Corp.	2,170	206,000
Omnicom Group, Inc.	13,770	530,971
Vivendi S.A.	19,300	603,956
Walt Disney Co.	17,500	537,075
WPP Group PLC	46,250	375,340

		$2,611,476

Brokerage & Asset Managers - 1.4%
Daiwa Securities Group, Inc.	42,000	$300,974
Franklin Resources, Inc.	4,370	385,128
Goldman Sachs Group, Inc.	6,170	789,760
Merrill Lynch & Co., Inc.	8,680	219,604

		$1,695,466

Business Services - 1.2%
Accenture Ltd., “A”	19,090	$725,420
Bunzl PLC	26,730	312,785
USS Co. Ltd.	6,080	390,479

		$1,428,684

Chemicals - 0.9%
3M Co.	3,330	$227,472
PPG Industries, Inc.	15,170	884,714

		$1,112,186

Computer Software - 1.0%
Oracle Corp. (a)	63,160	$1,282,780

Computer Software - Systems - 1.0%
Fujitsu Ltd.	77,000	$430,152
International Business Machines Corp.	6,680	781,293

		$1,211,445

Construction - 1.2%
CRH PLC	20,140	$438,302
Geberit AG (l)	3,624	446,329
Sekisui Chemical Co. Ltd.	61,000	363,701
Sherwin-Williams Co. (l)	5,080	290,373

		$1,538,705

Consumer Goods & Services - 2.1%
Henkel KGaA, IPS	18,360	$674,445
Kao Corp.	34,000	910,844
KOSE Corp. (l)	14,900	411,268
Procter & Gamble Co.	9,310	648,814

		$2,645,371

Containers - 0.5%
Brambles Ltd.	104,160	$650,150

Electrical Equipment - 1.5%
Legrand S.A.	28,470	$646,299
OMRON Corp. (l)	21,200	325,661
Spectris PLC	42,030	503,897
W.W. Grainger, Inc.	5,140	447,026

		$1,922,883

Electronics - 2.3%
Intel Corp.	36,130	$676,715
Konica Minolta Holdings, Inc.	41,000	472,581
Ricoh Co. Ltd.	29,000	403,222
Samsung Electronics Co. Ltd.	1,430	658,478
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	67,606	633,468

		$2,844,464

Energy - Independent - 1.3%
Apache Corp.	5,520	$575,626
Devon Energy Corp.	7,080	645,696
EOG Resources, Inc. (l)	4,490	401,675

		$1,622,997

Energy - Integrated - 5.3%
Chevron Corp.	13,090	$1,079,663
ConocoPhillips	5,210	381,633
Exxon Mobil Corp.	12,550	974,633
Hess Corp.	6,480	531,878
Royal Dutch Shell PLC, “A”	38,960	1,125,429
Statoil A.S.A.	24,680	588,349
TOTAL S.A., ADR	30,840	1,871,371

		$6,552,956

Food & Beverages - 2.7%
Kellogg Co.	7,630	$428,043
Nestle S.A.	48,439	2,095,087
Nong Shim Co. Ltd.	1,262	232,504
PepsiCo, Inc.	7,660	545,928

		$3,301,562

Food & Drug Stores - 0.6%
CVS Caremark Corp.	16,510	$555,727
Lawson, Inc.	4,300	199,282

		$755,009

Forest & Paper Products - 0.5%
UPM-Kymmene Corp.	42,050	$661,348

Gaming & Lodging - 0.2%
Royal Caribbean Cruises Ltd. (l)	13,570	$281,578

General Merchandise - 0.1%
Macy’s, Inc.	9,780	$175,844

1

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited) - continued

MFS Global Total Return Portfolio

Issuer		Shares/Par	Value ($)
COMMON STOCKS - continued
Health Maintenance Organizations - 0.1%
WellPoint, Inc. (a)		3,590	$167,904

Insurance - 3.9%
Allstate Corp.		24,990	$1,152,539
Aviva PLC (a)		51,080	444,265
Benfield Group PLC		54,100	322,075
Genworth Financial, Inc., “A”		20,120	173,233
Jardine Lloyd Thompson Group PLC		75,580	602,052
MetLife, Inc.		23,680	1,326,080
Muenchener Ruckvers AG		3,840	579,717
Prudential Financial, Inc.		3,800	273,600

			$4,873,561

Leisure & Toys - 0.2%
NAMCO BANDAI Holdings, Inc. (l)		18,100	$196,579

Machinery & Tools - 0.4%
Assa Abloy AB, “B” (l)		45,240	$550,004

Major Banks - 4.3%
Bank of America Corp.		17,904	$626,640
Bank of New York Mellon Corp.		28,161	917,485
Credit Agricole S.A.		40,559	787,747
JPMorgan Chase & Co.		7,130	332,971
PNC Financial Services Group, Inc.		5,660	422,802
Royal Bank of Scotland Group PLC		130,131	431,064
State Street Corp.		10,060	572,213
Sumitomo Mitsui Financial Group, Inc.		89	557,574
SunTrust Banks, Inc. (l)		5,720	257,343
UniCredito Italiano S.p.A.		124,835	461,212

			$5,367,051

Network & Telecom - 0.4%
Nokia Oyj		24,070	$448,730

Oil Services - 0.2%
Fugro N.V.		5,060	$299,100

Other Banks & Diversified Financials - 2.1%
Bangkok Bank Public Co. Ltd.		75,900	$232,948
DNB Holding A.S.A.		38,800	299,682
Hachijuni Bank Ltd. (l)		42,000	222,826
ING Groep N.V.		36,480	793,556
Joyo Bank Ltd. (l)		42,000	191,332
Sapporo Hokuyo Holdings, Inc.		37	184,702
Shinhan Financial Group Co. Ltd.		10,390	374,607
Unione di Banche Italiane ScpA		15,146	330,654

			$2,630,307

Pharmaceuticals - 6.2%
Astellas Pharma, Inc.		17,100	$718,486
GlaxoSmithKline PLC		63,660	1,375,336
Hisamitsu Pharmaceutical Co., Inc.		12,300	533,944
Johnson & Johnson		9,730	674,094
Merck & Co., Inc.		16,350	516,006
Merck KGaA		3,680	395,066
Novartis AG		20,690	1,082,198
Pfizer, Inc.		14,520	267,749
Roche Holding AG		8,840	1,378,040
Wyeth		18,680	690,039

			$7,630,958

Printing & Publishing - 0.3%
Reed Elsevier PLC		37,482	$371,557

Railroad & Shipping - 0.3%
Burlington Northern Santa Fe Corp.		3,500	$323,505

Specialty Stores - 0.1%
Praktiker Bau-und Heimwerkermaerkte Holding AG, “A”		10,120	$93,990

Telecommunications - Wireless - 2.2%
KDDI Corp.		153	$856,958
Rogers Communications, Inc., “B”		5,780	187,480
Vodafone Group PLC		748,900	1,654,468

			$2,698,906

Telephone Services - 2.2%
AT&T, Inc.		38,230	$1,067,382
Royal KPN N.V.		33,570	483,858
Telefonica S.A.		49,230	1,176,862

			$2,728,102

Tobacco - 1.5%
Lorillard, Inc.		7,790	$554,259
Philip Morris International, Inc.		27,976	1,345,646

			$1,899,905

Trucking - 1.3%
TNT N.V.		28,950	$809,681
Yamato Holdings Co. Ltd.		67,000	749,629

			$1,559,310

Utilities - Electric Power - 1.4%
Dominion Resources, Inc. (l)		12,820	$548,440
E.ON AG		16,390	830,043
FPL Group, Inc.		6,340	318,902

			$1,697,385

Total Common Stocks			$70,978,233

BONDS - 37.2%
Asset Backed & Securitized - 1.0%
Bayview Commercial Asset Trust, FRN, 3.782%, 2023 (n)	CAD	170,000	$116,600
Commercial Mortgage Asset Trust, FRN, 1.099%, 2032 (i)(n)		$3,301,708	90,607
Commercial Mortgage Pass-Through Certificates, FRN, 2.677%, 2017 (n)		360,000	342,855
Commercial Mortgage Pass-Through Certificates, FRN, 2.687%, 2017 (n)		606,527	564,730
First Union National Bank Commercial Mortgage Trust, FRN, 1.141%, 2043 (i)(n)		7,292,934	131,639

			$1,246,431

Emerging Market Sovereign - 0.2%
Republic of Peru, 0%, 2008	PEN	700,000	$233,881

2

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited) - continued

MFS Global Total Return Portfolio

Issuer		Shares/Par	Value ($)
BONDS - continued
International Market Quasi-Sovereign - 0.3%
Canada Housing Trust, 4.6%, 2011	CAD	$378,000	$366,137

International Market Sovereign - 26.3%
Federal Republic of Germany, 5.25%, 2010	EUR	1,046,000	$1,511,818
Federal Republic of Germany, 3.75%, 2013	EUR	416,000	585,879
Federal Republic of Germany, 3.75%, 2015	EUR	1,333,000	1,862,054
Federal Republic of Germany, 4%, 2018	EUR	200,000	282,027
Federal Republic of Germany, 6.25%, 2030	EUR	925,000	1,569,912
Government of Australia, 6.25%, 2015	AUD	1,147,000	954,231
Government of Canada, 4.5%, 2015	CAD	710,000	709,553
Government of Canada, 5.75%, 2033	CAD	101,000	116,501
Government of Japan, 0.8%, 2010	JPY	47,000,000	442,972
Government of Japan, 1.5%, 2012	JPY	274,000,000	2,627,301
Government of Japan, 1.3%, 2014	JPY	65,000,000	616,811
Government of Japan, 1.5%, 2015	JPY	35,000,000	336,214
Government of Japan, 1.7%, 2017	JPY	36,000,000	348,777
Government of Japan, 2.1%, 2024	JPY	163,000,000	1,559,477
Government of Japan, 2.2%, 2027	JPY	120,950,000	1,156,197
Government of Japan, 2.4%, 2037	JPY	33,000,000	316,512
Kingdom of Belgium, 5.5%, 2017	EUR	1,502,000	2,262,279
Kingdom of Denmark, 4%, 2015	DKK	1,605,000	297,063
Kingdom of Netherlands, 3.75%, 2014	EUR	1,677,000	2,320,392
Kingdom of Spain, 5%, 2012	EUR	1,652,000	2,388,363
Kingdom of Sweden, 4.5%, 2015	SEK	2,290,000	344,668
Republic of France, 6%, 2025	EUR	1,439,000	2,332,838
Republic of France, 4.75%, 2035	EUR	474,000	665,669
Republic of Italy, 4.75%, 2013	EUR	1,299,000	1,851,628
United Kingdom Treasury, 9%, 2011	GBP	781,000	1,565,521
United Kingdom Treasury, 8%, 2015	GBP	778,000	1,682,845
United Kingdom Treasury, 8%, 2021	GBP	429,000	1,006,532
United Kingdom Treasury, 4.25%, 2036	GBP	537,000	910,073

			$32,624,107

Mortgage Backed - 1.4%
Fannie Mae, 5.37%, 2013		$145,314	$145,688
Fannie Mae, 4.78%, 2015		97,405	94,160
Fannie Mae, 4.856%, 2015		77,421	74,505
Fannie Mae, 5.09%, 2016		99,000	96,516
Fannie Mae, 5.423%, 2016		104,614	104,599
Fannie Mae, 4.995%, 2017		43,439	42,442
Fannie Mae, 5.05%, 2017		90,000	87,495
Fannie Mae, 5.32%, 2017		72,097	71,136
Fannie Mae, 5.5%, 2024		99,955	100,637
Freddie Mac, 5%, 2022 - 2025		769,999	773,175
Freddie Mac, 4%, 2024		106,235	106,000

			$1,696,353

Municipals - 0.5%
Minnesota Public Facilities
Authority, Water Pollution Control Rev., “B”, 5%, 2018		$355,000	$374,898
New York, Dormitory Authority Rev. (New York University), BHAC, 5.5%, 2031		220,000	223,709

			$598,607

U.S. Government Agencies - 1.0%
Aid-Egypt, 4.45%, 2015		$349,000	$358,653
Small Business Administration, 5.09%, 2025		63,572	62,522
Small Business Administration, 5.21%, 2026		730,557	714,888
Small Business Administration, 5.36%, 2026		89,958	89,527

			$1,225,590

U.S. Treasury Obligations - 6.5%
U.S. Treasury Bonds, 4.75%, 2017		$310,000	$332,305
U.S. Treasury Bonds, 8%, 2021		968,000	1,324,496
U.S. Treasury Bonds, 4.75%, 2037		317,000	339,091
U.S. Treasury Notes, 2.625%, 2010		2,398,000	2,424,791
U.S. Treasury Notes, 4.75%, 2012		1,916,000	2,053,264
U.S. Treasury Notes, 4%, 2015 (f)		1,561,000	1,639,294

			$8,113,241

Total Bonds			$46,104,347

SHORT-TERM OBLIGATIONS (y) - 0.0%
Toyota Motor Credit Corp., 5%, due 10/01/08		$4,000	$4,000

Issuer/Expiration Date/ Strike Price		Amount of Contracts	Value ($)
CALL OPTIONS PURCHASED - 0.0%
USD Currency - November 2008 @ EUR 1.40 (a)		401,115	$7,916
AUD Currency - November 2008 @ $0.79 (a)		248,567	7,380
GBP Currency - November 2008 @ $1.71 (a)		410,053	2,337

Total Call Options Purchased - 0%			17,633

Issuer		Shares/Par	Value ($)
REPURCHASE AGREEMENTS - 4.3%
Morgan Stanley, 1.50%, dated 9/30/08, due 10/01/08, total to be received $5,381,224 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)		$5,381,000	$5,381,000

COLLATERAL FOR SECURITIES LOANED - 2.7%
Navigator Securities Lending Prime Portfolio, at Net Asset Value		3,365,867	$3,365,867

Total Investments			$125,851,080

OTHER ASSETS, LESS LIABILITIES - (1.5)%			(1,901,446)

NET ASSETS - 100.0%			$123,949,634

3

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited) - continued

MFS Global Total Return Portfolio

(a)	Non-income producing security.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(l)	All or a portion of this security is on loan.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,246,431, representing 1.0% of net assets.

(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock

Insurers
BHAC	Berkshire Hathaway Assurance Corp.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
SEK	Swedish Krona

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Global Total Return Portfolio

Supplemental Information (Unaudited) 9/30/08

(1)	Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of September 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$37,297,928	$88,553,152	$—	$125,851,080
Other Financial Instruments	$7,426	$339,653	$—	$347,079

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$136,610,650

Gross unrealized appreciation	$4,670,748
Gross unrealized depreciation	(15,430,318)

Net unrealized appreciation (depreciation)	$(10,759,570)

(3)	Derivative Contracts at 9/30/08

Forward Foreign Currency Exchange Contracts at 9/30/08

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
SELL	AUD	1,070,252	11/10/08 - 11/12/08	$940,500	$844,734	$95,766
BUY	CAD	116,910	10/22/08	109,032	109,981	949
SELL	CAD	112,678	10/22/08	106,053	106,001	52
BUY	CHF	142,613	11/18/08	127,393	127,495	102
SELL	EUR	7,861,755	10/22/08	11,508,694	11,089,768	418,926
BUY	GBP	108,000	10/23/08	189,058	192,317	3,259
SELL	GBP	1,156,015	10/23/08	2,155,643	2,058,534	97,109
BUY	JPY	1,094,517,811	10/27/08	10,156,648	10,331,983	175,335
SELL	JPY	55,333,395	10/27/08	526,620	522,334	4,286
SELL	NOK	430,730	11/17/08	74,091	73,102	989
SELL	PEN	675,840	10/09/08	227,487	226,502	985
SELL	SEK	174,024	11/28/08	26,326	25,156	1,170

						$798,928

5

MFS Global Total Return Portfolio

Supplemental Information (Unaudited) 9/30/08 - continued

Forward Foreign Currency Exchange Contracts at 9/30/08 - Continued

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Depreciation
BUY	AUD	270,981	11/10/08 - 11/12/08	$216,012	$213,875	$(2,137)
BUY	CAD	17,536	10/22/08	17,000	16,496	(504)
SELL	CAD	339,234	10/22/08	319,033	319,130	(97)
BUY	DKK	293,367	11/12/08	59,984	55,546	(4,438)
BUY	EUR	8,413,401	10/22/08	12,289,451	11,867,918	(421,533)
SELL	EUR	179,639	10/22/08	249,571	253,398	(3,827)
SELL	GBP	83,365	10/23/08	147,514	148,449	(935)
BUY	JPY	18,144,094	10/27/08	173,166	171,276	(1,890)
SELL	JPY	74,259,895	10/23/08 - 10/27/08	686,645	700,977	(14,332)
BUY	NOK	2,302,942	11/17/08	400,432	390,850	(9,582)

						$(459,275)

Futures contracts outstanding at 9/30/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Japan Government Bonds 10 yr (Long)	4	5,172,864	Dec-08	$7,426

At September 30, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4)	Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of September 30, 2008, are as follows:

United States	35.5%
Japan	13.2%
United Kingdom	10.2%
Germany	7.2%
France	5.6%
Netherlands	4.5%
Switzerland	4.0%
Spain	2.9%
Italy	2.1%
Other Countries	14.8%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

6

MFS INVESTMENT MANAGEMENT

MFS® Government Securities Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/08

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited)

MFS Government Securities Portfolio

Issuer	Shares/Par	Value ($)
BONDS - 98.0%
Agency - Other - 6.1%
Financing Corp., 9.4%, 2018	$5,475,000	$7,308,361
Financing Corp., 9.8%, 2018	7,760,000	10,627,328
Financing Corp., 10.35%, 2018	7,065,000	10,042,629
Financing Corp., STRIPS, 0%, 2017	8,940,000	5,940,004

		$33,918,322

Mortgage Backed - 65.2%
Fannie Mae, 4.73%, 2012	$904,971	$891,752
Fannie Mae, 4.79%, 2012 - 2015	7,245,354	7,210,355
Fannie Mae, 4.543%, 2013	917,310	894,749
Fannie Mae, 4.845%, 2013	1,733,656	1,708,468
Fannie Mae, 5%, 2013 - 2027	24,926,743	25,014,224
Fannie Mae, 5.06%, 2013 - 2017	1,552,425	1,528,005
Fannie Mae, 5.37%, 2013	1,562,609	1,566,627
Fannie Mae, 4.589%, 2014	1,293,547	1,253,757
Fannie Mae, 4.6%, 2014	838,596	812,834
Fannie Mae, 4.61%, 2014	3,276,084	3,179,441
Fannie Mae, 4.77%, 2014	719,726	701,310
Fannie Mae, 4.82%, 2014 - 2015	3,039,426	2,954,677
Fannie Mae, 4.849%, 2014	5,054,344	4,950,961
Fannie Mae, 4.871%, 2014	3,130,401	3,077,912
Fannie Mae, 4.88%, 2014 - 2020	958,782	931,036
Fannie Mae, 5.1%, 2014	902,524	892,002
Fannie Mae, 4.56%, 2015	1,084,145	1,039,588
Fannie Mae, 4.62%, 2015	1,514,582	1,459,003
Fannie Mae, 4.665%, 2015	732,366	706,072
Fannie Mae, 4.69%, 2015	597,573	577,274
Fannie Mae, 4.7%, 2015	1,084,359	1,047,262
Fannie Mae, 4.74%, 2015	685,450	663,017
Fannie Mae, 4.78%, 2015	953,042	921,291
Fannie Mae, 4.81%, 2015	956,234	925,710
Fannie Mae, 4.815%, 2015	824,000	798,994
Fannie Mae, 4.85%, 2015	598,403	582,731
Fannie Mae, 4.87%, 2015	630,500	613,582
Fannie Mae, 4.89%, 2015	712,214	694,633
Fannie Mae, 4.926%, 2015	2,235,669	2,186,572
Fannie Mae, 4.996%, 2015	107,863	105,634
Fannie Mae, 5.466%, 2015	1,410,467	1,415,037
Fannie Mae, 5.09%, 2016	600,000	584,943
Fannie Mae, 5.423%, 2016	1,399,695	1,399,493
Fannie Mae, 6.5%, 2016 - 2036	9,888,645	10,233,616
Fannie Mae, 4.995%, 2017	2,300,506	2,247,745
Fannie Mae, 5.05%, 2017	936,000	909,950
Fannie Mae, 5.5%, 2017 - 2038	73,712,803	73,880,187
Fannie Mae, 6%, 2017 - 2037	17,899,740	18,197,333
Fannie Mae, 4.5%, 2019	20,134,569	19,775,552
Fannie Mae, 5.19%, 2020	658,011	630,357
Fannie Mae, 7.5%, 2022 - 2031	975,634	1,056,138
Freddie Mac, 4.5%, 2010 - 2026	6,021,428	6,038,149
Freddie Mac, 4.375%, 2015	2,477,882	2,477,469
Freddie Mac, 5%, 2016 - 2028	25,225,008	25,349,866
Freddie Mac, 6%, 2021 - 2038	36,718,483	37,289,588
Freddie Mac, 5.5%, 2022 - 2038	58,253,268	58,344,723
Freddie Mac, 4%, 2024	997,897	995,691
Freddie Mac, 6.5%, 2032 - 2037	6,293,408	6,485,288
Ginnie Mae, 5.5%, 2033 - 2038	21,225,656	21,278,591
Ginnie Mae, 5.612%, 2058	3,307,380	3,346,139
Ginnie Mae, 6.36%, 2058	2,938,530	3,023,815

		$364,849,143

Municipals - 3.0%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$6,165,000	$6,014,204
Illinois Regional Transportation Authority, “A”, N, FSA, 5.75%, 2034	3,235,000	3,400,406
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2028	2,995,000	2,976,551
Massachusetts Water Resources Authority Rev., “B”, N, FSA, 5.25%, 2035	3,775,000	3,726,567
Minnesota Public Facilities Authority, Water Pollution Control Rev., “B”, 5%, 2018	795,000	839,560

		$16,957,288

U.S. Government Agencies - 8.3%
Aid-Egypt, 4.45%, 2015	$3,299,000	$3,390,250
Aid-Lebanon, 7.62%, 2009	1,218,822	1,246,380
Empresa Energetica Cornito Ltd., 6.07%, 2010	3,313,000	3,424,946
Farmer Mac, 5.5%, 2011 (n)	5,370,000	5,665,602
Freddie Mac, 4.875%, 2018	2,120,000	2,148,654
Small Business Administration, 8.7%, 2009	34,228	34,606
Small Business Administration, 9.05%, 2009	1,915	1,947
Small Business Administration, 10.05%, 2009	1,645	1,655
Small Business Administration, 6.34%, 2021	1,654,546	1,700,149
Small Business Administration, 6.35%, 2021	1,810,469	1,860,459
Small Business Administration, 6.44%, 2021	1,942,010	2,000,496
Small Business Administration, 6.625%, 2021	2,302,995	2,383,075
Small Business Administration, 6.07%, 2022	1,798,478	1,839,365
Small Business Administration, 4.98%, 2023	1,401,009	1,377,405
Small Business Administration, 4.77%, 2024	2,466,820	2,395,406
Small Business Administration, 4.86%, 2024	1,766,834	1,721,129
Small Business Administration, 4.88%, 2024	1,556,418	1,516,302
Small Business Administration, 4.99%, 2024	2,187,308	2,140,355
Small Business Administration, 5.52%, 2024	1,970,291	1,984,767
Small Business Administration, 5.11%, 2025	1,940,956	1,914,623
U.S. Department of Housing & Urban Development, 6.36%, 2016	6,000,000	6,270,540
U.S. Department of Housing & Urban Development, 6.59%, 2016	1,716,000	1,735,327

		$46,753,438

U.S. Treasury Obligations - 15.4%
U.S. Treasury Bonds, 9.25%, 2016	$4,302,000	$5,889,705

1

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited) - continued

MFS Government Securities Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
U.S. Treasury Obligations - continued
U.S. Treasury Bonds, 4.75%, 2017	$2,288,000	$2,452,628
U.S. Treasury Bonds, 7.875%, 2021	114,000	153,250
U.S. Treasury Bonds, 6.25%, 2023	2,318,000	2,783,230
U.S. Treasury Bonds, 6.875%, 2025	504,000	650,357
U.S. Treasury Bonds, 6%, 2026	2,699,000	3,202,531
U.S. Treasury Bonds, 6.75%, 2026 (f)	8,844,000	11,354,175
U.S. Treasury Bonds, 5.25%, 2029	6,454,000	7,156,376
U.S. Treasury Bonds, 4.375%, 2038	3,011,000	3,049,342
U.S. Treasury Notes, 5.125%, 2011	6,657,000	7,182,796
U.S. Treasury Notes, 4.125%, 2012	11,435,000	12,052,307
U.S. Treasury Notes, 3.375%, 2013	6,166,000	6,278,240
U.S. Treasury Notes, 4.25%, 2013	1,852,000	1,969,196
U.S. Treasury Notes, 4%, 2014	9,562,000	10,049,815
U.S. Treasury Notes, 4.75%, 2014	2,871,000	3,135,672
U.S. Treasury Notes, 5.125%, 2016	3,380,000	3,719,585
U.S. Treasury Notes, 4.25%, 2017	4,900,000	5,078,389

		$86,157,594

Total Bonds		$548,635,785

REPURCHASE AGREEMENTS - 1.2%
Merrill Lynch, 0.15%, dated 9/30/08, due 10/01/08, total to be received $18,000 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$18,000	$18,000
Morgan Stanley, 1.50%, dated 9/30/08, due 10/01/08, total to be received $6,581,274, (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	6,581,000	6,581,000

Total Repurchase Agreements, at Cost		$6,599,000

Total Investments		$555,234,785

OTHER ASSETS, LESS LIABILITIES - 0.8%		4,208,823

NET ASSETS - 100.0%		$559,443,608

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $5,665,602, representing 1.0% of net assets.

The following abbreviations are used in this report and are defined:

STRIPS Separate	Trading of Registered Interest and Principal of Securities

Insurers
FSA	Financial Security Assurance Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Government Securities Portfolio

Supplemental Information (Unaudited) 9/30/08

(1)	Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of September 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$555,234,785	$—	$555,234,785
Other Financial Instruments	$188,091	$—	$—	$188,091

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$557,462,877

Gross unrealized appreciation	$5,428,845
Gross unrealized depreciation	(7,656,937)

Net unrealized appreciation (depreciation)	$(2,228,092)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3)	Derivative Contracts at 9/30/08

Futures contracts outstanding at 9/30/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond 30 yr (Short)	93	$10,896,984	Dec-08	$23,651
U.S. Treasury Note 2 yr (Long)	160	34,150,000	Dec-08	164,440

				$188,091

At September 30, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

3

MFS® High Yield Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/08

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited)

MFS High Yield Portfolio

Issuer	Shares/Par		Value ($)
BONDS - 88.5%
Aerospace - 1.0%
Hawker Beechcraft Acquisition Co. LLC, 9.75%, 2017		$730,000	$653,350
Vought Aircraft Industries, Inc., 8%, 2011		2,010,000	1,748,700

			$2,402,050

Airlines - 0.7%
Continental Airlines, Inc., 7.339%, 2014		$1,835,000	$1,376,250
Continental Airlines, Inc., 6.9%, 2017		271,360	225,896
Continental Airlines, Inc., 6.748%, 2017		210,033	168,026

			$1,770,172

Asset Backed & Securitized - 4.9%
Airlie LCDO Ltd., CDO, FRN, 4.701%, 2011 (z)		$665,000	$279,899
Anthracite Ltd., CDO, 6%, 2037 (z)		1,300,000	650,000
Arbor Realty Mortgage Securities, CDO, FRN, 5.086%, 2038 (z)		659,114	197,734
Babson Ltd., CLO, “D”, FRN, 4.29%, 2018 (n)		670,000	335,670
Banc of America Commercial Mortgage, Inc., 5.39%, 2045		502,595	399,502
Banc of America Commercial Mortgage, Inc., FRN, 5.772%, 2017		2,075,160	1,664,518
Banc of America Commercial Mortgage, Inc., FRN, 6.002%, 2017		486,385	378,997
Citigroup Commercial Mortgage Trust, FRN, 5.888%, 2017		952,699	457,838
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039		472,183	371,694
CWCapital Cobalt Ltd., CDO, 6.23%, 2045 (n)		950,000	285,000
CWCapital Cobalt Ltd., CDO, “F”, FRN, 4.095%, 2050 (z)		500,000	90,000
First Union National Bank Commercial Mortgage Trust, 6.75%, 2032		855,000	655,772
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045		1,457,387	1,211,245
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.466%, 2047		984,062	752,721
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.26%, 2051		690,000	418,780
Merrill Lynch Mortgage Trust, FRN, 6.022%, 2050		690,000	413,621
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.204%, 2049		1,576,549	1,285,921
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.902%, 2050		404,000	314,477
Wachovia Bank Commercial Mortgage Trust, FRN, 5.942%, 2047		557,306	314,768
Wachovia Bank Commercial Mortgage Trust, FRN, 6.099%, 2051		1,571,863	1,284,846
Wachovia Credit, CDO, FRN, 4.561%, 2026 (z)		376,000	106,378

			$11,869,381

Automotive - 3.5%
Accuride Corp., 8.5%, 2015		$465,000	$295,275
Allison Transmission, Inc., 11%, 2015 (n)		1,870,000	1,626,900
FCE Bank PLC, 7.125%, 2012	EUR	1,650,000	1,556,323
Ford Motor Credit Co. LLC, 9.75%, 2010		$855,000	613,106
Ford Motor Credit Co. LLC, 12%, 2015		1,580,000	1,205,715
Ford Motor Credit Co. LLC, 8%, 2016		3,190,000	2,016,967
General Motors Corp., 8.375%, 2033		2,514,000	1,005,600

			$8,319,886

Broadcasting - 5.8%
Allbritton Communications Co., 7.75%, 2012		$2,128,000	$1,819,440
Bonten Media Acquisition Co., 9%, 2015 (p)(z)		835,000	492,650
CanWest MediaWorks LP, 9.25%, 2015 (n)		1,005,000	723,600
DIRECTV Holdings LLC, 7.625%, 2016 (n)		1,605,000	1,452,525
Lamar Media Corp., 6.625%, 2015		2,085,000	1,725,338
Lamar Media Corp., “C”, 6.625%, 2015		925,000	765,438
LBI Media, Inc., 8.5%, 2017 (n)		940,000	620,400
LIN TV Corp., 6.5%, 2013		2,080,000	1,622,400
Local TV Finance LLC, 9.25%, 2015 (n)(p)		1,550,000	1,007,500
Newport Television LLC, 13%, 2017 (n)(p)		1,815,000	1,279,575
Nexstar Broadcasting Group, Inc., 7%, 2014		1,725,000	1,293,750
Univision Communications, Inc., 9.75%, 2015 (n)(p)		2,430,000	1,129,950
Young Broadcasting, Inc., 8.75%, 2014		525,000	76,125

			$14,008,691

Brokerage & Asset Managers - 0.7%
Nuveen Investments, Inc., 10.5%, 2015 (n)		$2,290,000	$1,763,300

Building - 1.8%
Associated Materials, Inc., 9.75%, 2012		$515,000	$507,275
Associated Materials, Inc., 0% to 2009, 11.25% to 2014		775,000	499,875
Building Materials Corp. of America, 7.75%, 2014		1,070,000	845,300
Nortek Holdings, Inc., 10%, 2013 (n)		780,000	686,400
Nortek Holdings, Inc., 8.5%, 2014		930,000	530,100

1

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited) - continued

MFS High Yield Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Building - continued
Ply Gem Industries, Inc., 9%, 2012	$1,380,000	$752,100
Ply Gem Industries, Inc., 11.75%, 2013 (n)	535,000	460,100

		$4,281,150

Business Services - 1.2%
First Data Corp., 9.875%, 2015 (n)	$1,935,000	$1,518,975
SunGard Data Systems, Inc., 10.25%, 2015	1,652,000	1,433,110

		$2,952,085

Cable TV - 4.1%
CCH II Holdings LLC, 10.25%, 2010	$2,485,000	$2,236,500
CCO Holdings LLC, 8.75%, 2013	4,530,000	3,941,100
CSC Holdings, Inc., 6.75%, 2012	1,265,000	1,159,056
CSC Holdings, Inc., 8.5%, 2015 (n)	380,000	352,925
Mediacom LLC, 9.5%, 2013	1,035,000	926,325
NTL Cable PLC, 9.125%, 2016	1,540,000	1,289,750

		$9,905,656

Chemicals - 3.9%
Innophos, Inc., 8.875%, 2014	$1,600,000	$1,600,000
KI Holdings, Inc., 0% to 2009, 9.875% to 2014	1,960,000	1,754,200
Koppers Holdings, Inc., 9.875%, 2013	1,365,000	1,405,950
Momentive Performance Materials, Inc., 9.75%, 2014	470,000	371,300
Momentive Performance Materials, Inc., 11.5%, 2016	1,904,000	1,294,720
Nalco Co., 7.75%, 2011	1,515,000	1,484,700
Nalco Co., 8.875%, 2013	1,475,000	1,471,313

		$9,382,183

Consumer Goods & Services - 2.8%
Corrections Corp. of America, 6.25%, 2013	$770,000	$719,950
GEO Group, Inc., 8.25%, 2013	1,270,000	1,260,475
Jarden Corp., 7.5%, 2017	480,000	399,600
KAR Holdings, Inc., 10%, 2015	1,120,000	862,400
Service Corp. International, 7.375%, 2014	700,000	637,000
Service Corp. International, 7%, 2017	2,550,000	2,180,250
Ticketmaster, 10.75%, 2016 (n)	775,000	728,500

		$6,788,175

Containers - 1.7%
Crown Americas LLC, 7.625%, 2013	$980,000	$965,300
Graham Packaging Co. LP, 9.875%, 2014	1,365,000	1,187,550
Greif, Inc., 6.75%, 2017	1,005,000	969,825
Owens-Brockway Glass Container, Inc., 8.25%, 2013	885,000	880,575

		$4,003,250

Defense Electronics - 1.0%
L-3 Communications Corp., 6.125%, 2014	$1,525,000	$1,410,625
L-3 Communications Corp., 5.875%, 2015	1,015,000	918,575

		$2,329,200

Electronics - 1.2%
Avago Technologies Finance, 11.875%, 2015	$780,000	$803,400
Flextronics International Ltd., 6.25%, 2014	780,000	659,100
Freescale Semiconductor, Inc., 8.875%, 2014	685,000	472,650
Spansion LLC, 11.25%, 2016 (n)	1,605,000	922,875

		$2,858,025

Emerging Market Sovereign - 0.1%
Republic of Argentina, FRN, 3.127%, 2012	$481,500	$347,101

Energy - Independent - 5.7%
Chaparral Energy, Inc., 8.875%, 2017	$1,050,000	$829,500
Chesapeake Energy Corp., 7%, 2014	1,108,000	1,035,980
Chesapeake Energy Corp., 6.375%, 2015	1,710,000	1,526,175
Forest Oil Corp., 7.25%, 2019	915,000	782,325
Forest Oil Corp., 7.25%, 2019 (n)	250,000	213,750
Hilcorp Energy I LP, 7.75%, 2015 (n)	245,000	210,700
Mariner Energy, Inc., 8%, 2017	890,000	752,050
Newfield Exploration Co., 6.625%, 2014	1,160,000	1,044,000
OPTI Canada, Inc., 8.25%, 2014	2,095,000	1,875,025
Plains Exploration & Production Co., 7%, 2017	1,745,000	1,518,150
Quicksilver Resources, Inc., 7.125%, 2016	2,265,000	1,845,975
SandRidge Energy, Inc., 8.625%, 2015 (n)(p)	595,000	526,575
SandRidge Energy, Inc., 8%, 2018 (n)	855,000	735,300
Southwestern Energy Co., 7.5%, 2018 (n)	910,000	882,700

		$13,778,205

Entertainment - 0.6%
AMC Entertainment, Inc., 11%, 2016	$950,000	$935,750
Marquee Holdings, Inc., 9.505%, 2014	750,000	553,125

		$1,488,875

Financial Institutions - 0.7%
General Motors Acceptance Corp., 6.875%, 2011	$2,591,000	$1,156,071
General Motors Acceptance Corp., 8%, 2031	1,408,000	531,206

		$1,687,277

2

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited) - continued

MFS High Yield Portfolio

Issuer	Shares/Par		Value ($)
BONDS - continued
Food & Beverages - 2.1%
ARAMARK Corp., 8.5%, 2015		$535,000	$502,900
B&G Foods, Inc., 8%, 2011		1,190,000	1,142,400
Dean Foods Co., 7%, 2016		1,510,000	1,313,700
Del Monte Corp., 6.75%, 2015		1,350,000	1,215,000
Michael Foods, Inc., 8%, 2013		950,000	921,500

			$5,095,500

Forest & Paper Products - 2.6%
Buckeye Technologies, Inc., 8%, 2010		$280,000	$259,000
Buckeye Technologies, Inc., 8.5%, 2013		2,010,000	1,869,300
Georgia-Pacific Corp., 7.125%, 2017 (n)		855,000	763,088
Georgia-Pacific Corp., 8%, 2024		490,000	431,200
Graphic Packaging International Corp., 9.5%, 2013		1,080,000	977,400
JSG Funding PLC, 7.75%, 2015		150,000	124,875
Millar Western Forest Products Ltd., 7.75%, 2013		1,465,000	835,050
Smurfit-Stone Container Corp., 8%, 2017		1,340,000	1,045,200

			$6,305,113

Gaming & Lodging - 5.9%
Boyd Gaming Corp., 6.75%, 2014		$635,000	$455,613
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (n)		2,250,000	630,000
Harrah’s Operating Co., Inc., 5.5%, 2010		900,000	675,000
Harrah’s Operating Co., Inc., 10.75%, 2016 (n)		3,070,000	1,565,700
Harrah’s Operating Co., Inc., 10.75%, 2018 (n)(p)		715,000	307,450
Host Hotels & Resorts, Inc., 7.125%, 2013		865,000	769,850
Host Hotels & Resorts, Inc., 6.75%, 2016		435,000	355,613
Mandalay Resort Group, 9.375%, 2010		1,085,000	998,200
MGM Mirage, 8.5%, 2010		1,165,000	1,071,800
MGM Mirage, 8.375%, 2011		1,505,000	1,230,338
MGM Mirage, 6.75%, 2013		1,125,000	877,500
MGM Mirage, 5.875%, 2014		970,000	700,825
Pinnacle Entertainment, Inc., 7.5%, 2015		2,105,000	1,557,700
Station Casinos, Inc., 6%, 2012		440,000	246,400
Station Casinos, Inc., 6.5%, 2014		2,020,000	595,900
Station Casinos, Inc., 6.875%, 2016		2,495,000	698,600
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015		3,230,000	1,324,300

			$14,060,789

Industrial - 1.7%
Blount, Inc., 8.875%, 2012		$1,170,000	$1,164,150
JohnsonDiversey, Inc., 9.625%, 2012	EUR	455,000	614,927
JohnsonDiversey, Inc., “B”, 9.625%, 2012		$2,245,000	2,239,388

			$4,018,465

Insurance - Property & Casualty - 0.3%
USI Holdings Corp., 9.75%, 2015 (n)		$990,000	$752,400

Machinery & Tools - 0.6%
Case New Holland, Inc., 7.125%, 2014		$1,635,000	$1,487,850

Major Banks - 1.4%
Bank of America Corp., 8% to 2018, FRN to 2049		$2,045,000	$1,619,368
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049		2,080,000	1,751,110

			$3,370,478

Medical & Health Technology & Services - 8.7%
Biomet, Inc., 10%, 2017		$1,415,000	$1,443,300
Biomet, Inc., 11.625%, 2017		1,110,000	1,115,550
Community Health Systems, Inc., 8.875%, 2015		3,100,000	2,945,000
Cooper Cos., Inc., 7.125%, 2015		1,400,000	1,372,000
DaVita, Inc., 7.25%, 2015		2,595,000	2,465,250
HCA, Inc., 6.375%, 2015		1,930,000	1,519,875
HCA, Inc., 9.25%, 2016		4,930,000	4,794,425
Psychiatric Solutions, Inc., 7.75%, 2015		1,130,000	1,050,900
U.S. Oncology, Inc., 10.75%, 2014		2,150,000	2,160,750
Universal Hospital Services, Inc., 8.5%, 2015 (p)		1,195,000	1,114,338
Universal Hospital Services, Inc., FRN, 6.302%, 2015		290,000	255,200
VWR Funding, Inc., 10.25%, 2015 (p)		840,000	735,000

			$20,971,588

Metals & Mining - 4.1%
Arch Western Finance LLC, 6.75%, 2013		$1,145,000	$1,076,300
FMG Finance Ltd., 10.625%, 2016 (n)		2,140,000	2,097,200
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017		3,835,000	3,777,475
Freeport-McMoRan Copper & Gold, Inc., FRN, 5.882%, 2015		500,000	478,945
Peabody Energy Corp., 5.875%, 2016		1,255,000	1,135,775
Peabody Energy Corp., 7.375%, 2016		1,310,000	1,257,600

			$9,823,295

Municipals - 0.5%
Regional Transportation Authority, IL, “A”, MBIA, 4.5%, 2035		$1,395,000	$1,174,702

Natural Gas - Distribution - 1.1%
AmeriGas Partners LP, 7.125%, 2016		$1,540,000	$1,378,300
Inergy LP, 6.875%, 2014		1,435,000	1,255,625

			$2,633,925

3

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited) - continued

MFS High Yield Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Natural Gas - Pipeline - 2.2%
Atlas Pipeline Partners LP, 8.125%, 2015	$1,000,000	$920,000
Atlas Pipeline Partners LP, 8.75%, 2018 (n)	905,000	850,700
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)	1,370,000	1,387,306
El Paso Corp., 7.25%, 2018	930,000	864,900
Transcontinental Gas Pipe Line Corp., 7%, 2011	303,000	310,236
Williams Partners LP, 7.25%, 2017	935,000	869,550

		$5,202,692

Network & Telecom - 3.3%
Cincinnati Bell, Inc., 8.375%, 2014	$1,660,000	$1,444,200
Citizens Communications Co., 9.25%, 2011	1,286,000	1,286,000
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	1,120,000	1,019,200
Qwest Capital Funding, Inc., 7.25%, 2011	1,315,000	1,229,525
Qwest Corp., 7.875%, 2011	530,000	508,800
Qwest Corp., 8.875%, 2012	1,530,000	1,499,400
Windstream Corp., 8.625%, 2016	985,000	908,663

		$7,895,788

Oil Services - 0.9%
Basic Energy Services, Inc., 7.125%, 2016	$1,650,000	$1,468,500
GulfMark Offshore, Inc., 7.75%, 2014	780,000	733,200

		$2,201,700

Printing & Publishing - 2.5%
American Media Operations, Inc., 10.25%, 2009 (z)	$48,468	$34,170
American Media Operations, Inc., “B”, 10.25%, 2009	1,333,000	939,765
Dex Media, Inc., 0% to 2008, 9% to 2013	1,710,000	786,600
Dex Media, Inc., 0% to 2008, 9% to 2013	3,710,000	1,706,600
Idearc, Inc., 8%, 2016	2,382,000	649,095
Nielsen Finance LLC, 10%, 2014	1,460,000	1,387,000
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	315,000	204,750
Quebecor World, Inc., 6.125%, 2013 (d)	800,000	244,000

		$5,951,980

Retailers - 0.4%
Couche-Tard, Inc., 7.5%, 2013	$350,000	$322,000
Sally Beauty Holdings, Inc., 10.5%, 2016	685,000	650,750

		$972,750

Specialty Stores - 0.4%
Payless ShoeSource, Inc., 8.25%, 2013	$1,055,000	$931,038

Telecommunications - Wireless - 2.1%
Alltel Corp., 7%, 2012	$1,621,000	$1,584,528
MetroPCS Wireless, Inc., 9.25%, 2014	1,315,000	1,229,525
Sprint Capital Corp., 8.375%, 2012	680,000	612,000
Wind Acquisition Finance S.A., 10.75%, 2015 (n)	1,580,000	1,548,400

		$4,974,453

Transportation - Services - 0.5%
Hertz Corp., 8.875%, 2014	$1,415,000	$1,220,438

Utilities - Electric Power - 5.8%
Dynegy Holdings, Inc., 7.5%, 2015	$940,000	$794,300
Edison Mission Energy, 7%, 2017	2,290,000	2,061,000
Mirant Americas Generation LLC, 8.3%, 2011	800,000	770,000
Mirant North America LLC, 7.375%, 2013	1,375,000	1,292,500
NRG Energy, Inc., 7.375%, 2016	4,810,000	4,329,000
Reliant Energy, Inc., 7.875%, 2017	2,190,000	1,620,600
Texas Competitive Electric Holdings LLC, 10.25%, 2015 (n)	3,400,000	3,068,500

		$13,935,900

Total Bonds		$212,915,506

FLOATING RATE LOANS (g)(r) - 6.9%
Aerospace - 0.6%
Hawker Beechcraft Acquisition Co., Letter of Credit, 5.76%, 2014	65,293	$56,829
Hawker Beechcraft Acquisition Co., Term Loan, 5.76%, 2014	1,621,147	1,410,977

		$1,467,806

Automotive - 1.2%
Federal-Mogul Corp., Term Loan B, 4.49%, 2014	1,199,570	$857,693
Ford Motor Co., Term Loan B, 5.49%, 2013	2,264,705	1,480,080
General Motors, Term Loan B, 2013 (o)	409,828	265,364
Mark IV Industries, Inc., Second Lien Term Loan, 11.87%, 2011	994,489	358,016

		$2,961,153

Broadcasting - 0.5%
Young Broadcasting, Inc., Term Loan, 5.32%, 2012	1,182,892	$893,084
Young Broadcasting, Inc., Term Loan B-1, 5.32%, 2012	439,693	331,968

		$1,225,052

Business Services - 0.6%
First Data Corp., Term Loan B-1, 5.96%, 2014	1,562,459	$1,328,090

Forest & Paper Products - 0.2%
Abitibi-Consolidated, Inc., Term Loan, 11.5%, 2009	410,542	$402,331

4

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited) - continued

MFS High Yield Portfolio

Issuer	Shares/Par	Value ($)
FLOATING RATE LOANS (g)(r) - continued
Gaming & Lodging - 0.3%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 6.96%, 2014	$1,601,789	$816,912

Medical & Health Technology & Services - 0.9%
Community Health Systems, Inc., Delayed Draw Term Loan, 2014 (q)	53,338	$46,670
Community Health Systems, Inc., Term Loan B, 5.28%, 2014	1,042,707	912,369
HCA, Inc., Term Loan B, 6.01%, 2013	1,366,111	1,195,631

		$2,154,670

Printing & Publishing - 0.4%
Idearc, Inc., Term Loan B, 5.77%, 2014	150,271	$87,007
Tribune Co., Incremental Term Loan, 2014 (o)	1,830,594	741,391

		$828,398

Retailers - 0.1%
Burlington Coat Factory, Term Loan B, 2013 (o)	494,354	$338,138

Specialty Stores - 0.2%
Michaels Stores, Inc., Term Loan B, 4.86%, 2013	586,040	$428,019

Telecommunications - Wireless - 0.3%
ALLTEL Communications, Inc., Term Loan B-2, 5.32%, 2015	809,789	$778,283

Utilities - Electric Power - 1.6%
Calpine Corp., DIP Term Loan, 6.65%, 2014	1,314,284	$1,112,213
NRG Energy Corp., Letter of Credit, 5.25%, 2013	315,035	276,006
NRG Energy Corp., Term Loan, 5.71%, 2013	643,939	564,162
Texas Competitive Electric Holdings LLC, Term Loan B-3, 6.28%, 2014 (o)	2,227,796	1,874,929

		$3,827,310

Total Floating Rate Loans		$16,556,162

COMMON STOCKS - 1.7%
Automotive - 0.0%
Oxford Automotive, Inc. (a)	21	$0

Cable TV - 0.7%
Cablevision Systems Corp., “A”	13,700	$344,692
Comcast Corp., “A”	49,300	967,759
Time Warner Cable, Inc., “A” (a)	17,400	421,080

		$1,733,531

Energy - Integrated - 0.1%
Chevron Corp.	2,700	$222,696

Forest & Paper Products - 0.1%
Louisiana-Pacific Corp.	15,600	$145,080

Gaming & Lodging - 0.3%
MGM Mirage (a)	8,300	$236,550
Pinnacle Entertainment, Inc. (a)	65,200	492,912

		$729,462

Printing & Publishing - 0.0%
Golden Books Family Entertainment, Inc. (a)	17,708	$0

Real Estate - 0.2%
Host Hotels & Resorts, Inc., REIT	30,200	$401,358

Telephone Services - 0.2%
Windstream Corp.	49,400	$540,436

Utilities - Electric Power - 0.1%
Reliant Energy, Inc. (a)	48,800	$358,680

Total Common Stocks		$4,131,243

PREFERRED STOCKS - 0.8%
Brokerage & Asset Managers - 0.8%
Merrill Lynch Co., Inc., 8.625%	95,900	$1,821,141

REPURCHASE AGREEMENTS - 1.4%
Morgan Stanley, 1.50%, dated 9/30/08, due 10/01/08, total to be received $3,437,143, (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$3,437,000	$3,437,000

Total Investments		$238,861,052

OTHER ASSETS, LESS LIABILITIES - 0.7%		1,697,448

NET ASSETS - 100.0%		$240,558,500

5

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited) - continued

MFS High Yield Portfolio

(a)	Non-income producing security.

(d)	Non-income producing security - in default.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $31,453,164, representing 13.08% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates will be determined. The rate shown represents a weighted average coupon rate on the full position, including unsettled positions which have no current coupon.

(p)	Payment-in-kind security.

(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Airlie LCDO Ltd., CDO, FRN, 4.701%, 2011	10/13/06	$665,000	$279,899
American Media Operations, Inc., 10.25%, 2009	12/01/06 -11/28/07	47,791	34,170
Anthracite Ltd., CDO, 6%, 2037	5/14/02	1,105,469	650,000
Arbor Realty Mortgage Securities, CDO, FRN, 5.086%, 2038	12/20/05	659,114	197,734
Bonten Media Acquisition Co., 9%, 2015	5/22/07	837,125	492,650
CWCapital Cobalt Ltd., CDO, “F”, FRN, 4.095%, 2050	4/12/06	500,000	90,000
Wachovia Credit, CDO, FRN, 4.561%, 2026	6/08/06	376,000	106,378

Total Restricted Securities			$1,850,831
% of Net Assets			0.8%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLN	Credit-Linked Note
CLO	Collateralized Loan Obligation
DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust

Insurers
MBIA	MBIA Insurance Corp.
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

MFS High Yield Portfolio

Supplemental Information (Unaudited) 9/30/08

(1)	Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of September 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$5,952,384	$232,908,668	$—	$238,861,052
Other Financial Instruments	$—	$(1,875,011)	$—	$(1,875,011)

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$288,743,567

Gross unrealized appreciation	$404,679
Gross unrealized depreciation	(50,287,194)

Net unrealized appreciation (depreciation)	$(49,882,515)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3)	Derivative Contracts at 9/30/08

Forward Foreign Currency Exchange Contracts at 9/30/08

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
SELL	EUR	1,805,109	10/22/08	$2,644,485	$2,546,282	$98,203

7

MFS High Yield Portfolio

Supplemental Information (Unaudited) 9/30/08 - continued

Swap Agreements at 9/30/08

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
6/20/09	USD	600,000	JPMorgan Chase Bank	4.8% (fixed rate)	(1)	$(137,229)
6/20/09	USD	1,200,000	JPMorgan Chase Bank	4.1% (fixed rate)	(1)	(279,667)
6/20/12	USD	1,200,000	Morgan Stanley Capital Services, Inc.	3.76% (fixed rate)	(2)	(590,645)
6/20/12	USD	600,000	Morgan Stanley Capital Services, Inc.	4.15% (fixed rate)	(2)	(291,443)
6/20/13	USD	1,295,000	Goldman Sachs International (a)	5% (fixed rate)	(3)	(693,527)
9/20/13	USD	1,000,000	JPMorgan Chase Bank	5.3% (fixed rate)	(4)	19,297

						$(1,973,214)

(1)	Fund to pay notional amount upon a defined credit event by Abitibi Consolidated, Inc., 8.375%, 4/01/15.

(2)	Fund to pay notional amount upon a defined credit event by Bowater, Inc., 6.5%, 6/15/13.

(3)	Fund to pay notional amount upon a defined credit event by Station Casinos, Inc., 6%, 4/01/12.

(4)	Fund to pay notional amount upon a defined credit event by Aramark Services, 8.5%, 2/01/15.

(a)	Net unamortized premiums received by the fund amounted to $209,234.

At September 30, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

8

MFS INVESTMENT MANAGEMENT

MFS® International Growth Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/08

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited)

MFS International Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 97.9%
Alcoholic Beverages - 2.2%
Companhia de Bebidas das Americas, ADR	23,480	$1,282,243
Pernod Ricard S.A. (l)	16,040	1,410,164

		$2,692,407

Apparel Manufacturers - 5.1%
Adidas AG	12,470	$669,717
Compagnie Financiere Richemont S.A.	19,000	843,870
Li & Fung Ltd.	486,600	1,188,409
LVMH Moet Hennessy Louis Vuitton S.A.	33,350	2,944,708
Swatch Group Ltd.	3,186	589,729

		$6,236,433

Biotechnology - 0.8%
Actelion Ltd. (a)(l)	18,336	$937,497

Broadcasting - 4.1%
Grupo Televisa S.A., ADR	79,580	$1,740,415
Societe Television Francaise 1 (l)	45,324	801,932
WPP Group PLC	309,570	2,512,304

		$5,054,651

Brokerage & Asset Managers - 4.0%
Daiwa Securities Group, Inc. (l)	204,000	$1,461,873
Deutsche Boerse AG	14,110	1,286,367
IG Group Holdings PLC	133,640	761,736
Julius Baer Holding Ltd.	28,323	1,392,501

		$4,902,477

Business Services - 3.1%
Capita Group PLC	63,073	$783,932
Infosys Technologies Ltd., ADR	49,410	1,645,847
Intertek Group PLC	44,580	670,440
Satyam Computer Services Ltd.	119,280	767,344

		$3,867,563

Chemicals - 1.0%
Makhteshim-Agan Industries Ltd.	55,960	$367,412
Wacker Chemie AG	5,640	806,581

		$1,173,993

Computer Software - 0.7%
SAP AG	17,160	$921,458

Conglomerates - 1.0%
Siemens AG	13,600	$1,276,420

Consumer Goods & Services - 6.3%
AmorePacific Corp.	1,007	$544,225
Hengan International Group Co. Ltd.	402,000	1,147,448
Kao Corp.	24,000	642,948
Kimberly-Clark de Mexico S.A. de C.V., “A”	61,990	267,311
Reckitt Benckiser Group PLC	61,580	2,981,594
Shiseido Co. Ltd.	38,000	851,136
Uni-Charm Corp.	17,500	1,342,397

		$7,777,059

Containers - 1.3%
Brambles Ltd.	257,950	$1,610,082

Electrical Equipment - 2.2%
Keyence Corp.	5,300	$1,054,207
Schneider Electric S.A.	19,510	1,692,320

		$2,746,527

Electronics - 7.4%
Canon, Inc.	32,700	$1,222,558
Hirose Electric Co. Ltd. (l)	14,600	1,393,986
Hoya Corp.	32,600	645,841
Konica Minolta Holdings, Inc.	62,500	720,398
Royal Philips Electronics N.V.	41,880	1,146,720
Samsung Electronics Co. Ltd.	3,355	1,544,891
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	163,071	1,527,975
USHIO, Inc.	48,200	787,335
Venture Corp. Ltd.	29,600	161,683

		$9,151,387

Energy - Independent - 2.4%
INPEX Holdings, Inc.	340	$2,944,795

Energy - Integrated - 4.6%
OAO Gazprom, ADR	43,030	$1,382,798
Petroleo Brasileiro S.A., ADR	34,770	1,528,142
TOTAL S.A.	44,680	2,695,585

		$5,606,525

Food & Beverages - 5.3%
Coca-Cola Hellenic Bottling Co. S.A.	30,666	$663,872
Groupe Danone (l)	10,600	751,112
Nestle S.A.	118,035	5,105,257

		$6,520,241

Food & Drug Stores - 2.3%
Dairy Farm International Holdings Ltd.	268,200	$1,341,000
Tesco PLC (a)	206,578	1,436,637

		$2,777,637

General Merchandise - 0.7%
Massmart Holdings Ltd.	88,760	$808,780

Machinery & Tools - 1.2%
Assa Abloy AB, “B” (l)	57,350	$697,230
GEA Group AG	40,120	781,948

		$1,479,178

Major Banks - 7.2%
Credit Suisse Group	27,770	$1,322,169
Erste Bank der oesterreichischen Sparkassen AG	34,426	1,735,081
HSBC Holdings PLC	104,076	1,685,495
Raiffeisen International Bank Holding AG (l)	9,790	711,791
Standard Chartered PLC (a)	61,096	1,484,038
Unibanco - Uniao de Bancos Brasileiros S.A., ADR	9,540	962,777
UniCredito Italiano S.p.A.	257,352	950,805

		$8,852,156

1

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited) - continued

MFS International Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Medical Equipment - 1.5%
Essilor International S.A.	14,760	$738,080
Synthes, Inc.	8,270	1,142,309

		$1,880,389

Metals & Mining - 1.8%
Anglo American PLC	38,992	$1,303,557
Xstrata PLC	31,420	972,590

		$2,276,147

Network & Telecom - 2.7%
NICE Systems Ltd., ADR (a)	30,200	$822,648
Nokia Oyj	78,710	1,467,368
Research in Motion Ltd. (a)	14,410	984,203

		$3,274,219

Oil Services - 1.0%
Saipem S.p.A.	20,580	$610,331
Vallourec S.A.	2,870	624,212

		$1,234,543

Other Banks & Diversified Financials - 3.3%
Aeon Credit Service Co. Ltd.	106,100	$1,069,174
Akbank T.A.S.	18,470	94,447
Bank Rakyat Indonesia	1,376,000	777,955
Housing Development Finance Corp. Ltd.	46,167	2,155,375

		$4,096,951

Pharmaceuticals - 11.4%
Astellas Pharma, Inc. (l)	36,200	$1,521,005
Bayer AG	22,690	1,654,647
Hisamitsu Pharmaceutical Co., Inc. (l)	25,600	1,111,299
Merck KGaA	12,190	1,308,657
Novartis AG	52,580	2,750,217
Novo Nordisk A/S, “B”	28,390	1,454,057
Roche Holding AG	27,520	4,290,008

		$14,089,890

Specialty Chemicals - 4.5%
Akzo Nobel N.V.	27,920	$1,342,300
L’Air Liquide S.A.	12,029	1,323,543
Linde AG	15,630	1,676,176
Symrise AG	67,421	1,153,854

		$5,495,873

Specialty Stores - 0.9%
Industria de Diseno Textil S.A. (l)	26,850	$1,145,404

Telecommunications - Wireless - 3.9%
America Movil S.A.B. de C.V., “L”, ADR	40,780	$1,890,561
MTN Group Ltd.	69,050	977,898
Orascom Telecom Holding S.A.E., GDR	25,790	919,235
Rogers Communications, Inc., “B”	30,910	1,002,596

		$4,790,290

Telephone Services - 1.8%
Telefonica S.A.	90,910	$2,173,239

Utilities - Electric Power - 2.2%
CEZ AS	23,610	$1,442,014
E.ON AG	24,555	1,243,546

		$2,685,560

Total Common Stocks		$120,479,771

REPURCHASE AGREEMENTS - 0.4%
Morgan Stanley, 1.50%, dated 9/30/08, due 10/01/08, total to be received $461,019 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$461,000	$461,000

COLLATERAL FOR SECURITIES LOANED - 4.5%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	5,545,134	$5,545,134

Total Investments		$126,485,905

OTHER ASSETS, LESS LIABILITIES - (2.8)%		(3,416,481)

NET ASSETS - 100.0%		$123,069,424

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS International Growth Portfolio

Supplemental Information (Unaudited) 9/30/08

(1)	Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of September 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$18,092,378	$108,393,527	$—	$126,485,905
Other Financial Instruments	$—	$—	$—	$—

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$134,117,442

Gross unrealized appreciation	$9,090,987
Gross unrealized depreciation	(16,722,524)

Net unrealized appreciation (depreciation)	$(7,631,537)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3)	Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of September 30, 2008, are as follows:

Switzerland	14.9%
Japan	13.6%
United Kingdom	11.8%
France	10.5%
Germany	10.4%
India	3.7%
Mexico	3.2%
Brazil	3.1%
Spain	2.7%
Other Countries	26.1%

3

MFS INVESTMENT MANAGEMENT

MFS® International Value Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/08

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited)

MFS International Value Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 97.7%
Alcoholic Beverages - 1.8%
Heineken N.V.	123,700	$4,984,815

Apparel Manufacturers - 0.4%
Sanyo Shokai Ltd. (l)	232,400	$1,205,159

Automotive - 0.9%
Bayerische Motoren Werke AG	62,350	$2,431,913

Broadcasting - 3.3%
Fuji Television Network, Inc.	1,600	$2,053,817
Nippon Television Network Corp.	12,990	1,233,153
Vivendi S.A.	115,840	3,624,987
WPP Group PLC	299,990	2,434,558

		$9,346,515

Brokerage & Asset Managers - 1.2%
Daiwa Securities Group, Inc.	318,000	$2,278,801
Van Lanschot N.V. (l)	14,600	1,011,492

		$3,290,293

Business Services - 1.8%
Bunzl PLC	173,680	$2,032,341
USS Co. Ltd.	47,400	3,044,197

		$5,076,538

Cable TV - 0.4%
Premiere AG (a)(l)	76,905	$1,038,391

Computer Software - Systems - 1.0%
Fujitsu Ltd.	503,000	$2,809,952

Construction - 3.3%
CRH PLC	115,520	$2,514,032
Fletcher Building Ltd.	194,168	876,736
Geberit AG (l)	22,875	2,817,266
Nexity International	42,231	679,069
Sekisui Chemical Co. Ltd.	435,000	2,593,606

		$9,480,709

Consumer Goods & Services - 4.2%
Henkel KGaA, IPS	109,390	$4,018,381
Kao Corp.	183,000	4,902,481
KOSE Corp. (l)	108,100	2,983,763

		$11,904,625

Containers - 1.4%
Brambles Ltd.	660,530	$4,122,922

Electrical Equipment - 3.8%
Legrand S.A.	215,510	$4,892,306
OMRON Corp.	154,800	2,377,943
Spectris PLC	280,870	3,367,348

		$10,637,597

Electronics - 4.5%
Konica Minolta Holdings, Inc.	215,000	$2,478,170
Ricoh Co. Ltd.	154,000	2,141,248
Samsung Electronics Co. Ltd.	6,925	3,188,784
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	355,280	3,328,974
Venture Corp. Ltd.	293,000	1,600,444

		$12,737,620

Energy - Independent - 0.8%
INPEX Holdings, Inc.	280	$2,425,125

Energy - Integrated - 8.6%
Royal Dutch Shell PLC, “A”	303,380	$8,763,672
Statoil A.S.A. (l)	176,280	4,202,358
TOTAL S.A., ADR	185,480	11,254,926

		$24,220,956

Food & Beverages - 4.7%
Binggrae Co. Ltd.	13,530	$379,780
Nestle S.A.	256,218	11,081,957
Nong Shim Co. Ltd.	10,613	1,955,282

		$13,417,019

Food & Drug Stores - 0.4%
Lawson, Inc.	23,700	$1,098,367

Forest & Paper Products - 1.2%
M-real Oyj, “B”	353,020	$640,282
UPM-Kymmene Corp.	170,040	2,674,331

		$3,314,613

General Merchandise - 0.3%
Daiei, Inc. (a)(l)	176,500	$946,634

Insurance - 6.0%
Aviva PLC (a)	362,190	$3,150,127
Benfield Group PLC	376,340	2,240,473
Catlin Group Ltd.	192,590	1,187,959
Euler Hermes	14,464	1,021,705
Hiscox Ltd.	395,214	1,727,912
Jardine Lloyd Thompson Group PLC	471,370	3,754,821
Muenchener Ruckvers AG	25,540	3,855,724

		$16,938,721

Leisure & Toys - 1.1%
Heiwa Corp. (l)	72,600	$570,984
NAMCO BANDAI Holdings, Inc. (l)	101,500	1,102,360
Sankyo Co. Ltd.	26,800	1,366,846

		$3,040,190

Machinery & Tools - 2.3%
Assa Abloy AB, “B” (l)	347,950	$4,230,188
Glory Ltd.	94,500	2,158,573

		$6,388,761

Major Banks - 5.4%
Credit Agricole S.A.	252,918	$4,912,238
Royal Bank of Scotland Group PLC	966,999	3,203,218
Sumitomo Mitsui Financial Group, Inc.	629	3,940,605
UniCredito Italiano S.p.A.	854,428	3,156,745

		$15,212,806

Metals & Mining - 0.2%
Nyrstar N.V.	90,213	$550,527

1

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited) - continued

MFS International Value Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Network & Telecom - 1.0%
Nokia Oyj	156,630	$2,920,009

Oil Services - 0.6%
Fugro N.V.	30,662	$1,812,450

Other Banks & Diversified Financials - 7.5%
Anglo Irish Bank Corp. PLC	140,100	$789,361
Bangkok Bank Public Co. Ltd.	384,800	1,181,008
Chiba Bank Ltd.	242,000	1,249,547
Dah Sing Financial Holdings Ltd.	160,800	675,431
DNB Holding A.S.A. (l)	273,760	2,114,459
Hachijuni Bank Ltd. (l)	338,000	1,793,219
ING Groep N.V.	210,080	4,569,908
Joyo Bank Ltd. (l)	319,000	1,453,209
Sapporo Hokuyo Holdings, Inc.	220	1,098,228
Shinhan Financial Group Co. Ltd.	69,080	2,490,651
Siam City Bank Public Co. Ltd. (a)	3,192,800	905,224
SNS REAAL Groep N.V.	77,480	885,244
Unione di Banche Italiane ScpA	99,811	2,178,985

		$21,384,474

Pharmaceuticals - 12.3%
Astellas Pharma, Inc.	107,400	$4,512,595
GlaxoSmithKline PLC	372,980	8,058,006
Hisamitsu Pharmaceutical Co., Inc.	79,500	3,451,104
Merck KGaA	22,720	2,439,104
Novartis AG	134,800	7,050,765
Roche Holding AG	60,000	9,353,216

		$34,864,790

Printing & Publishing - 1.2%
Reed Elsevier PLC	218,633	$2,167,296
Wolters Kluwer N.V.	65,130	1,327,612

		$3,494,908

Real Estate - 0.3%
Deutsche Wohnen AG (a)	60,750	$765,600

Specialty Chemicals - 1.0%
Altana AG	63,370	$946,330
Clariant AG	105,023	1,022,070
Symrise AG	45,437	777,616

		$2,746,016

Specialty Stores - 0.2%
Praktiker Bau-und
Heimwerkermaerkte Holding AG, “A”	62,190	$577,591

Telecommunications - Wireless - 5.7%
KDDI Corp.	1,041	$5,830,672
SmarTone Telecommunications Holdings Ltd.	748,000	547,178
Vodafone Group PLC	4,460,870	9,854,945

		$16,232,795

Telephone Services - 3.7%
Royal KPN N.V.	198,680	$2,863,657
Telefonica S.A.	297,370	7,108,745
Virgin Media, Inc. (l)	63,760	503,704

		$10,476,106

Trucking - 3.7%
TNT N.V.	199,910	$5,591,135
Yamato Holdings Co. Ltd.	430,000	4,811,052

		$10,402,187

Utilities - Electric Power - 1.5%
E.ON AG	83,836	$4,245,730

Total Common Stocks		$276,543,424

SHORT-TERM OBLIGATIONS - 0.1%
Toyota Motor Credit, 5%, due 10/01/08 (y)	$299,000	$299,000

REPURCHASE AGREEMENTS - 1.5%
Morgan Stanley, 1.50%, dated 9/30/08, due 10/01/08, total to be received $4,103,171, (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$4,103,000	$4,103,000

COLLATERAL FOR SECURITIES LOANED - 6.1%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	17,242,932	$17,242,932

Total Investments		$298,188,356

OTHER ASSETS, LESS LIABILITIES - (5.4)%		(15,205,365)

NET ASSETS - 100.0%		$282,982,991

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IPS	International Preference Stock

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS International Value Portfolio

Supplemental Information (Unaudited) 9/30/08

(1)	Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of September 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$32,330,536	$265,857,820	$—	$298,188,356
Other Financial Instruments	$—	$—	$—	$—

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$365,275,782

Gross unrealized appreciation	$4,122,762
Gross unrealized depreciation	(71,210,188)

Net unrealized appreciation (depreciation)	$(67,087,426)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3)	Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of September 30, 2008, are as follows:

Japan	24.0%
United Kingdom	18.3%
Switzerland	11.1%
France	9.3%
Netherlands	8.1%
Germany	7.4%
South Korea	2.8%
Spain	2.5%
Norway	2.2%
Other Countries	14.3%

3

MFS® Massachusetts Investors Growth Stock Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/08

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited)

MFS Massachusetts Investors Growth Stock Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.2%
Aerospace - 2.2%
Precision Castparts Corp.	14,430	$1,136,795
United Technologies Corp.	86,350	5,186,181

		$6,322,976

Alcoholic Beverages - 1.5%
Diageo PLC	258,230	$4,371,318

Apparel Manufacturers - 3.8%
LVMH Moet Hennessy Louis Vuitton S.A.	65,190	$5,756,088
NIKE, Inc., “B”	74,960	5,014,824

		$10,770,912

Biotechnology - 3.3%
Genentech, Inc. (a)	14,420	$1,278,766
Genzyme Corp. (a)	98,420	7,961,194

		$9,239,960

Broadcasting - 2.4%
Grupo Televisa S.A., ADR	90,400	$1,977,048
News Corp., “A”	148,260	1,777,637
Omnicom Group, Inc.	77,040	2,970,662

		$6,725,347

Brokerage & Asset Managers - 2.6%
Charles Schwab Corp.	168,680	$4,385,680
Deutsche Boerse AG	21,600	1,969,208
Franklin Resources, Inc.	12,260	1,080,474

		$7,435,362

Business Services - 6.9%
Amdocs Ltd. (a)	242,240	$6,632,531
Automatic Data Processing, Inc.	59,450	2,541,488
Fidelity National Information Services, Inc.	103,770	1,915,594
Visa, Inc., “A”	39,660	2,434,727
Western Union Co.	239,490	5,908,218

		$19,432,558

Cable TV - 0.8%
Comcast Corp., “A”	121,150	$2,378,175

Computer Software - 6.4%
Citrix Systems, Inc. (a)	65,830	$1,662,866
Microsoft Corp.	263,134	7,023,046
Oracle Corp. (a)	390,120	7,923,337
VeriSign, Inc. (a)	59,720	1,557,498

		$18,166,747

Computer Software - Systems - 2.9%
Apple, Inc. (a)	20,500	$2,330,030
EMC Corp. (a)	207,870	2,486,125
International Business Machines Corp.	29,380	3,436,285

		$8,252,440

Consumer Goods & Services - 4.0%
Avon Products, Inc.	49,860	$2,072,680
Colgate-Palmolive Co.	47,820	3,603,237
Procter & Gamble Co.	81,381	5,671,442

		$11,347,359

Electrical Equipment - 4.2%
Danaher Corp.	85,960	$5,965,624
General Electric Co.	90,316	2,303,058
W.W. Grainger, Inc. (l)	43,550	3,787,544

		$12,056,226

Electronics - 5.4%
Intel Corp.	157,730	$2,954,283
Intersil Corp., “A”	107,950	1,789,811
KLA-Tencor Corp.	84,000	2,658,600
National Semiconductor Corp.	68,190	1,173,550
Samsung Electronics Co. Ltd., GDR	15,998	3,673,252
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	320,551	3,003,563

		$15,253,059

Energy - Integrated - 4.3%
Chevron Corp.	18,690	$1,541,551
Exxon Mobil Corp.	40,750	3,164,645
Hess Corp.	45,080	3,700,166
Marathon Oil Corp.	95,560	3,809,977

		$12,216,339

Food & Beverages - 4.9%
General Mills, Inc.	36,550	$2,511,716
Nestle S.A.	112,673	4,873,339
PepsiCo, Inc.	90,480	6,448,510

		$13,833,565

Food & Drug Stores - 2.2%
CVS Caremark Corp.	184,015	$6,193,945

Gaming & Lodging - 1.2%
International Game Technology	83,480	$1,434,186
Royal Caribbean Cruises Ltd.	97,860	2,030,595

		$3,464,781

General Merchandise - 0.5%
Kohl’s Corp. (a)	29,180	$1,344,614

Health Maintenance Organizations - 0.5%
UnitedHealth Group, Inc.	54,580	$1,385,786

Insurance - 0.8%
MetLife, Inc.	42,040	$2,354,240

Internet - 2.9%
eBay, Inc. (a)	87,610	$1,960,712
Google, Inc., “A” (a)	15,720	6,296,174

		$8,256,886

Major Banks - 2.8%
Bank of New York Mellon Corp.	84,174	$2,742,389
State Street Corp.	89,390	5,084,503

		$7,826,892

Medical & Health Technology & Services - 1.3%
Cardinal Health, Inc.	35,120	$1,730,714

1

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited) - continued

MFS Massachusetts Investors Growth Stock Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Medical & Health Technology & Services - continued
VCA Antech, Inc. (a)	71,960	$2,120,661

		$3,851,375

Medical Equipment - 4.5%
Advanced Medical Optics, Inc. (a)	110,590	$1,966,290
Medtronic, Inc.	73,980	3,706,398
ResMed, Inc. (a)	54,540	2,345,220
Stryker Corp.	44,490	2,771,727
Zimmer Holdings, Inc. (a)	28,790	1,858,682

		$12,648,317

Metals & Mining - 0.7%
BHP Billiton Ltd., ADR	36,370	$1,890,876

Network & Telecom - 4.8%
Cisco Systems, Inc. (a)	367,247	$8,285,092
Juniper Networks, Inc. (a)	85,670	1,805,067
QUALCOMM, Inc.	44,770	1,923,767
Research in Motion Ltd. (a)	21,930	1,497,819

		$13,511,745

Oil Services - 4.8%
BJ Services Co.	58,440	$1,117,957
Halliburton Co.	136,770	4,429,980
Noble Corp.	70,380	3,089,682
Schlumberger Ltd.	26,290	2,052,986
Weatherford International Ltd. (a)	111,740	2,809,144

		$13,499,749

Other Banks & Diversified Financials - 1.0%
American Express Co.	81,620	$2,891,797

Personal Computers & Peripherals - 0.7%
NetApp, Inc. (a)	103,260	$1,882,430

Pharmaceuticals - 6.6%
Allergan, Inc.	50,440	$2,597,660
Johnson & Johnson	84,420	5,848,618
Merck KGaA	23,220	2,492,782
Roche Holding AG	26,720	4,165,299
Wyeth	97,740	3,610,516

		$18,714,875

Specialty Chemicals - 1.0%
Praxair, Inc.	39,920	$2,863,861

Specialty Stores - 2.5%
Lowe’s Cos., Inc.	83,400	$1,975,746
Nordstrom, Inc. (l)	94,250	2,716,285
Staples, Inc.	109,550	2,464,875

		$7,156,906

Telecommunications - Wireless - 2.4%
America Movil S.A.B. de C.V., “L”,
ADR	97,610	$4,525,200
Rogers Communications, Inc., “B”	64,970	2,159,603

		$6,684,803

Trucking - 1.4%
FedEx Corp.	23,210	$1,834,518
United Parcel Service, Inc., “B”	33,140	2,084,175

		$3,918,693

Total Common Stocks		$278,144,914

REPURCHASE AGREEMENTS - 0.5%
Morgan Stanley, 1.5%, dated 9/30/08, due 10/01/08, total to be received $1,528,064 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$1,528,000	$1,528,000

COLLATERAL FOR SECURITIES LOANED - 0.5%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	1,356,860	$1,356,860

Total Investments		$281,029,774

OTHER ASSETS, LESS LIABILITIES - 0.8%		2,233,631

NET ASSETS - 100.0%		$283,263,405

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Massachusetts Investors Growth Stock Portfolio

Supplemental Information (Unaudited) 9/30/08

(1)	Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of September 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$252,200,488	$28,829,286	$—	$281,029,774
Other Financial Instruments	$—	$—	$—	$—

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$325,284,019

Gross unrealized appreciation	$8,074,135
Gross unrealized depreciation	(52,328,380)

Net unrealized appreciation (depreciation)	$(44,254,245)

The aggregate cost above includes prior fiscal year end tax adjustments.

3

MFS INVESTMENT MANAGEMENT

MFS® Blended Research℠ Core Equity Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/08

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited)

MFS Blended Research Core Equity Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.3%
Aerospace - 3.2%
Boeing Co.	42,860	$2,458,018
Lockheed Martin Corp.	101,970	11,183,050
Northrop Grumman Corp.	138,460	8,382,368

		$22,023,436

Automotive - 0.2%
Johnson Controls, Inc.	55,900	$1,695,447

Biotechnology - 1.6%
Amgen, Inc. (a)	186,450	$11,050,892

Broadcasting - 0.7%
Walt Disney Co.	162,360	$4,982,828

Brokerage & Asset Managers - 1.5%
Goldman Sachs Group, Inc.	55,180	$7,063,040
Morgan Stanley	134,420	3,091,660

		$10,154,700

Business Services - 2.1%
Accenture Ltd., “A”	103,530	$3,934,140
Visa, Inc., “A”	85,240	5,232,884
Western Union Co.	229,780	5,668,673

		$14,835,697

Cable TV - 1.7%
Comcast Corp., “A”	264,490	$5,191,939
Time Warner Cable, Inc., “A” (a)(l)	286,280	6,927,976

		$12,119,915

Chemicals - 1.6%
3M Co.	90,560	$6,186,154
Terra Nitrogen Co. LP (l)	46,180	5,072,873

		$11,259,027

Computer Software - 3.4%
Microsoft Corp.	261,880	$6,989,577
Oracle Corp. (a)	544,530	11,059,404
Symantec Corp. (a)	133,190	2,607,860
VeriSign, Inc. (a)	109,310	2,850,805

		$23,507,646

Computer Software - Systems - 4.3%
Apple, Inc. (a)	74,130	$8,425,616
Hewlett-Packard Co.	171,170	7,914,901
International Business Machines Corp.	116,280	13,600,109

		$29,940,626

Construction - 1.0%
NVR, Inc. (a)	11,940	$6,829,680

Consumer Goods & Services - 3.6%
Apollo Group, Inc., “A” (a)	114,520	$6,791,036
Colgate-Palmolive Co.	30,300	2,283,105
Procter & Gamble Co.	227,080	15,825,205

		$24,899,346

Electrical Equipment - 3.4%
Anixter International, Inc. (a)(l)	101,640	$6,048,596
General Electric Co.	451,610	11,516,055
WESCO International, Inc. (a)	192,740	6,202,373

		$23,767,024

Electronics - 2.9%
Applied Materials, Inc.	173,530	$2,625,509
Intel Corp.	736,710	13,798,578
National Semiconductor Corp.	212,440	3,656,092

		$20,080,179

Energy - Independent - 0.9%
Apache Corp.	62,280	$6,494,558

Energy - Integrated - 7.5%
Chevron Corp.	60,440	$4,985,091
ConocoPhillips	34,360	2,516,870
Exxon Mobil Corp.	417,300	32,407,518
Hess Corp.	95,170	7,811,554
Marathon Oil Corp.	123,270	4,914,775

		$52,635,808

Food & Beverages - 4.2%
Coca-Cola Co.	97,540	$5,157,915
General Mills, Inc.	22,360	1,536,579
Pepsi Bottling Group, Inc.	233,870	6,821,988
PepsiCo, Inc.	221,660	15,797,708

		$29,314,190

Food & Drug Stores - 1.4%
CVS Caremark Corp.	293,860	$9,891,328

Gaming & Lodging - 0.9%
Royal Caribbean Cruises Ltd. (l)	296,770	$6,157,978

General Merchandise - 3.2%
Family Dollar Stores, Inc.	194,620	$4,612,494
Wal-Mart Stores, Inc.	298,930	17,902,918

		$22,515,412

Health Maintenance Organizations - 1.3%
WellPoint, Inc. (a)	189,450	$8,860,577

Insurance - 4.0%
Genworth Financial, Inc., “A”	416,400	$3,585,204
Hartford Financial Services Group, Inc.	49,150	2,014,659
MetLife, Inc.	54,180	3,034,080
Prudential Financial, Inc.	133,910	9,641,520
Travelers Cos., Inc.	214,530	9,696,756

		$27,972,219

Internet - 1.2%
Google, Inc., “A” (a)	20,100	$8,050,452

Leisure & Toys - 0.4%
Electronic Arts, Inc. (a)	76,340	$2,823,817

Machinery & Tools - 2.0%
Eaton Corp.	114,450	$6,429,801
Timken Co.	270,160	7,659,036

		$14,088,837

1

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited) - continued

MFS Blended Research Core Equity Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Major Banks - 8.9%
Bank of America Corp.	538,190	$18,836,650
Bank of New York Mellon Corp.	256,418	8,354,098
JPMorgan Chase & Co.	353,840	16,524,328
PNC Financial Services Group, Inc.	37,080	2,769,876
State Street Corp.	80,550	4,581,684
Wells Fargo & Co.	290,250	10,893,083

		$61,959,719

Medical & Health Technology & Services - 0.4%
Omnicare, Inc.	94,020	$2,704,955

Medical Equipment - 2.1%
Boston Scientific Corp. (a)	274,960	$3,373,759
Cooper Cos., Inc.	40,400	1,404,304
Medtronic, Inc.	100,840	5,052,084
Zimmer Holdings, Inc. (a)	75,840	4,896,230

		$14,726,377

Metals & Mining - 1.1%
Cleveland-Cliffs, Inc.	41,710	$2,208,127
Nucor Corp.	52,840	2,087,180
United States Steel Corp.	45,890	3,561,523

		$7,856,830

Natural Gas - Distribution - 0.7%
Questar Corp.	119,710	$4,898,533

Natural Gas - Pipeline - 1.3%
El Paso Corp.	102,230	$1,304,455
Williams Cos., Inc.	334,370	7,907,851

		$9,212,306

Network & Telecom - 1.4%
Cisco Systems, Inc. (a)	424,430	$9,575,141

Oil Services - 2.2%
Exterran Holdings, Inc. (a)(l)	32,950	$1,053,082
Halliburton Co.	116,820	3,783,800
Helix Energy Solutions Group, Inc. (a)	101,310	2,459,807
National Oilwell Varco, Inc. (a)	106,120	5,330,408
Noble Corp.	60,790	2,668,681

		$15,295,778

Other Banks & Diversified Financials - 0.3%
CapitalSource, Inc., REIT	176,090	$2,165,907

Personal Computers & Peripherals - 1.1%
NetApp, Inc. (a)	246,270	$4,489,502
Western Digital Corp. (a)	135,170	2,881,824

		$7,371,326

Pharmaceuticals - 7.5%
Abbott Laboratories	29,820	$1,717,036
Bristol-Myers Squibb Co.	514,340	10,723,989
Johnson & Johnson	181,400	12,567,392
Merck & Co., Inc.	375,230	11,842,259
Pfizer, Inc.	399,680	7,370,099
Schering-Plough Corp.	159,520	2,946,334
Wyeth	133,730	4,939,986

		$52,107,095

Pollution Control - 0.3%
Allied Waste Industries, Inc. (a)	177,150	$1,968,137

Railroad & Shipping - 1.1%
Union Pacific Corp.	109,210	$7,771,384

Real Estate - 0.3%
Equity Residential, REIT	49,870	$2,214,727

Restaurants - 1.1%
Darden Restaurants, Inc.	263,360	$7,539,997

Specialty Chemicals - 1.5%
Air Products & Chemicals, Inc.	28,960	$1,983,470
Praxair, Inc.	117,690	8,443,081

		$10,426,551

Specialty Stores - 0.9%
Ross Stores, Inc.	56,790	$2,090,440
Staples, Inc.	193,630	4,356,675

		$6,447,115

Telephone Services - 3.2%
AT&T, Inc.	253,260	$7,071,019
Embarq Corp.	138,850	5,630,368
Qwest Communications International, Inc. (l)	741,470	2,394,948
Verizon Communications, Inc.	228,270	7,325,184

		$22,421,519

Tobacco - 2.1%
Altria Group, Inc.	226,590	$4,495,546
Philip Morris International, Inc.	204,910	9,856,171

		$14,351,717

Trucking - 0.5%
J.B. Hunt Transport Services, Inc.	68,520	$2,286,512
United Parcel Service, Inc., “B”	18,830	1,184,219

		$3,470,731

Utilities - Electric Power - 3.1%
American Electric Power Co., Inc.	222,670	$8,245,470
Edison International	176,240	7,031,976
FirstEnergy Corp.	40,590	2,719,124
FPL Group, Inc.	68,340	3,437,502

		$21,434,072

Total Common Stocks		$691,871,536

REPURCHASE AGREEMENTS - 0.8%
Morgan Stanley, 1.5%, dated 9/30/08, due 10/1/08, total to be received $5,582,233 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$5,582,000	$5,582,000

COLLATERAL FOR SECURITIES LOANED - 2.4%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	16,475,897	$16,475,897

Total Investments		$713,929,433

OTHER ASSETS, LESS LIABILITIES - (2.5)%		(17,144,301)

NET ASSETS - 100.0%		$696,785,132

2

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited) - continued

MFS Blended Research Core Equity Portfolio

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

The following abbreviations are used in this report and are defined:

REIT     Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Blended Research Core Equity Portfolio

Supplemental Information (Unaudited) 9/30/08

(1)	Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of September 30, 2008 in valuing the fund’s assets carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$708,347,433	$5,582,000	—	$713,929,433
Other Financial Instruments	—	—	—	—

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$806,177,591

Gross unrealized appreciation	$28,900,092
Gross unrealized depreciation	(121,148,250)

Net unrealized appreciation (depreciation)	$(92,248,158)

The aggregate cost above includes prior fiscal year end tax adjustments.

4

MFS® INVESTMENT MANAGEMENT

MFS® Mid Cap Growth Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/08

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited)

MFS Mid Cap Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 100.4%
Aerospace - 1.2%
Goodrich Corp.	5,690	$236,699
L-3 Communications Holdings, Inc. (l)	3,040	298,893

		$535,592

Airlines - 1.1%
Copa Holdings S.A., “A”	15,350	$498,875

Alcoholic Beverages - 1.3%
Molson Coors Brewing Co.	12,530	$585,778

Apparel Manufacturers - 1.8%
Phillips-Van Heusen Corp. (l)	17,660	$669,491
Quiksilver, Inc. (a)	23,280	133,627

		$803,118

Automotive - 1.4%
Autoliv, Inc.	7,310	$246,713
BorgWarner Transmission Systems, Inc.	5,140	168,438
Goodyear Tire & Rubber Co. (a)	14,710	225,210

		$640,361

Biotechnology - 3.9%
Affymetrix, Inc. (a)	28,000	$216,720
Cubist Pharmaceuticals, Inc. (a)(l)	18,690	415,479
Genzyme Corp. (a)	10,230	827,505
Invitrogen Corp. (a)	8,590	324,702

		$1,784,406

Broadcasting - 0.7%
Grupo Televisa S.A., ADR	14,720	$321,926

Brokerage & Asset Managers - 2.2%
Affiliated Managers Group, Inc. (a)(l)	4,570	$378,625
CME Group, Inc.	590	219,191
Invesco Ltd.	7,130	149,587
TD AMERITRADE Holding Corp. (a)	14,920	241,704

		$989,107

Business Services - 3.6%
Amdocs Ltd. (a)	26,660	$729,951
Satyam Computer Services Ltd., ADR	45,710	738,217
Visa, Inc., “A”	2,580	158,386

		$1,626,554

Cable TV - 0.5%
Dish Network Corp., “A” (a)	10,070	$211,470

Chemicals - 1.7%
Intrepid Potash, Inc. (a)(l)	5,970	$179,936
PPG Industries, Inc. (l)	9,830	573,286

		$753,222

Computer Software - 6.4%
Akamai Technologies, Inc. (a)(l)	30,240	$527,386
MicroStrategy, Inc., “A” (a)	8,310	494,694
Salesforce.com, Inc. (a)(l)	14,250	689,700
Synopsys, Inc. (a)	22,390	446,681
VeriSign, Inc. (a)	28,510	743,541

		$2,902,002

Consumer Goods & Services - 2.5%
DeVry, Inc.	8,740	$432,980
New Oriental Education & Technology Group, Inc., ADR (a)(l)	5,160	331,478
Priceline.com, Inc. (a)	5,560	380,471

		$1,144,929

Electrical Equipment - 2.1%
Baldor Electric Co.	9,920	$285,795
Rockwell Automation, Inc.	8,140	303,948
WESCO International, Inc. (a)	11,800	379,724

		$969,467

Electronics - 6.3%
First Solar, Inc. (a)	1,300	$245,583
Flextronics International Ltd. (a)	123,360	873,389
GT Solar International, Inc. (a)	16,330	177,181
Hittite Microwave Corp. (a)(l)	7,010	235,536
Intersil Corp., “A”	28,270	468,717
Marvell Technology Group Ltd. (a)	17,840	165,912
MEMC Electronic Materials, Inc. (a)	8,190	231,449
National Semiconductor Corp.	28,550	491,346

		$2,889,113

Energy - Independent - 1.0%
Alpha Natural Resources, Inc. (a)	2,700	$138,861
CONSOL Energy, Inc.	3,550	162,910
Tesoro Corp.	10,030	165,395

		$467,166

Energy - Integrated - 1.2%
Marathon Oil Corp.	7,290	$290,652
Murphy Oil Corp.	4,320	277,085

		$567,737

Engineering - Construction - 1.6%
Fluor Corp.	6,260	$348,682
Foster Wheeler Ltd. (a)	10,860	392,155

		$740,837

Food & Beverages - 1.5%
Pepsi Bottling Group, Inc. (l)	23,170	$675,869

Gaming & Lodging - 1.1%
International Game Technology (l)	28,270	$485,679

General Merchandise - 2.7%
Family Dollar Stores, Inc.	30,450	$721,665
Kohl’s Corp. (a)(l)	6,780	312,422
Stage Stores, Inc.	14,770	201,758

		$1,235,845

Health Maintenance Organizations - 3.1%
CIGNA Corp.	24,230	$823,335
Coventry Health Care, Inc. (a)(l)	18,460	600,873

		$1,424,208

Insurance - 2.5%
Aspen Insurance Holdings Ltd. (l)	17,430	$479,325
Genworth Financial, Inc., “A”	21,700	186,837

1

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited) - continued

MFS Mid Cap Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Insurance - continued
Max Capital Group Ltd. (l)	20,300	$471,569

		$1,137,731

Leisure & Toys - 1.6%
Activision Blizzard, Inc. (a)	18,440	$284,529
Electronic Arts, Inc. (a)	12,630	467,184

		$751,713

Machinery & Tools - 5.8%
Bucyrus International, Inc.	3,720	$166,210
Cummins, Inc.	16,110	704,329
Eaton Corp.	13,510	758,992
Kennametal, Inc.	8,220	222,926
Timken Co.	27,460	778,491

		$2,630,948

Medical & Health Technology & Services - 1.8%
Express Scripts, Inc. (a)	4,070	$300,447
Patterson Cos., Inc. (a)	8,280	251,795
Tenet Healthcare Corp. (a)(l)	47,420	263,181

		$815,423

Medical Equipment - 4.1%
Advanced Medical Optics, Inc. (a)(l)	22,240	$395,427
St. Jude Medical, Inc. (a)	13,500	587,115
Zimmer Holdings, Inc. (a)	13,560	875,434

		$1,857,976

Metals & Mining - 1.3%
Cleveland-Cliffs, Inc.	11,430	$605,104

Natural Gas - Distribution - 0.6%
Questar Corp.	6,310	$258,205

Natural Gas - Pipeline - 2.2%
El Paso Corp.	30,510	$389,308
Williams Cos., Inc.	25,080	593,142

		$982,450

Network & Telecom - 0.6%
Juniper Networks, Inc. (a)	13,620	$286,973

Oil Services - 7.4%
Cameron International Corp. (a)	11,920	$459,397
Exterran Holdings, Inc. (a)(l)	12,270	392,149
Helix Energy Solutions Group, Inc. (a)(l)	26,540	644,391
Noble Corp.	21,740	954,386
Pride International, Inc. (a)	10,130	299,949
TETRA Technologies, Inc. (a)	43,220	598,597

		$3,348,869

Other Banks & Diversified Financials - 2.1%
East West Bancorp, Inc. (l)	23,660	$324,142
Northern Trust Corp.	5,970	431,034
Sovereign Bancorp, Inc.	55,190	218,001

		$973,177

Personal Computers & Peripherals - 2.9%
Nuance Communications, Inc. (a)	108,430	$1,321,762

Pharmaceuticals - 5.0%
Allergan, Inc.	23,510	$1,210,765
Endo Pharmaceuticals Holdings, Inc. (a)	13,100	262,000
Sepracor, Inc. (a)	12,220	223,748
United Therapeutics Corp. (a)	5,340	561,608

		$2,258,121

Railroad & Shipping - 1.0%
Kirby Corp. (a)	11,710	$444,277

Real Estate - 1.1%
Kilroy Realty Corp., REIT	5,810	$277,660
Mack-Cali Realty Corp., REIT	6,460	218,800

		$496,460

Restaurants - 1.7%
Red Robin Gourmet Burgers, Inc. (a)(l)	10,370	$277,916
YUM! Brands, Inc.	15,180	495,020

		$772,936

Specialty Chemicals - 1.1%
Airgas, Inc.	9,740	$483,591

Specialty Stores - 4.7%
Advance Auto Parts, Inc.	7,820	$310,141
AnnTaylor Stores Corp. (a)	21,250	438,600
Ethan Allen Interiors, Inc.	10,360	290,287
O’Reilly Automotive, Inc. (a)	9,380	251,103
Pier 1 Imports, Inc. (a)(l)	74,070	305,909
Ross Stores, Inc.	4,210	154,970
Tiffany & Co. (l)	11,220	398,534

		$2,149,544

Telephone Services - 0.8%
Embarq Corp.	9,320	$377,926

Tobacco - 2.3%
Lorillard, Inc.	14,940	$1,062,981

Utilities - Electric Power - 0.9%
NRG Energy, Inc. (a)(l)	15,900	$393,525

Total Common Stocks		$45,662,953

REPURCHASE AGREEMENTS - 0.1%
Morgan Stanley, 1.5%, dated 9/30/08, due 10/01/08, total to be received $51,002 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$51,000	$51,000

COLLATERAL FOR SECURITIES LOANED - 8.7%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	3,955,547	$3,955,547

Total Investments		$49,669,500

OTHER ASSETS, LESS LIABILITIES - (9.2)%		(4,197,068)

NET ASSETS - 100.0%		$45,472,432

2

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited) - continued

MFS Mid Cap Growth Portfolio

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Mid Cap Growth Portfolio

Supplemental Information (Unaudited) 9/30/08

(1)	Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of September 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$49,618,500	$51,000	$—	$49,669,500
Other Financial Instruments	$—	$—	$—	$—

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$61,602,313

Gross unrealized appreciation	$1,182,249
Gross unrealized depreciation	(13,115,062)

Net unrealized appreciation (depreciation)	$(11,932,813)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3)	Securities Lending Collateral

At September 30, 2008, the value of securities loaned was $4,150,278. These loans were collateralized by cash of $3,955,547 and U.S. Treasury obligations of $61,391.

4

MFS INVESTMENT MANAGEMENT

MFS® Mid Cap Value Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/08

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited)

MFS Mid Cap Value Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.6%
Apparel Manufacturers - 0.2%
Coach, Inc. (a)	1,220	$30,549

Automotive - 1.2%
Autoliv, Inc.	3,830	$129,263
Goodyear Tire & Rubber Co. (a)	2,790	42,715

		$171,978

Biotechnology - 0.8%
Invitrogen Corp. (a)	3,240	$122,472

Brokerage & Asset Managers - 1.6%
Invesco Ltd.	7,300	$153,154
TD AMERITRADE Holding Corp. (a)	5,110	82,782

		$235,936

Business Services - 1.9%
Fidelity National Information Services, Inc.	3,960	$73,102
Lender Processing Services, Inc.	1,990	60,735
Western Union Co.	6,070	149,747

		$283,584

Cable TV - 0.7%
Liberty Global, Inc., “A” (a)	3,270	$99,081

Chemicals - 2.3%
PPG Industries, Inc.	5,900	$344,088

Computer Software - 1.0%
Parametric Technology Corp. (a)	8,310	$152,904

Computer Software - Systems - 0.2%
Computer Sciences Corp. (a)	850	$34,162

Construction - 3.9%
Masco Corp.	8,320	$149,261
NVR, Inc. (a)	610	348,920
Sherwin-Williams Co.	1,280	73,165

		$571,346

Consumer Goods & Services - 0.5%
Priceline.com, Inc. (a)	1,070	$73,220

Electrical Equipment - 2.5%
Anixter International, Inc. (a)	1,350	$80,339
WESCO International, Inc. (a)	9,050	291,229

		$371,568

Electronics - 1.8%
Intersil Corp., “A”	9,380	$155,520
National Semiconductor Corp.	3,690	63,505
SanDisk Corp. (a)	2,470	48,289

		$267,314

Energy - Independent - 0.5%
Stone Energy Corp. (a)	940	$39,790
W&T Offshore, Inc.	1,290	35,204

		$74,994

Energy - Integrated - 0.5%
Hess Corp.	860	$70,589

Engineering - Construction - 0.3%
Foster Wheeler Ltd. (a)	1,260	$45,499

Entertainment - 0.4%
Regal Entertainment Group, “A”	3,310	$52,232

Food & Beverages - 2.7%
Coca-Cola Enterprises, Inc.	1,690	$28,341
J.M. Smucker Co.	650	32,949
Pepsi Bottling Group, Inc.	11,610	338,664

		$399,954

Furniture & Appliances - 0.5%
Tupperware Brands Corp.	2,610	$72,114

Gaming & Lodging - 1.4%
Royal Caribbean Cruises Ltd.	9,740	$202,105

General Merchandise - 2.8%
Family Dollar Stores, Inc.	11,360	$269,232
Macy’s, Inc.	7,820	140,604

		$409,836

Health Maintenance Organizations - 0.9%
CIGNA Corp.	4,090	$138,978

Insurance - 10.2%
Allied World Assurance Co. Holdings Ltd.	5,510	$195,715
Aspen Insurance Holdings Ltd.	13,040	358,600
Employers Holdings, Inc.	1,040	18,075
Endurance Specialty Holdings Ltd.	8,610	266,221
Genworth Financial, Inc., “A”	25,170	216,714
IPC Holdings Ltd.	1,580	47,732
Max Capital Group Ltd.	3,360	78,053
PartnerRe Ltd.	1,640	111,668
Protective Life Corp.	3,320	94,653
RenaissanceRe Holdings Ltd.	970	50,440
W.R. Berkley Corp.	2,270	53,459

		$1,491,330

Leisure & Toys - 1.3%
Hasbro, Inc.	3,760	$130,547
Scientific Games Corp. (a)	2,330	53,637

		$184,184

Machinery & Tools - 5.6%
Eaton Corp.	5,560	$312,361
Kennametal, Inc.	3,510	95,191
Timken Co.	12,630	358,061
Trinity Industries, Inc.	2,150	55,320

		$820,933

Major Banks - 0.5%
PNC Financial Services Group, Inc.	1,000	$74,700

Medical & Health Technology & Services - 4.4%
AmerisourceBergen Corp.	2,990	$112,574
HealthSouth Corp. (a)	1,900	35,017

1

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited) - continued

MFS Mid Cap Value Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Medical & Health Technology & Services - continued
LifePoint Hospitals, Inc. (a)	1,250	$40,175
Lincare Holdings, Inc. (a)	3,570	107,421
Omnicare, Inc.	12,350	355,310

		$650,497

Medical Equipment - 1.4%
Cooper Cos., Inc.	4,490	$156,072
Hill-Rom Holdings, Inc.	1,560	47,284

		$203,356

Metals & Mining - 1.0%
Allegheny Technologies, Inc.	1,670	$49,349
Reliance Steel & Aluminum Co.	370	14,049
United States Steel Corp.	1,040	80,714

		$144,112

Natural Gas - Distribution - 3.1%
Energen Corp.	1,140	$51,619
Questar Corp.	6,660	272,527
Sempra Energy	2,620	132,231

		$456,377

Natural Gas - Pipeline - 3.8%
El Paso Corp.	24,930	$318,107
Williams Cos., Inc.	10,010	236,737

		$554,844

Network & Telecom - 1.5%
QLogic Corp. (a)	13,890	$213,350

Oil Services - 1.1%
Helix Energy Solutions Group, Inc. (a)	3,590	$87,165
Patterson-UTI Energy, Inc.	3,780	75,676

		$162,841

Other Banks & Diversified Financials - 6.4%
American Capital Ltd.	2,480	$63,265
East West Bancorp, Inc.	13,370	183,169
Hertz Global Holdings, Inc. (a)	2,780	21,045
New York Community Bancorp, Inc.	5,960	100,068
Northern Trust Corp.	1,390	100,358
Sovereign Bancorp, Inc.	30,200	119,290
TCF Financial Corp.	19,210	345,780

		$932,975

Personal Computers & Peripherals - 1.8%
NetApp, Inc. (a)	1,610	$29,350
Western Digital Corp. (a)	11,110	236,865

		$266,215

Pharmaceuticals - 0.3%
Medicis Pharmaceutical Corp., “A”	2,890	$43,090

Pollution Control - 0.8%
Allied Waste Industries, Inc. (a)	10,390	$115,433

Real Estate - 7.8%
Apartment Investment &
Management, “A”, REIT	6,580	$230,432
BRE Properties, Inc., REIT	2,150	105,350
Equity Residential, REIT	7,550	335,296
Host Hotels & Resorts, Inc., REIT	11,470	152,436
Kilroy Realty Corp., REIT	2,160	103,226
Mack-Cali Realty Corp., REIT	5,180	175,447
Taubman Centers, Inc., REIT	730	36,500

		$1,138,687

Restaurants - 2.0%
Darden Restaurants, Inc.	10,010	$286,586

Specialty Chemicals - 1.5%
Air Products & Chemicals, Inc.	1,290	$88,352
Airgas, Inc.	2,650	131,573

		$219,925

Specialty Stores - 1.7%
Advance Auto Parts, Inc.	5,650	$224,079
AnnTaylor Stores Corp. (a)	1,590	32,818

		$256,897

Telephone Services - 4.2%
Embarq Corp.	7,660	$310,613
Qwest Communications International, Inc.	36,250	117,088
Virgin Media, Inc.	24,160	190,864

		$618,565

Tobacco - 2.4%
Lorillard, Inc.	4,900	$348,635

Utilities - Electric Power - 7.2%
American Electric Power Co., Inc.	1,740	$64,432
CMS Energy Corp.	2,230	27,808
DPL, Inc.	1,970	48,856
Edison International	950	37,905
NRG Energy, Inc. (a)	9,340	231,165
Pepco Holdings, Inc.	13,450	308,132
PG&E Corp.	9,020	337,799

		$1,056,097

Total Common Stocks		$14,464,132

REPURCHASE AGREEMENTS - 0.4%
Morgan Stanley, 1.50%, dated 9/30/08, due 10/01/08, total to be received $58,002 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	58,000	$58,000

Total Investments		$14,522,132

OTHER ASSETS, LESS LIABILITIES - 1.0%		142,268

NET ASSETS - 100.0%		$14,664,400

(a)	Non-income producing security.

The following abbreviations are used in this report and are defined:

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Mid Cap Value Portfolio

Supplemental Information (Unaudited) 9/30/08

(1)	Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of September 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$14,464,132	$58,000	$—	$14,522,132
Other Financial Instruments	$—	$—	$—	$—

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$17,326,469

Gross unrealized appreciation	$558,769
Gross unrealized depreciation	(3,363,106)

Net unrealized appreciation (depreciation)	$(2,804,337)

The aggregate cost above includes prior fiscal year end tax adjustments.

3

MFS® Money Market Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/08

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited)

MFS Money Market Portfolio

Issuer	Shares/Par	Value ($)
COMMERCIAL PAPER (y) - 61.0%
Automotive - 4.0%
Toyota Motor Credit Corp., 5%, due 10/01/08	$15,339,000	$15,339,000
Toyota Motor Credit Corp., 2.62%, due 12/15/08	8,048,000	8,004,071

		$23,343,071

Brokerage & Asset Managers - 7.8%
Goldman Sachs Group, Inc., 2.28%, due 10/14/08	$15,000,000	$14,987,650
Goldman Sachs Group, Inc., 2.65%, due 3/02/09	7,800,000	7,712,727
Merrill Lynch & Co., Inc., 3.15%, due 12/22/08	23,284,000	23,116,937

		$45,817,314

Computer Software - 4.0%
Microsoft Corp., 1.5%, due 10/02/08 (t)	$23,150,000	$23,149,036

Electrical Equipment - 4.0%
General Electric Co., 2%, due 10/01/08	$23,341,000	$23,341,000

Financial Institutions - 4.6%
American General Finance Corp., 2.74%, due 10/28/08	$3,920,000	$3,911,944
Swedbank AB, 2.905%, due 10/15/08	7,500,000	7,491,527
Swedbank AB, 2.93%, due 11/03/08	15,500,000	15,458,370

		$26,861,841

Food & Beverages - 2.4%
Cargill, Inc., 2.4%, due 11/07/08 (t)	$4,000,000	$3,990,133
Hershey Foods Corp., 2.16%, due 11/06/08 (t)	10,000,000	9,978,400

		$13,968,533

Insurance - 0.7%
Genworth Financial, Inc., 2.4%, due 10/16/08 (t)	$4,000,000	$3,996,000

Major Banks - 24.5%
Abbey National North America LLC, 2.53%, due 10/03/08	$10,554,000	$10,552,517
Abbey National North America LLC, 2.81%, due 11/10/08	10,010,000	9,978,747
ABN-AMRO North America Finance, Inc., 2.99%, due 3/12/09	19,860,000	19,592,784
ABN-AMRO North America Finance, Inc., 3%, due 3/05/09	3,200,000	3,158,667
Bank of America Corp., 2.66%, due 11/03/08	23,143,000	23,086,570
BNP Paribas Finance, Inc., 2.485%, due 10/14/08	9,007,000	8,998,917
JPMorgan Chase & Co., 2.52%, due 10/06/08	5,843,000	5,840,955
JPMorgan Chase & Co., 2.64%, due 10/20/08	17,170,000	17,146,076
Natexis Banques Populaires US Financial Co. LLC, 2.755%, due 11/05/08	22,400,000	22,340,002
Wells Fargo & Co., 2.35%, due 11/21/08	22,899,000	22,822,765

		$143,518,000

Network & Telecom - 3.9%
AT&T, Inc., 2.23%, due 10/20/08 (t)	$23,081,000	$23,053,835

Other Banks & Diversified Financials - 5.1%
Citigroup Funding, Inc., 3.1%, due 2/24/09	$7,338,000	$7,245,745
UBS Finance Delaware LLC, 2.82%, due 11/25/08	4,268,000	4,249,612
UBS Finance Delaware LLC, 3.02%, due 10/23/08	18,590,000	18,555,691

		$30,051,048

Total Commercial Paper, at Amortized Cost and Value		$357,099,678

U.S. GOVERNMENT AGENCIES (y) - 16.3%
Fannie Mae, 2.38%, due 11/10/08	$22,100,000	$22,041,558
Farmer Mac, 1.5%, due 10/14/08	9,949,000	9,943,611
Federal Home Loan Bank, 0.1%, due 10/01/08	63,332,000	63,332,000

Total U.S. Government Agencies, at Amortized Cost and Value		$95,317,169

CERTIFICATES OF DEPOSIT - 5.8%
Major Banks - 2.1%
BNP Paribas, NY, 3.08%, due 2/26/09	$12,000,000	$12,000,000

Other Banks & Diversified Financials - 3.7%
DEPFA Bank PLC, NY, 3.09%, due 1/06/09	$7,214,000	$7,214,000
DEPFA Bank PLC, NY, 3.15%, due 12/29/08	14,430,000	14,430,000

		$21,644,000

Total Certificates of Deposit, at Amortized Cost and Value		$33,644,000

REPURCHASE AGREEMENTS - 16.6%
Merrill Lynch & Co., 0.15%, dated 9/30/08, due 10/01/08, total to be received $38,795,162 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$38,795,000	$38,795,000
Morgan Stanley, 1.5%, dated 9/30/08, due 10/1/08, total to be received $58,353,431 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	58,351,000	58,351,000

Total Repurchase Agreements, at Cost		$97,146,000

Total Investments, at Amortized Cost and Value		$583,206,847

OTHER ASSETS, LESS LIABILITIES - 0.3%		1,784,873

NET ASSETS - 100.0%		$584,991,720

1

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited) - continued

MFS Money Market Portfolio

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.

(y)	The rate shown represents an annualized yield at time of purchase.

The tax cost of investments for federal income tax purposes is $583,206,847.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Money Market Portfolio

Supplemental Information (Unaudited) 9/30/08

(1)	Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of September 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$583,206,847	$—	$583,206,847
Other Financial Instruments	$—	$—	$—	$—

3

MFS INVESTMENT MANAGEMENT

MFS® New Discovery Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/08

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited)

MFS New Discovery Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.4%
Airlines - 1.3%
Allegiant Travel Co. (a)	78,570	$2,775,092

Apparel Manufacturers - 0.6%
Quiksilver, Inc. (a)	222,760	$1,278,642

Biotechnology - 1.5%
Affymetrix, Inc. (a)	356,760	$2,761,322
Nanosphere, Inc. (a)	71,630	611,004

		$3,372,326

Brokerage & Asset Managers - 0.7%
KBW, Inc. (a)(l)	26,630	$877,192
Thomas Weisel Partners Group (a)(l)	69,890	589,173

		$1,466,365

Business Services - 2.8%
ATA, Inc., ADR (a)(l)	67,710	$618,869
Concur Technologies, Inc. (a)	40,610	1,553,739
Constant Contact, Inc. (a)(l)	63,980	1,092,139
Corporate Executive Board Co.	91,350	2,854,688

		$6,119,435

Chemicals - 0.7%
Nalco Holding Co.	81,260	$1,506,560

Computer Software - 2.2%
ANSYS, Inc. (a)	26,150	$990,301
CommVault Systems, Inc. (a)	111,240	1,340,442
Guidance Software, Inc. (a)(l)	120,960	567,302
SPSS, Inc. (a)	62,770	1,842,927

		$4,740,972

Computer Software - Systems - 1.0%
Deltek, Inc. (a)(l)	93,370	$567,690
PROS Holdings, Inc. (a)	167,050	1,568,600

		$2,136,290

Construction - 3.0%
Lennar Corp., “A” (l)	265,970	$4,040,084
Pulte Homes, Inc.	142,000	1,983,740
Urbi Desarrollos Urbanos S.A. de C.V. (a)	186,290	450,033

		$6,473,857

Consumer Goods & Services - 5.4%
Capella Education Co. (a)	87,530	$3,751,536
Central Garden & Pet Co., “A” (a)(l)	308,300	1,834,385
New Oriental Education & Technology Group, Inc., ADR (a)	52,350	3,362,964
Sotheby’s	55,400	1,080,430
Strayer Education, Inc.	8,250	1,652,145

		$11,681,460

Electrical Equipment - 1.8%
Baldor Electric Co.	78,120	$2,250,637
Itron, Inc. (a)	18,190	1,610,361

		$3,860,998

Electronics - 6.5%
ARM Holdings PLC	2,138,210	$3,640,888
Atheros Communications, Inc. (a)	46,700	1,101,186
Hittite Microwave Corp. (a)	129,210	4,341,456
Intersil Corp., “A”	96,900	1,606,602
Mellanox Technologies Ltd. (a)	138,350	1,429,156
Monolithic Power Systems, Inc. (a)	45,640	792,767
Silicon Laboratories, Inc. (a)	35,000	1,074,500

		$13,986,555

Energy - Independent - 0.9%
EXCO Resources, Inc. (a)	119,150	$1,944,528

Engineering - Construction - 6.0%
Foster Wheeler Ltd. (a)	54,960	$1,984,606
KHD Humboldt Wedag International Ltd. (a)	87,210	1,672,688
North American Energy Partners, Inc. (a)	263,370	2,731,147
Quanta Services, Inc. (a)	139,554	3,769,354
Team, Inc. (a)	75,440	2,724,893

		$12,882,688

Entertainment - 0.5%
TiVo, Inc. (a)	139,190	$1,018,871

Forest & Paper Products - 1.8%
Louisiana-Pacific Corp. (l)	110,010	$1,023,093
Universal Forest Products, Inc. (l)	81,310	2,838,532

		$3,861,625

Gaming & Lodging - 2.8%
International Game Technology	126,480	$2,172,926
Morgans Hotel Group Co. (a)(l)	112,820	1,230,866
Pinnacle Entertainment, Inc. (a)(l)	192,230	1,453,259
WMS Industries, Inc. (a)	38,835	1,187,186

		$6,044,237

General Merchandise - 1.0%
99 Cents Only Stores (a)(l)	197,150	$2,162,736

Health Maintenance Organizations - 0.9%
Ehealth, Inc. (a)(l)	120,580	$1,929,280

Internet - 3.6%
Dealertrack Holdings, Inc. (a)(l)	162,040	$2,728,754
Omniture, Inc. (a)(l)	141,080	2,590,229
TechTarget, Inc. (a)	362,720	2,539,040

		$7,858,023

Leisure & Toys - 0.9%
THQ, Inc. (a)	166,169	$2,000,675

Machinery & Tools - 3.6%
Bucyrus International, Inc.	24,960	$1,115,213
Colfax Corp. (a)(l)	78,650	1,314,242
Polypore International, Inc. (a)(l)	172,510	3,710,690
Ritchie Bros. Auctioneers, Inc.	67,960	1,587,546

		$7,727,691

Medical & Health Technology & Services - 8.4%
Athena Health, Inc. (a)	22,200	$738,594
Genoptix, Inc. (a)	18,660	609,622
Healthcare Services Group, Inc. (l)	125,685	2,298,779

1

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited) - continued

MFS New Discovery Portfolio

Issuer			Shares/Par	Value ($)
COMMON STOCKS - continued
Medical & Health Technology & Services - continued
IDEXX Laboratories, Inc. (a)			106,456	$5,833,789
IPC The Hospitalist Co., Inc. (a)			42,090	1,081,713
Medassets, Inc. (a)			121,160	2,083,952
MWI Veterinary Supply, Inc. (a)			139,970	5,499,421

				$18,145,870

Medical Equipment - 12.2%
ABIOMED, Inc. (a)(l)			189,200	$3,358,300
Advanced Medical Optics, Inc. (a)			99,750	1,773,555
Align Technology, Inc. (a)(l)			237,330	2,570,284
AngioDynamics, Inc. (a)			56,780	897,124
AtriCure, Inc. (a)			91,580	917,632
Conceptus, Inc. (a)(l)			193,660	3,210,883
Cooper Cos., Inc.			64,000	2,224,640
Dexcom, Inc. (a)(l)			128,980	798,386
Immucor, Inc. (a)			50,490	1,613,660
Insulet Corp. (a)(l)			95,870	1,334,510
Mindray Medical International Ltd., ADR			72,860	2,457,568
NxStage Medical, Inc. (a)(l)			355,500	1,500,210
ResMed, Inc. (a)			57,010	2,451,430
Thoratec Corp. (a)(l)			51,870	1,361,588

				$26,469,770

Metals & Mining - 1.2%
Century Aluminum Co. (a)			91,640	$2,537,512

Network & Telecom - 3.0%
Cavium Networks, Inc. (a)(l)			65,760	$925,901
NICE Systems Ltd., ADR (a)			137,860	3,755,306
Polycom, Inc. (a)			77,820	1,799,977

				$6,481,184

Oil Services - 8.1%
Cal Dive International, Inc. (a)			108,110	$1,145,966
Dresser-Rand Group, Inc. (a)			93,310	2,936,466
Dril-Quip, Inc. (a)			21,540	934,621
Exterran Holdings, Inc. (a)			86,020	2,749,199
FMC Technologies, Inc. (a)			31,170	1,450,964
Helix Energy Solutions Group, Inc. (a)			150,890	3,663,609
Nabors Industries Ltd. (a)			44,370	1,105,700
Natural Gas Services Group, Inc. (a)			41,520	725,354
Oceaneering International, Inc. (a)			52,600	2,804,632

				$17,516,511

Other Banks & Diversified Financials - 0.7%
Signature Bank (a)			33,520	$1,169,178
Sovereign Bancorp, Inc.			78,010	308,140

				$1,477,318

Personal Computers & Peripherals - 1.4%
Nuance Communications, Inc. (a)			251,225	$3,062,433

Pharmaceuticals - 1.0%
Cadence Pharmaceuticals, Inc. (a)(l)			85,960	$763,325
Genomma Lab Internacional S.A., “B” (a)			497,200	636,474
Inspire Pharmaceuticals, Inc. (a)(l)			113,280	404,410
Synta Pharmaceuticals Corp. (a)(l)			56,290	428,930

				$2,233,139

Printing & Publishing - 1.5%
InnerWorkings, Inc. (a)(l)			146,010	$1,619,251
MSCI, Inc., “A” (a)			68,810	1,651,440

				$3,270,691

Restaurants - 3.5%
McCormick & Schmick’s Seafood
Restaurant, Inc. (a)			293,680	$2,860,443
Red Robin Gourmet Burgers, Inc. (a)(l)			108,250	2,901,100
Texas Roadhouse, Inc., “A” (a)(l)			195,530	1,757,815

				$7,519,358

Special Products & Services - 1.1%
Heckmann Corp. (a)(l)			278,060	$2,293,995

Specialty Stores - 5.7%
AnnTaylor Stores Corp. (a)			94,990	$1,960,594
Citi Trends, Inc. (a)			129,550	2,110,370
Ctrip.com International Ltd., ADR			47,590	1,837,450
Dick’s Sporting Goods, Inc. (a)			54,180	1,060,844
Lumber Liquidators, Inc. (a)(l)			169,740	2,131,934
Monro Muffler Brake, Inc.			51,655	1,191,156
Zumiez, Inc. (a)(l)			127,540	2,101,859

				$12,394,207

Trucking - 2.1%
J.B. Hunt Transport Services, Inc.			69,200	$2,309,204
Old Dominion Freight Lines, Inc. (a)			78,250	2,217,605

				$4,526,809

Total Common Stocks				$214,757,703

Issuer	Strike Price	First Exercise
WARRANTS - 0.0%
Alcoholic Beverages - 0.0%
Castle Brands, Inc. (1 share for 1 warrant) (a)(z)	$6.57	5/08/07	50,440	$7,377

Issuer			Shares/Par
COLLATERAL FOR SECURITIES LOANED - 10.5%
Navigator Securities Lending Prime
Portfolio, at Net Asset Value			22,796,950	$22,796,950

Total Investments				$237,562,030

OTHER ASSETS, LESS LIABILITIES - (9.9)%				(21,480,330)

NET ASSETS - 100.0%				$216,081,700

2

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited) - continued

MFS New Discovery Portfolio

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Security	Acquisition Date	Cost	Current Market Value
Castle Brands, Inc. (Warrants)	4/18/07	$70,840	$7,377
% of Net Assets			0.0%

The following abbreviations are used in this report and are defined:

ADR    American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS New Discovery Portfolio

Supplemental Information (Unaudited) 9/30/08

(1)	Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of September 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$233,913,765	$3,648,265	$—	$237,562,030
Other Financial Instruments	$—	$—	$—	$—

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$268,767,072

Gross unrealized appreciation	$8,985,644
Gross unrealized depreciation	(40,190,686)

Net unrealized appreciation (depreciation)	$(31,205,042)

The aggregate cost above includes prior fiscal year end tax adjustments.

4

MFS INVESTMENT MANAGEMENT

MFS® Research Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/08

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited)

MFS Research Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.7%
Aerospace - 1.8%
Lockheed Martin Corp.	22,840	$2,504,864
United Technologies Corp.	19,980	1,199,998

		$3,704,862

Alcoholic Beverages - 0.4%
Molson Coors Brewing Co.	19,050	$890,587

Apparel Manufacturers - 1.6%
Li & Fung Ltd.	112,000	$273,534
NIKE, Inc., “B”	44,430	2,972,366

		$3,245,900

Automotive - 1.1%
Johnson Controls, Inc.	74,910	$2,272,020

Biotechnology - 1.6%
Genzyme Corp. (a)	30,440	$2,462,292
Gilead Sciences, Inc. (a)	19,420	885,164

		$3,347,456

Broadcasting - 1.8%
Grupo Televisa S.A., ADR	37,510	$820,343
Omnicom Group, Inc.	49,320	1,901,778
Walt Disney Co.	36,760	1,128,163

		$3,850,284

Brokerage & Asset Managers - 2.0%
Affiliated Managers Group, Inc. (a)	16,170	$1,339,685
Deutsche Boerse AG	7,930	722,955
Goldman Sachs Group, Inc.	6,150	787,200
Invesco Ltd.	66,810	1,401,674

		$4,251,514

Business Services - 1.0%
Satyam Computer Services Ltd., ADR	44,200	$713,830
Western Union Co.	52,900	1,305,043

		$2,018,873

Cable TV - 0.7%
DIRECTV Group, Inc. (a)	30,850	$807,345
Time Warner Cable, Inc., “A” (a)(l)	26,620	644,204

		$1,451,549

Chemicals - 1.7%
3M Co.	14,900	$1,017,819
PPG Industries, Inc.	43,510	2,537,503

		$3,555,322

Computer Software - 2.9%
MicroStrategy, Inc., “A” (a)	10,860	$646,496
Oracle Corp. (a)	154,320	3,134,239
VeriSign, Inc. (a)	88,890	2,318,251

		$6,098,986

Computer Software - Systems - 4.6%
Apple, Inc. (a)	23,520	$2,673,283
Hewlett-Packard Co.	71,800	3,320,032
International Business Machines Corp.	31,190	3,647,982

		$9,641,297

Conglomerates - 1.3%
Siemens AG	29,900	$2,806,247

Construction - 1.8%
Pulte Homes, Inc. (l)	121,090	$1,691,627
Stanley Works	46,850	1,955,519

		$3,647,146

Consumer Goods & Services - 2.2%
ITT Educational Services, Inc. (a)(l)	12,030	$973,347
Procter & Gamble Co.	51,300	3,575,097

		$4,548,444

Electrical Equipment - 2.2%
Danaher Corp.	66,720	$4,630,368

Electronics - 3.7%
ASML Holding N.V.	29,760	$524,074
Flextronics International Ltd. (a)	223,250	1,580,610
GT Solar International, Inc. (a)	71,520	775,992
Intel Corp.	155,540	2,913,264
SanDisk Corp. (a)(l)	101,850	1,991,168

		$7,785,108

Energy - Independent - 2.7%
Apache Corp.	12,040	$1,255,531
Devon Energy Corp.	15,990	1,458,288
EOG Resources, Inc.	12,850	1,149,561
Ultra Petroleum Corp. (a)	11,740	649,692
XTO Energy, Inc.	24,000	1,116,480

		$5,629,552

Energy - Integrated - 5.9%
Chevron Corp.	56,460	$4,656,821
Exxon Mobil Corp.	50,080	3,889,213
Hess Corp.	18,930	1,553,774
Marathon Oil Corp.	28,560	1,138,687
Royal Dutch Shell PLC, ADR	18,890	1,114,699

		$12,353,194

Engineering - Construction - 1.0%
Fluor Corp.	36,890	$2,054,773

Food & Beverages - 5.2%
Coca-Cola Co.	72,440	$3,830,627
Nestle S.A.	33,374	1,443,494
PepsiCo, Inc.	77,960	5,556,209

		$10,830,330

Food & Drug Stores - 1.4%
CVS Caremark Corp.	89,370	$3,008,194

General Merchandise - 2.6%
Family Dollar Stores, Inc. (l)	48,580	$1,151,346
Kohl’s Corp. (a)	22,170	1,021,594
Wal-Mart Stores, Inc.	55,690	3,335,274

		$5,508,214

Health Maintenance Organizations - 1.8%
CIGNA Corp.	64,630	$2,196,127

1

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited) - continued

MFS Research Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Health Maintenance Organizations - continued
WellPoint, Inc. (a)	32,000	$1,496,640

		$3,692,767

Insurance - 4.5%
ACE Ltd.	24,420	$1,321,855
Chubb Corp.	37,140	2,038,986
MetLife, Inc.	70,810	3,965,360
Prudential Financial, Inc.	29,650	2,134,800

		$9,461,001

Internet - 1.4%
Google, Inc., “A” (a)	7,340	$2,939,817

Machinery & Tools - 0.3%
GEA Group AG	36,390	$709,249

Major Banks - 10.6%
Bank of America Corp.	136,520	$4,778,200
Bank of New York Mellon Corp.	72,256	2,354,100
JPMorgan Chase & Co.	158,190	7,387,473
State Street Corp.	62,680	3,565,238
Wells Fargo & Co.	107,280	4,026,218

		$22,111,229

Medical & Health Technology & Services - 1.6%
DaVita, Inc. (a)	18,510	$1,055,255
Patterson Cos., Inc. (a)	27,840	846,614
VCA Antech, Inc. (a)	49,750	1,466,133

		$3,368,002

Medical Equipment - 2.3%
Covidien Ltd.	31,900	$1,714,944
Zimmer Holdings, Inc. (a)	49,180	3,175,061

		$4,890,005

Metals & Mining - 0.6%
Cameco Corp.	22,150	$494,167
Century Aluminum Co. (a)	24,140	668,437

		$1,162,604

Natural Gas - Distribution - 0.7%
Equitable Resources, Inc.	16,970	$622,460
Sempra Energy	14,480	730,806

		$1,353,266

Natural Gas - Pipeline - 1.0%
Williams Cos., Inc.	84,340	$1,994,641

Network & Telecom - 1.3%
Nokia Corp., ADR	90,410	$1,686,147
Research in Motion Ltd. (a)	15,557	1,062,543

		$2,748,690

Oil Services - 3.5%
Halliburton Co.	48,530	$1,571,887
National Oilwell Varco, Inc. (a)	23,020	1,156,295
Noble Corp.	46,850	2,056,715
Schlumberger Ltd.	31,410	2,452,807

		$7,237,704

Pharmaceuticals - 5.3%
Merck & Co., Inc.	183,530	$5,792,207
Schering-Plough Corp.	188,500	3,481,595
Wyeth	50,420	1,862,515

		$11,136,317

Precious Metals & Minerals - 0.5%
Teck Cominco Ltd., “B”	40,060	$1,137,527

Specialty Chemicals - 0.8%
Linde AG	6,800	$729,238
Praxair, Inc.	13,620	977,099

		$1,706,337

Specialty Stores - 2.8%
AnnTaylor Stores Corp. (a)	25,870	$533,957
Dick’s Sporting Goods, Inc. (a)(l)	58,520	1,145,822
Nordstrom, Inc. (l)	65,920	1,899,814
O’Reilly Automotive, Inc. (a)	43,700	1,169,849
Tiffany & Co.	30,130	1,070,218

		$5,819,660

Telecommunications - Wireless - 0.7%
Rogers Communications, Inc., “B”	45,930	$1,523,175

Telephone Services - 2.3%
AT&T, Inc.	134,870	$3,765,570
Verizon Communications, Inc.	33,050	1,060,575

		$4,826,145

Tobacco - 2.4%
Lorillard, Inc.	17,430	$1,240,145
Philip Morris International, Inc.	76,670	3,687,827

		$4,927,972

Trucking - 1.1%
FedEx Corp.	28,390	$2,243,946

Utilities - Electric Power - 3.0%
Dominion Resources, Inc.	30,420	$1,301,368
FirstEnergy Corp.	18,660	1,250,033
NRG Energy, Inc. (a)(l)	62,200	1,539,450
PG&E Corp.	18,250	683,463
PPL Corp.	37,640	1,393,433

		$6,167,747

Total Common Stocks		$208,288,021

PUT OPTIONS PURCHASED - 0.1%
Adobe Systems, Inc. - January 2009 @ $42.5 (a)	206	$105,060
Costco Wholesale Corp. - January 2009 @ $65 (a)	248	133,920

Total Put Options Purchased - 0.1%		238,980

COLLATERAL FOR SECURITIES LOANED - 2.1%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	4,230,511	$4,230,511

Total Investments		$212,757,512

OTHER ASSETS, LESS LIABILITIES - (1.9)%		(3,876,124)

NET ASSETS - 100.0%		$208,881,388

2

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited) - continued

MFS Research Portfolio

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

The following abbreviations are used in this report and are defined:

ADR    American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Research Portfolio

Supplemental Information (Unaudited) 9/30/08

(1)	Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of September 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$206,072,795	$6,684,717	$—	$212,757,512
Other Financial Instruments	$—	$—	$—	$—

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$243,054,186

Gross unrealized appreciation	$6,314,787
Gross unrealized depreciation	(36,611,461)

Net unrealized appreciation (depreciation)	$(30,296,674)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3)	Securities Lending Collateral

At September 30, 2008, the value of securities loaned was $4,970,543. These loans were collateralized by cash of $4,230,511 and U.S. Treasury obligations of $815,741.

4

MFS® Research International Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/08

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited)

MFS Research International Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.6%
Airlines - 0.5%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	301,100	$453,997
Grupo Aeroportuario del Pacifico S.A. de C.V., ADR	21,310	544,684

		$998,681

Alcoholic Beverages - 1.4%
Diageo PLC	61,890	$1,047,674
Heineken N.V.	43,510	1,753,348

		$2,801,022

Apparel Manufacturers - 2.2%
Billabong International Ltd. (l)	80,252	$877,899
Li & Fung Ltd.	156,000	380,994
LVMH Moet Hennessy Louis Vuitton S.A. (l)	37,100	3,275,823

		$4,534,716

Automotive - 1.4%
Bridgestone Corp. (l)	85,500	$1,603,403
Compagnie Generale des Etablissements Michelin	17,770	1,165,878

		$2,769,281

Biotechnology - 0.6%
Actelion Ltd. (a)(l)	24,997	$1,278,066

Broadcasting - 2.9%
Grupo Televisa S.A., ADR	117,790	$2,576,067
WPP Group PLC	419,180	3,401,840

		$5,977,907

Brokerage & Asset Managers - 2.0%
Daiwa Securities Group, Inc.	378,000	$2,708,764
Julius Baer Holding Ltd.	26,872	1,321,163

		$4,029,927

Business Services - 2.1%
Bunzl PLC	98,570	$1,153,431
Mitsubishi Corp.	61,600	1,281,881
Mitsui & Co. Ltd.	29,000	358,344
Satyam Computer Services Ltd.	239,170	1,538,613

		$4,332,269

Chemicals - 0.3%
Makhteshim-Agan Industries Ltd.	99,080	$650,522

Computer Software - Systems - 0.5%
Acer, Inc.	384,000	$655,705
HCL Technologies Ltd.	82,910	349,896

		$1,005,601

Conglomerates - 1.9%
Siemens AG	42,650	$4,002,890

Construction - 2.0%
Corporacion Moctezuma S.A. de C.V.	75,700	$171,591
CRH PLC	49,050	1,067,462
Duratex S.A., IPS	37,800	446,949
Geberit AG (l)	15,692	1,932,614
SARE Holding S.A. de C.V., “B” (a)	139,000	56,558
Urbi Desarrollos Urbanos S.A. de C.V. (a)	220,320	532,241

		$4,207,415

Consumer Goods & Services - 0.7%
Beiersdorf AG	1,400	$63,650
Kimberly-Clark de Mexico S.A. de C.V., “A”	304,470	1,312,925

		$1,376,575

Containers - 1.2%
Brambles Ltd.	402,410	$2,511,778

Electrical Equipment - 1.9%
LS Industrial Systems Co. Ltd.	26,090	$1,091,172
OMRON Corp. (l)	43,000	660,540
Schneider Electric S.A.	24,934	2,162,804

		$3,914,516

Electronics - 3.8%
Konica Minolta Holdings, Inc.	88,500	$1,020,084
Ricoh Co. Ltd.	198,000	2,753,033
Royal Philips Electronics N.V.	44,480	1,217,911
Samsung Electronics Co. Ltd.	3,009	1,385,567
Tokyo Electron Ltd.	24,600	1,095,917
Venture Corp. Ltd.	67,000	365,972

		$7,838,484

Energy - Independent - 1.0%
INPEX Holdings, Inc.	164	$1,420,431
Talisman Energy, Inc.	41,190	581,324

		$2,001,755

Energy - Integrated - 7.4%
Chevron Corp.	12,980	$1,070,590
Eni S.p.A.	98,970	2,612,322
OAO Gazprom, ADR	29,210	938,683
Petroleo Brasileiro S.A., ADR	17,800	782,310
Royal Dutch Shell PLC, “A”	85,190	2,460,865
Statoil A.S.A. (l)	134,500	3,206,360
TOTAL S.A.	70,860	4,275,047

		$15,346,177

Engineering - Construction - 0.4%
JGC Corp.	49,000	$776,172

Food & Beverages - 4.3%
Groupe Danone	17,282	$1,224,597
Nestle S.A.	109,124	4,719,838
Unilever N.V.	102,050	2,883,000

		$8,827,435

Insurance - 2.2%
AXA (l)	138,280	$4,533,225

Internet - 0.2%
Universo Online S.A., IPS	125,100	$479,915

Machinery & Tools - 2.7%
Assa Abloy AB, “B” (l)	134,020	$1,629,343
Bucyrus International, Inc.	39,000	1,742,520

1

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited) - continued

MFS Research International Portfolio

Issuer				Shares/Par	Value ($)
COMMON STOCKS - continued
Machinery & Tools - continued
Glory Ltd.				93,500	$2,135,731

					$5,507,594

Major Banks - 15.8%
Bank of Communications Co. Ltd.				2,451,000	$2,242,151
Barclays PLC				581,747	3,533,981
BNP Paribas				60,739	5,839,044
BOC Hong Kong Holdings Ltd.				1,349,000	2,403,156
DBS Group Holdings Ltd.				255,000	3,014,873
Erste Bank der oesterreichischen Sparkassen AG				46,101	2,323,505
Standard Bank Group Ltd.				119,771	1,375,488
Standard Chartered PLC (a)				104,172	2,530,365
Sumitomo Mitsui Financial Group, Inc.				490	3,069,788
Unibanco - Uniao de Bancos Brasileiros S.A., ADR				26,420	2,666,306
UniCredito Italiano S.p.A.				998,210	3,687,957

					$32,686,614

Metals & Mining - 3.4%
Anglo American PLC				39,310	$1,314,188
BHP Billiton PLC (a)				214,030	4,841,449
Xstrata PLC				25,100	776,958

					$6,932,595

Natural Gas - Distribution - 1.3%
Gaz de France				51,322	$2,685,453

Network & Telecom - 1.1%
Nokia Oyj				125,020	$2,330,712

Oil Services - 0.5%
Saipem S.p.A.				23,010	$682,396
Vallourec S.A.				1,650	358,868

					$1,041,264

Other Banks & Diversified Financials - 4.4%
Aeon Credit Service Co. Ltd.				129,800	$1,308,000
Anglo Irish Bank Corp. PLC				233,876	1,311,658
Bank of Cyprus Public Co. Ltd.				231,800	1,853,613
Chiba Bank Ltd. (l)				190,000	981,050
CSU Cardsystem S.A. (a)				83,170	124,565
Fortis S.A./N.V. (a)				67,750	954
Unione di Banche Italiane ScpA				164,073	3,581,895

					$9,161,735

Pharmaceuticals - 7.8%
Astellas Pharma, Inc.				44,200	$1,857,139
Bayer AG				37,890	2,763,092
Merck KGaA				28,830	3,095,043
Novartis AG				53,570	2,801,999
Roche Holding AG				36,250	5,650,901

					$16,168,174

Precious Metals & Minerals - 0.4%
Paladin Resources Ltd. (a)(l)				233,891	$740,545

Railroad & Shipping - 1.1%
East Japan Railway Co.				314	$2,340,724

Real Estate - 1.1%
CapitaLand Ltd.				560,000	$1,220,423
Sino Land Co. Ltd.				892,000	1,005,024

					$2,225,447

Specialty Chemicals - 3.8%
Akzo Nobel N.V.				88,720	$4,265,360
Linde AG				29,980	3,215,083
Symrise AG				17,587	300,987

					$7,781,430

Specialty Stores - 2.0%
Industria de Diseno Textil S.A. (l)				51,380	$2,191,839
Kingfisher PLC				536,500	1,272,143
NEXT PLC				38,570	707,286

					$4,171,268

Telecommunications - Wireless - 4.1%
America Movil S.A.B. de C.V., “L”, ADR				49,480	$2,293,893
KDDI Corp.				234	1,310,641
Rogers Communications, Inc., “B”				25,850	838,470
Vodafone Group PLC				1,850,470	4,088,054

					$8,531,058

Telephone Services - 2.0%
Telefonica S.A.				173,850	$4,155,952

Tobacco - 0.8%
Japan Tobacco, Inc.				455	$1,713,006

Trucking - 1.6%
TNT N.V.				33,290	$931,063
Yamato Holdings Co. Ltd.				209,000	2,338,395

					$3,269,458

Utilities - Electric Power - 3.8%
Drax Group				52,549	$703,772
E.ON AG				123,918	6,275,613
NTPC Ltd.				241,115	900,814
SUEZ S.A.				7	344

					$7,880,543

Total Common Stocks					$203,517,901

Issuer	Strike Price		First Exercise
RIGHTS - 0.1%
Utilities - Electric Power - 0.1%
SUEZ Environnement S.A. (Zero Strike Right, 1 share for 4 rights) (a)	EUR	0	7/22/08	26,601	$162,528

Total Rights					$162,528

Issuer				Shares/Par	Value ($)
SHORT-TERM OBLIGATIONS - 0.1%
Toyota Motor Credit Corp., 5%, due 10/01/08 (y)				$84,000	$84,000

2

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited) - continued

MFS Research International Portfolio

Issuer	Shares/Par	Value ($)
REPURCHASE AGREEMENTS - 0.2%
Morgan Stanley, 1.50%, dated 9/30/08, due 10/01/08, total to be received $433,018, (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$433,000	$433,000

COLLATERAL FOR SECURITIES LOANED - 5.3%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	10,947,651	$10,947,651

Total Investments		$215,145,080

OTHER ASSETS, LESS LIABILITIES - (4.3)%		(8,806,076)

NET ASSETS - 100.0%		$206,339,004

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IPS	International Preference Stock

Abbreviations indicate amounts shown in currencies other than the U.S. Dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below.

EUR	Euro

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Research International Portfolio

Supplemental Information (Unaudited) 9/30/08

(1)	Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of September 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$30,549,132	$184,595,948	$—	$215,145,080
Other Financial Instruments	$—	$—	$—	$—

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$249,593,599

Gross unrealized appreciation	$9,634,629
Gross unrealized depreciation	(44,083,148)

Net unrealized appreciation (depreciation)	$(34,448,519)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3)	Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of September 30, 2008, are as follows:

Japan	14.9%
United Kingdom	13.5%
France	12.4%
Germany	9.6%
Switzerland	8.6%
Netherlands	5.3%
Italy	5.1%
Mexico	3.8%
Spain	3.1%
Other Countries	23.7%

4

MFS® Strategic Income Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/08

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited)

MFS Strategic Income Portfolio

Issuer	Shares/Par		Value ($)
BONDS - 95.2%
Aerospace - 0.4%
Hawker Beechcraft Acquisition Co. LLC, 9.75%, 2017		$50,000	$44,750
Vought Aircraft Industries, Inc., 8%, 2011		160,000	139,200

			$183,950

Airlines - 0.2%
Continental Airlines, Inc., 7.339%, 2014		$126,000	$94,494

Asset Backed & Securitized - 5.6%
Anthracite Ltd., CDO, 6%, 2037 (z)		$200,000	$100,000
ARCap REIT, Inc., CDO, “H”, 6.1%, 2045 (n)		200,000	46,000
Bayview Financial Revolving Mortgage Loan Trust, FRN, 4.508%, 2040 (z)		250,000	180,056
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)		195,833	188,000
Chase Commercial Mortgage Securities Corp., 6.6%, 2029 (z)		133,409	133,670
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035		5,743	5,624
Crest Ltd., CDO, 7%, 2040		270,000	101,893
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031		250,000	252,210
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)		265,000	251,610
Falcon Franchise Loan LLC, 6.5%, 2014 (z)		250,000	139,850
Falcon Franchise Loan LLC, FRN, 2.969%, 2023 (i)(n)		590,688	47,196
Falcon Franchise Loan LLC, FRN, 3.737%, 2025 (i)(z)		654,318	64,516
First Union-Lehman Brothers Bank of America, FRN, 0.542%, 2035 (i)		3,042,577	49,838
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)		107,254	108,522
GMAC Commercial Mortgage Securities, Inc., FRN, 6.02%, 2033 (z)		350,000	300,668
Morgan Stanley Capital I, Inc., FRN, 1.488%, 2039 (i)(n)		2,662,489	92,095
Prudential Securities Secured Financing Corp., FRN, 7.277%, 2013 (z)		411,000	275,274
Salomon Brothers Mortgage Securities, Inc., FRN, 7.237%, 2032 (z)		530,129	542,867

			$2,879,889

Automotive - 1.2%
Accuride Corp., 8.5%, 2015		$35,000	$22,225
Allison Transmission, Inc., 11%, 2015 (n)		120,000	104,400
FCE Bank PLC, 7.125%, 2012	EUR	100,000	94,323
Ford Motor Credit Co. LLC, 9.75%, 2010		$100,000	71,708
Ford Motor Credit Co. LLC, 12%, 2015		200,000	152,622
Ford Motor Credit Co. LLC, 8%, 2016		100,000	63,228
General Motors Corp., 8.375%, 2033		172,000	68,800
Johnson Controls, Inc., 5.25%, 2011		60,000	60,690

			$637,996

Broadcasting - 2.3%
Allbritton Communications Co., 7.75%, 2012		$116,000	$99,180
CanWest MediaWorks LP, 9.25%, 2015 (n)		85,000	61,200
DIRECTV Holdings LLC, 7.625%, 2016 (n)		110,000	99,550
Lamar Media Corp., 6.625%, 2015		115,000	95,163
Lamar Media Corp., “C”, 6.625%, 2015		70,000	57,925
LBI Media, Inc., 8.5%, 2017 (n)		75,000	49,500
Liberty Media Corp., 5.7%, 2013		131,000	108,955
LIN TV Corp., 6.5%, 2013		165,000	128,700
Local TV Finance LLC, 9.25%, 2015 (n)(p)		120,000	78,000
Newport Television LLC, 13%, 2017 (n)(p)		110,000	77,550
News America, Inc., 6.4%, 2035		220,000	184,807
Nexstar Broadcasting Group, Inc., 7%, 2014		120,000	90,000
Univision Communications, Inc., 9.75%, 2015 (n)(p)		175,000	81,375

			$1,211,905

Brokerage & Asset Managers - 0.4%
Lehman Brothers Holdings, Inc., 6.5%, 2017 (d)		$180,000	$225
Merrill Lynch & Co., Inc., 6.4%, 2017		90,000	77,843
Nuveen Investments, Inc., 10.5%, 2015 (n)		195,000	150,150

			$228,218

Building - 2.1%
American Standard Cos., Inc., 7.625%, 2010		$225,000	$229,916
Associated Materials, Inc., 0% to 2009, 11.25% to 2014		50,000	32,250
Building Materials Corp. of America, 7.75%, 2014		80,000	63,200
CRH PLC, 8.125%, 2018		320,000	313,947
Lafarge S.A., 6.15%, 2011		330,000	323,981
Nortek Holdings, Inc., 10%, 2013 (n)		50,000	44,000
Nortek Holdings, Inc., 8.5%, 2014		70,000	39,900
Ply Gem Industries, Inc., 9%, 2012		80,000	43,600

			$1,090,794

Business Services - 0.4%
First Data Corp., 9.875%, 2015 (n)		$115,000	$90,275

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited) - continued

MFS Strategic Income Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Business Services - continued
SunGard Data Systems, Inc., 10.25%, 2015	$106,000	$91,955

		$182,230

Cable TV - 1.8%
CCH II Holdings LLC, 10.25%, 2010	$180,000	$162,000
CCO Holdings LLC, 8.75%, 2013	255,000	221,850
CSC Holdings, Inc., 6.75%, 2012	90,000	82,463
Mediacom LLC, 9.5%, 2013	95,000	85,025
NTL Cable PLC, 9.125%, 2016	100,000	83,750
TCI Communications, Inc., 9.8%, 2012	245,000	267,883

		$902,971

Chemicals - 1.7%
Innophos, Inc., 8.875%, 2014	$100,000	$100,000
Koppers Holdings, Inc., 9.875%, 2013	90,000	92,700
Momentive Performance Materials, Inc., 9.75%, 2014	35,000	27,650
Momentive Performance Materials, Inc., 11.5%, 2016	120,000	81,600
Nalco Co., 7.75%, 2011	115,000	112,700
Nalco Co., 8.875%, 2013	75,000	74,813
Nalco Finance Holdings, Inc., 0%to 2009, 9% to 2014	115,000	102,063
Yara International A.S.A., 5.25%, 2014 (n)	310,000	285,176

		$876,702

Construction - 0.4%
Lennar Corp., 5.125%, 2010	$270,000	$226,800

Consumer Goods & Services - 2.0%
Fortune Brands, Inc., 5.125%, 2011	$244,000	$245,158
Jarden Corp., 7.5%, 2017	65,000	54,113
KAR Holdings, Inc., 10%, 2015	60,000	46,200
Service Corp. International, 7%, 2017	135,000	115,425
Service Corp. International, 7.625%, 2018	107,000	95,765
Ticketmaster, 10.75%, 2016 (n)	40,000	37,600
Western Union Co., 5.4%, 2011	440,000	443,894

		$1,038,155

Containers - 1.2%
Crown Americas LLC, 7.75%, 2015	$145,000	$141,375
Graham Packaging Co. LP, 9.875%, 2014	100,000	87,000
Greif, Inc., 6.75%, 2017	220,000	212,300
Owens-Brockway Glass Container, Inc., 8.25%, 2013	200,000	199,000

		$639,675

Defense Electronics - 0.7%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$312,000	$291,178
L-3 Communications Corp., 5.875%, 2015	75,000	67,875

		$359,053

Electronics - 0.4%
Avago Technologies Finance, 11.875%, 2015	$40,000	$41,200
Flextronics International Ltd., 6.25%, 2014	115,000	97,175
Freescale Semiconductor, Inc., 8.875%, 2014	50,000	34,500
Spansion LLC, 11.25%, 2016 (n)	65,000	37,375

		$210,250

Emerging Market Quasi-Sovereign - 1.6%
Banco Nacional de Desenvolvimento Economico e Social, 6.369%, 2018 (n)	$100,000	$88,000
Corporacion Nacional del Cobre de Chile, 4.75%, 2014	124,000	117,842
National Power Corp., FRN, 7.06%, 2011	93,000	95,381
Pemex Project Funding Master Trust, 5.75%, 2018 (n)	316,000	299,031
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	250,000	241,940

		$842,194

Emerging Market Sovereign - 1.3%
Federative Republic of Brazil, 8%, 2018	$32,000	$34,320
Gabonese Republic, 8.2%, 2017 (n)	125,000	120,000
Republic of Argentina, FRN, 3.127%, 2012	84,450	60,878
Republic of Colombia, 7.375%, 2017	258,000	270,255
Republic of Philippines, 9.375%, 2017	66,000	77,385
Republic of Uruguay, 8%, 2022	100,000	100,000

		$662,838

Energy - Independent - 2.6%
Chaparral Energy, Inc., 8.875%, 2017	$80,000	$63,200
Chesapeake Energy Corp., 6.375%, 2015	125,000	111,563
Forest Oil Corp., 7.25%, 2019	70,000	59,850
Hilcorp Energy I LP, 7.75%, 2015 (n)	105,000	90,300
Hilcorp Energy I LP, 9%, 2016 (n)	80,000	72,800
Mariner Energy, Inc., 8%, 2017	65,000	54,925
Newfield Exploration Co., 6.625%, 2014	95,000	85,500
Nexen, Inc., 6.4%, 2037	280,000	221,672
OPTI Canada, Inc., 8.25%, 2014	150,000	134,250
Plains Exploration & Production Co., 7%, 2017	210,000	182,700
Quicksilver Resources, Inc., 7.125%, 2016	160,000	130,400
SandRidge Energy, Inc., 8.625%, 2015 (n)(p)	40,000	35,400

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited) - continued

MFS Strategic Income Portfolio

Issuer	Shares/Par		Value ($)
BONDS - continued
Energy - Independent - continued
SandRidge Energy, Inc., 8%, 2018 (n)		$60,000	$51,600
Southwestern Energy Co., 7.5%, 2018 (n)		55,000	53,350

			$1,347,510

Entertainment - 0.6%
AMC Entertainment, Inc., 11%, 2016		$65,000	$64,025
Marquee Holdings, Inc., 9.505%, 2014		55,000	40,563
Time Warner, Inc., 6.5%, 2036		20,000	15,188
Turner Broadcasting System, Inc., 8.375%, 2013		185,000	190,986

			$310,762

Financial Institutions - 1.5%
American Express Centurion Bank, 5.2%, 2010		$250,000	$234,224
General Motors Acceptance Corp., 6.875%, 2011		114,000	50,865
General Motors Acceptance Corp., 8%, 2031		98,000	36,973
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065 (n)		300,000	90,435
ORIX Corp., 5.48%, 2011		380,000	349,171

			$761,668

Food & Beverages - 1.9%
B&G Foods, Inc., 8%, 2011		$80,000	$76,800
Dean Foods Co., 7%, 2016		105,000	91,350
Del Monte Corp., 6.75%, 2015		90,000	81,000
Kraft Foods, Inc., 6.125%, 2018		170,000	158,737
Michael Foods, Inc., 8%, 2013		110,000	106,700
Miller Brewing Co., 5.5%, 2013 (n)		330,000	325,555
Tyson Foods, Inc., 6.85%, 2016		170,000	140,250

			$980,392

Food & Drug Stores - 0.1%
CVS Caremark Corp., 5.75%, 2017		$43,000	$40,183

Forest & Paper Products - 1.8%
Buckeye Technologies, Inc., 8%, 2010		$23,000	$21,275
Buckeye Technologies, Inc., 8.5%, 2013		240,000	223,200
Georgia-Pacific Corp., 7.125%, 2017 (n)		60,000	53,550
Georgia-Pacific Corp., 8%, 2024		35,000	30,800
Graphic Packaging International Corp., 9.5%, 2013		55,000	49,775
International Paper Co., 7.95%, 2018		90,000	88,435
JSG Funding PLC, 7.75%, 2015	EUR	130,000	147,326
Millar Western Forest Products Ltd., 7.75%, 2013		$125,000	71,250
NewPage Holding Corp., 10%, 2012		50,000	44,750
Smurfit-Stone Container Corp., 8%, 2017		75,000	58,500
Stora Enso Oyj, 6.404%, 2016 (n)		160,000	136,254

			$925,115

Gaming & Lodging - 2.6%
Boyd Gaming Corp., 6.75%, 2014		$30,000	$21,525
Firekeepers Development Authority, 13.875%, 2015 (z)		65,000	57,200
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (n)		170,000	47,600
Harrah’s Operating Co., Inc., 5.5%, 2010		60,000	45,000
Harrah’s Operating Co., Inc., 10.75%, 2016 (n)		215,000	109,650
Harrah’s Operating Co., Inc., 10.75%, 2018 (n)(p)		45,000	19,350
Host Hotels & Resorts, Inc., 7.125%, 2013		60,000	53,400
Host Hotels & Resorts, Inc., 6.75%, 2016		30,000	24,525
MGM Mirage, 8.375%, 2011		350,000	286,125
MGM Mirage, 6.75%, 2013		90,000	70,200
Pinnacle Entertainment, Inc., 7.5%, 2015		140,000	103,600
Scientific Games Corp., 6.25%, 2012		185,000	178,525
Station Casinos, Inc., 6%, 2012		50,000	28,000
Station Casinos, Inc., 6.5%, 2014		150,000	44,250
Station Casinos, Inc., 6.875%, 2016		140,000	39,200
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015		245,000	100,450
Wyndham Worldwide Corp., 6%, 2016		90,000	76,794
Wynn Las Vegas LLC, 6.625%, 2014		25,000	21,313

			$1,326,707

Industrial - 1.0%
Blount, Inc., 8.875%, 2012		$165,000	$164,175
JohnsonDiversey, Inc., 9.625%, 2012	EUR	35,000	47,302
JohnsonDiversey, Inc., “B”, 9.625%, 2012		$165,000	164,588
Steelcase, Inc., 6.5%, 2011		146,000	150,722

			$526,787

Insurance - 1.4%
Allianz AG, 5.5% to 2014, FRN to 2049	EUR	248,000	$287,906
American International Group, Inc., 6.25%, 2037		$240,000	38,452
Hartford Financial Services Group, Inc., 8.125% to 2018, FRN to 2038		35,000	29,810
ING Groep N.V., 5.775% to 2015, FRN to 2049		490,000	391,549

			$747,717

Insurance - Property & Casualty - 0.8%
AXIS Capital Holdings Ltd., 5.75%, 2014		$375,000	$344,520

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited) - continued

MFS Strategic Income Portfolio

Issuer		Shares/Par	Value ($)
BONDS - continued
Insurance - Property & Casualty - continued
USI Holdings Corp., 9.75%, 2015 (n)		$75,000	$57,000

			$401,520

International Market Quasi-Sovereign - 0.2%
Canada Housing Trust, 4.6%, 2011	CAD	120,000	$116,234

International Market Sovereign - 22.6%
Federal Republic of Germany, 5.25%, 2010	EUR	583,000	$842,629
Federal Republic of Germany, 3.75%, 2015	EUR	247,000	345,032
Federal Republic of Germany, 6.25%, 2030	EUR	296,000	502,372
Government of Australia, 6.25%, 2015	AUD	129,000	107,320
Government of Canada, 4.5%, 2015	CAD	203,000	202,872
Government of Canada, 5.75%, 2033	CAD	53,000	61,134
Government of Japan, 1.5%, 2012	JPY	69,000,000	661,620
Government of Japan, 1.3%, 2014	JPY	115,000,000	1,091,281
Government of Japan, 1.7%, 2017	JPY	85,000,000	823,502
Government of Japan, 2.2%, 2027	JPY	50,000,000	477,965
Government of Japan, 2.4%, 2037	JPY	28,000,000	268,556
Kingdom of Denmark, 4%, 2015	DKK	417,000	77,181
Kingdom of Netherlands, 3.75%, 2009	EUR	752,000	1,061,146
Kingdom of Netherlands, 3.75%, 2014	EUR	68,000	94,089
Kingdom of Spain, 5.35%, 2011	EUR	645,000	940,911
Kingdom of Sweden, 4.5%, 2015	SEK	650,000	97,831
Republic of Austria, 4.65%, 2018	EUR	489,000	703,904
Republic of France, 4.75%, 2012	EUR	105,000	152,104
Republic of France, 5%, 2016	EUR	270,000	399,244
Republic of France, 6%, 2025	EUR	133,000	215,613
Republic of France, 4.75%, 2035	EUR	496,000	696,565
Republic of Ireland, 4.6%, 2016	EUR	552,000	786,936
United Kingdom Treasury, 8%, 2015	GBP	268,000	579,695
United Kingdom Treasury, 8%, 2021	GBP	86,000	201,776
United Kingdom Treasury, 4.25%, 2036	GBP	183,000	310,137

			$11,701,415

Machinery & Tools - 0.8%
Atlas Copco AB, 5.6%, 2017 (n)		$350,000	$340,069
Case New Holland, Inc., 7.125%, 2014		95,000	86,450

			$426,519

Major Banks - 2.0%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049		$460,000	$238,041
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)		108,000	82,729
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)		100,000	69,520
Natixis S.A., 10% to 2018, FRN to 2049 (n)		200,000	185,598
Royal Bank of Scotland Group PLC, 9.118%, 2049		207,000	200,724
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)		290,000	277,930

			$1,054,542

Medical & Health Technology & Services - 4.0%
Biomet, Inc., 10%, 2017		$120,000	$122,400
Biomet, Inc., 11.625%, 2017		85,000	85,425
Cardinal Health, Inc., 5.8%, 2016		201,000	187,766
Community Health Systems, Inc., 8.875%, 2015		210,000	199,500
Cooper Cos., Inc., 7.125%, 2015		105,000	102,900
DaVita, Inc., 7.25%, 2015		285,000	270,750
HCA, Inc., 6.375%, 2015		180,000	141,750
HCA, Inc., 9.25%, 2016		160,000	155,600
Hospira, Inc., 5.55%, 2012		110,000	109,940
Hospira, Inc., 6.05%, 2017		100,000	95,344
McKesson Corp., 5.7%, 2017		90,000	84,940
Owens & Minor, Inc., 6.35%, 2016		170,000	165,534
Psychiatric Solutions, Inc., 7.75%, 2015		105,000	97,650
U.S. Oncology, Inc., 10.75%, 2014		120,000	120,600
Universal Hospital Services, Inc., 8.5%, 2015 (p)		75,000	69,938
Universal Hospital Services, Inc., FRN, 6.302%, 2015		20,000	17,600
VWR Funding, Inc., 10.25%, 2015 (p)		65,000	56,875

			$2,084,512

Metals & Mining - 1.6%
Arch Western Finance LLC, 6.75%, 2013		$95,000	$89,300
FMG Finance Ltd., 10.625%, 2016 (n)		185,000	181,300
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017		290,000	285,650
Freeport-McMoRan Copper & Gold, Inc., FRN, 7.083%, 2015		55,000	52,684
Peabody Energy Corp., 7.375%, 2016		40,000	38,400
Peabody Energy Corp., “B”, 6.875%, 2013		160,000	154,400

			$801,734

Mortgage Backed - 2.3%
Fannie Mae, 5.5%, 2019 - 2034		$966,756	$976,080
Fannie Mae, 6.5%, 2032		210,814	217,823

			$1,193,903

Natural Gas - Distribution - 0.3%
AmeriGas Partners LP, 7.125%, 2016		$100,000	$89,500
Inergy LP, 6.875%, 2014		85,000	74,375

			$163,875

Natural Gas - Pipeline - 3.0%
Atlas Pipeline Partners LP, 8.125%, 2015		$50,000	$46,000

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited) - continued

MFS Strategic Income Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Natural Gas - Pipeline - continued
Atlas Pipeline Partners LP, 8.75%, 2018 (n)	$65,000	$61,100
CenterPoint Energy, Inc., 7.875%, 2013	448,000	459,850
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)	155,000	156,958
El Paso Corp., 7.25%, 2018	65,000	60,450
Kinder Morgan Energy Partners LP, 6%, 2017	200,000	181,295
Kinder Morgan Finance Corp., 5.35%, 2011	362,000	342,090
Spectra Energy Capital LLC, 8%, 2019	164,000	170,189
Williams Partners LP, 7.25%, 2017	65,000	60,450

		$1,538,382

Network & Telecom - 3.0%
Cincinnati Bell, Inc., 8.375%, 2014	$120,000	$104,400
Citizens Communications Co., 9.25%, 2011	322,000	322,000
Citizens Communications Co., 9%, 2031	155,000	118,575
Deutsche Telekom International Finance B.V., 8%, 2010	137,000	142,217
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	115,000	104,650
Qwest Capital Funding, Inc., 7.25%, 2011	170,000	158,950
Qwest Corp., 8.875%, 2012	70,000	68,600
Qwest Corp., 7.5%, 2014	140,000	121,100
Telecom Italia Capital, 4.875%, 2010	60,000	58,329
Telefonica Europe B.V., 7.75%, 2010	260,000	265,450
Windstream Corp., 8.625%, 2016	70,000	64,575

		$1,528,846

Oil Services - 0.6%
Basic Energy Services, Inc., 7.125%, 2016	$150,000	$133,500
KazMunaiGaz Finance B.V., 8.375%, 2013 (n)	100,000	86,000
Weatherford International Ltd., 6.35%, 2017	80,000	74,042

		$293,542

Oils - 0.6%
Premcor Refining Group, Inc., 7.5%, 2015	$310,000	$295,521

Other Banks & Diversified Financials - 1.8%
Alfa Diversified Payment Rights Finance Co. S.A., FRN, 4.718%, 2011 (n)	$162,500	$137,930
Bosphorus Financial Services Ltd., FRN, 4.604%, 2012 (z)	175,000	168,930
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)	100,000	73,548
Swedbank AB, 9% to 2010, FRN to 2049 (n)	190,000	186,274
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	270,000	208,046
UFJ Finance Aruba AEC, 6.75%, 2013	159,000	166,713

		$941,441

Pharmaceuticals - 0.2%
Teva Pharmaceutical Finance LLC, 5.55%, 2016	$87,000	$80,867

Printing & Publishing - 1.0%
American Media Operations, Inc., 10.25%, 2009 (z)	$3,818	$2,692
American Media Operations, Inc., “B”, 10.25%, 2009	105,000	74,025
Dex Media West LLC, 9.875%, 2013	283,000	175,460
Idearc, Inc., 8%, 2016	134,000	36,515
Nielsen Finance LLC, 10%, 2014	100,000	95,000
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	195,000	126,750
Quebecor World, Inc., 6.125%, 2013 (d)	55,000	16,775

		$527,217

Railroad & Shipping - 0.2%
Panama Canal Railway Co., 7%, 2026 (n)	$100,000	$84,000

Real Estate - 1.0%
ERP Operating LP, REIT, 5.75%, 2017	$150,000	$126,323
Simon Property Group, Inc., REIT, 6.1%, 2016	430,000	392,547

		$518,870

Retailers - 1.0%
Couche-Tard, Inc., 7.5%, 2013	$135,000	$124,200
Limited Brands, Inc., 5.25%, 2014	165,000	138,115
Macy’s Retail Holdings, Inc., 7.875%, 2015	200,000	189,639
Sally Beauty Holdings, Inc., 10.5%, 2016	40,000	38,000

		$489,954

Specialty Stores - 0.1%
Payless ShoeSource, Inc., 8.25%, 2013	$85,000	$75,013

Steel - 0.2%
Steel Capital S.A., 9.75%, 2013 (n)	$100,000	$82,000

Supermarkets - 0.5%
Safeway, Inc., 4.95%, 2010	$112,000	$112,078
Safeway, Inc., 6.5%, 2011	160,000	164,869

		$276,947

Supranational - 0.6%
Central American Bank, 4.875%, 2012 (n)	$305,000	$302,872

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited) - continued

MFS Strategic Income Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Telecommunications - Wireless - 2.0%
Alltel Corp., 7%, 2012	$123,000	$120,233
MetroPCS Wireless, Inc., 9.25%, 2014	120,000	112,200
Nextel Communications, Inc., 5.95%, 2014	380,000	254,600
Rogers Cable, Inc., 5.5%, 2014	164,000	151,502
Sprint Capital Corp., 8.375%, 2012	50,000	45,000
Vodafone Group PLC, 5.375%, 2015	270,000	245,606
Wind Acquisition Finance S.A., 10.75%, 2015 (n)	106,000	103,880

		$1,033,021

Tobacco - 0.4%
Reynolds American, Inc., 6.75%, 2017	$240,000	$224,258

Transportation - 0.3%
IIRSA Norte Finance Ltd., 8.75%, 2024	$137,759	$145,335

Transportation - Services - 0.2%
Hertz Corp., 8.875%, 2014	$115,000	$99,188

U.S. Government Agencies - 2.9%
Small Business Administration, 4.34%, 2024	$276,233	$260,342
Small Business Administration, 4.77%, 2024	224,922	218,410
Small Business Administration, 5.18%, 2024	422,667	419,446
Small Business Administration, 4.625%, 2025	162,318	155,158
Small Business Administration, 4.86%, 2025	292,544	284,074
Small Business Administration, 5.11%, 2025	153,994	151,385

		$1,488,815

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bonds, 4.5%, 2036 (f)	$12,000	$12,317

Utilities - Electric Power - 3.8%
Beaver Valley Funding Corp., 9%, 2017	$385,000	$411,592
Dynegy Holdings, Inc., 7.5%, 2015	80,000	67,600
Edison Mission Energy, 7%, 2017	265,000	238,500
Enersis S.A., 7.375%, 2014	182,000	183,779
FirstEnergy Corp., 6.45%, 2011	207,000	207,987
HQI Transelec Chile S.A., 7.875%, 2011	200,000	207,954
Mirant North America LLC, 7.375%, 2013	145,000	136,300
NRG Energy, Inc., 7.375%, 2016	325,000	292,500
Texas Competitive Electric Holdings LLC, 10.25%, 2015 (n)	250,000	225,625

		$1,971,837

Total Bonds		$49,189,452

FLOATING RATE LOANS (g)(r) - 2.6%
Aerospace - 0.3%
Hawker Beechcraft Acquisition Co., Letter of Credit, 5.76%, 2014	$6,814	$5,931
Hawker Beechcraft Acquisition Co., Term Loan, 5.76%, 2014	155,938	135,722

		$141,653

Automotive - 0.6%
Allison Transmission, Inc., Term Loan B, 5.38%, 2014	$85,962	$70,704
Federal-Mogul Corp., Term Loan B, 4.49%, 2014	84,252	60,240
Ford Motor Co., Term Loan B, 5.49%, 2013	48,672	31,809
General Motors, Term Loan B, 2013 (o)	29,813	19,304
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.54%, 2014	151,928	128,000

		$310,057

Broadcasting - 0.1%
Young Broadcasting, Inc., Term Loan, 5.32%, 2012	$61,832	$46,683
Young Broadcasting, Inc., Term Loan B-1, 5.32%, 2012	32,422	24,478

		$71,161

Business Services - 0.2%
First Data Corp., Term Loan B-1, 5.96%, 2014	$107,541	$91,410

Cable TV - 0.2%
CSC Holdings, Inc., Incremental Term Loan, 4.57%, 2013	$93,590	$81,992

Forest & Paper Products - 0.1%
Abitibi-Consolidated, Inc., Term Loan, 11.5%, 2009	$32,931	$32,272

Gaming & Lodging - 0.1%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 6.96%, 2014	$74,178	$37,831

Medical & Health Technology & Services - 0.1%
Community Health Systems, Inc., Delayed Draw Term Loan, 2014 (q)	$1,087	$951
Community Health Systems, Inc., Term Loan B, 5.28%, 2014	21,245	18,589
HCA, Inc., Term Loan B, 6.01%, 2013	44,917	39,312

		$58,852

Printing & Publishing - 0.1%
Idearc, Inc., Term Loan B, 5.77%, 2014	$11,385	$6,592
Tribune Co., Incremental Term Loan, 2014 (o)	128,498	52,042

		$58,634

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited) - continued

MFS Strategic Income Portfolio

Issuer	Shares/Par	Value ($)
FLOATING RATE LOANS (g)(r) - continued
Retailers - 0.0%
Burlington Coat Factory, Term Loan B, 2013 (o)	$35,658	$24,390

Specialty Stores - 0.2%
Michaels Stores, Inc., Term Loan B, 4.86%, 2013	$135,969	$99,306

Telecommunications - Wireless - 0.1%
ALLTEL Communications, Inc., Term Loan B-2, 5.32%, 2015	$56,810	$54,600

Utilities - Electric Power - 0.5%
Calpine Corp., DIP Term Loan, 6.65%, 2014	$99,824	$84,476
NRG Energy Corp., Letter of Credit, 5.25%, 2013	23,383	20,486
NRG Energy Corp., Term Loan, 5.71%, 2013	47,795	41,874
Texas Competitive Electric Holdings LLC, Term Loan B-3, 6.28%, 2014 (o)	163,248	137,390

		$284,226

Total Floating Rate Loans		$1,346,384

SHORT-TERM OBLIGATIONS - 0.0%
Toyota Motor Credit Corp., 5%, due 10/01/08 (y)	$10,000	$10,000

REPURCHASE AGREEMENTS - 0.0%
Merrill Lynch & Co., 0.15%, dated 9/30/08, due 10/01/08, total to be received $4,000 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$4,000	$4,000

Total Investments		$50,549,836

OTHER ASSETS, LESS LIABILITIES - 2.2%		1,148,606

NET ASSETS - 100.0%		$51,698,442

(d)	Non-income producing security - in default.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,414,748, representing 12.41% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.

(p)	Payment-in-kind security.

(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(y)	The rate shown represents an annualized yield at time of purchase.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
American Media Operations, Inc., 10.25%, 2009	12/01/06 - 11/28/07	$3,764	$2,692
Anthracite Ltd., CDO, 6%, 2037	5/14/02	168,604	100,000
Bayview Financial Revolving Mortgage Loan Trust, FRN, 4.508%, 2040	3/01/06	250,000	180,056
Bosphorus Financial Services Ltd., FRN, 4.604%, 2012	3/08/05	175,000	168,930
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011	3/08/07	196,813	188,000
Chase Commercial Mortgage Securities Corp., 6.6%, 2029	6/07/00	127,769	133,670
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	260,953	251,610
Falcon Franchise Loan LLC, 6.5%, 2014	7/15/05	230,151	139,850
Falcon Franchise Loan LLC, FRN, 3.737%, 2025	1/29/03	80,591	64,516
Firekeepers Development Authority, 13.875%, 2015	4/22/08	63,070	57,200
GMAC Commercial Mortgage Securities, Inc., FRN, 6.02%, 2033	11/17/00	325,116	300,668

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited) - continued

MFS Strategic Income Portfolio

Restricted Securities - continued	Acquisition Date	Cost	Current Market Value
Prudential Securities Secured Financing Corp., FRN, 7.277%, 2013	12/06/04	$456,290	$275,274
Salomon Brothers Mortgage Securities, Inc., FRN, 7.237%, 2032	1/07/05	609,048	542,867

Total Restricted Securities			$2,405,333
% of Net Assets			4.7%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLN	Credit-Linked Note
DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
SEK	Swedish Krona

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Strategic Income Portfolio

Supplemental Information (Unaudited) 9/30/08

(1)	Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of September 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$50,549,836	$—	$50,549,836
Other Financial Instruments	$1,664	$374,201	$—	$375,865

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$56,719,270

Gross unrealized appreciation	$268,625
Gross unrealized depreciation	(6,438,059)

Net unrealized appreciation (depreciation)	$(6,169,434)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3)	Derivative Contracts at 9/30/08

Forward Foreign Currency Exchange Contracts at 9/30/08

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
SELL	AUD	131,767	11/10/08-11/12/08	$112,892	$103,998	$8,894
SELL	DKK	434,064	11/12/08	88,751	82,185	6,566
SELL	EUR	3,282,648	10/22/08	4,825,341	4,630,493	194,848
SELL	GBP	610,635	10/23/08	1,140,147	1,087,367	52,780
SELL	SEK	671,230	11/28/08	101,548	97,030	4,518

						$267,606

Depreciation
SELL	CAD	409,690	10/22/08	$385,293	$385,411	$(118)
SELL	JPY	159,156,342	10/27/08	1,476,199	1,502,397	(26,198)
BUY	MXN	764,636	11/12/08	75,486	69,554	(5,932)

						$(32,248)

MFS Strategic Income Portfolio

Supplemental Information (Unaudited) 9/30/08 - continued

Futures contracts outstanding at 9/30/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Germany Federal Republic Bond 5 yr (Long)	2	$308,914	Dec-08	$1,664

Swap Agreements at 9/30/08

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
6/20/09	USD	100,000	JP Morgan Chase Bank	4.1% (fixed rate)	(1)	$(23,306)
9/20/10	USD	270,000	Merrill Lynch International Bank	(2)	0.68% (fixed rate)	$33,995
9/20/12	USD	290,000	JP Morgan Chase Bank	0.36% (fixed rate)	(3)	$(7,733)
3/20/13	USD	430,000	Goldman Sachs International	(4)	2.13% (fixed rate)	$(9,486)
6/20/13	USD	1,400,000	Morgan Stanley Capital Services (a)	(5)	5% (fixed rate)	$145,300
9/20/13	USD	140,000	Merrill Lynch International	(6)	0.77% (fixed rate)	$884
12/20/13	USD	130,000	JP Morgan Chase Bank	(7)	0.78% (fixed rate)	$(811)

						$138,843

(1)	Fund to pay notional amount upon a defined credit event by Abitibi Consolidated 8.375%, 4/01/15.

(2)	Fund to receive notional amount upon a defined credit event by Lennar Corp. 5.95%, 3/01/13.

(3)	Fund to pay notional amount upon a defined credit event of the reference obligation (FNMA 5.5% 6/09/33) and receipt of a defined deliverable obligation from the counterparty. As of September 30, 2008, a restructuring credit event (as defined in the 2003 ISDA Credit Derivatives Definitions) had occurred on this transaction but the parties had not yet settled.

(4)	Fund to receive notional amount upon a defined credit event by Simon Property Group Inc. 6.35%, 12/28/12.

(5)	Fund to receive notional amount upon a defined credit event by CDX NA HY10 5%, 6/20/13.

(6)	Fund to receive notional amount upon a defined credit event by AutoZone Inc. 5.875%, 10/15/12.

(7)	Fund to receive notional amount upon a defined credit event by Arrow Electronic Inc. 6.875%, 6/01/18.

(a)	Net unamortized premiums paid by the fund amounted to $88,005.

At September 30, 2008 the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4)	Country Weightings

Country	weighting percentages of portfolio holdings based on total net assets as of September 30, 2008 are as follows:

United States	59.8%
Japan	7.6%
Germany	4.8%
France	3.6%
Netherlands	3.5%
United Kingdom	3.4%
Spain	2.4%
Canada	2.2%
Ireland	1.8%
Other Countries	10.9%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

MFS® Strategic Value Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/08

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited)

MFS Strategic Value Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 94.0%
Aerospace - 2.2%
Lockheed Martin Corp.	660	$72,382
Northrop Grumman Corp.	210	12,713

		$85,095

Automotive - 1.6%
Harley-Davidson, Inc.	1,730	$64,529

Biotechnology - 1.7%
Amgen, Inc. (a)	1,150	$68,161

Broadcasting - 2.3%
Omnicom Group, Inc.	1,240	$47,814
Walt Disney Co.	1,330	40,818

		$88,632

Brokerage & Asset Managers - 1.4%
Deutsche Boerse AG	620	$56,524

Business Services - 2.4%
Fidelity National Information Services, Inc.	2,780	$51,319
Lender Processing Services, Inc.	1,380	42,118

		$93,437

Chemicals - 2.6%
3M Co.	940	$64,211
PPG Industries, Inc.	620	36,158

		$100,369

Computer Software - 1.6%
Oracle Corp. (a)	2,540	$51,587
Synopsys, Inc. (a)	460	9,177

		$60,764

Computer Software - Systems - 0.9%
International Business Machines Corp.	310	$36,258

Construction - 1.9%
Pulte Homes, Inc.	5,330	$74,460

Electrical Equipment - 2.1%
WESCO International, Inc. (a)	2,530	$81,415

Electronics - 1.8%
Flextronics International Ltd. (a)	10,110	$71,579

Energy - Independent - 2.8%
Apache Corp.	520	$54,226
Devon Energy Corp.	600	54,720

		$108,946

Energy - Integrated - 7.2%
Chevron Corp.	920	$75,882
Hess Corp.	520	42,682
Marathon Oil Corp.	1,750	69,773
TOTAL S.A., ADR	1,580	95,874

		$284,211

Engineering - Construction - 0.5%
North American Energy Partners, Inc. (a)	1,770	$18,355

Food & Beverages - 1.7%
Nestle S.A.	1,570	$67,906

Furniture & Appliances - 2.6%
Jarden Corp. (a)	4,320	$101,304

Gaming & Lodging - 3.4%
Royal Caribbean Cruises Ltd.	2,320	$48,140
Wyndham Worldwide	5,360	84,206

		$132,346

General Merchandise - 1.8%
Macy’s, Inc.	4,010	$72,100

Insurance - 12.8%
Allstate Corp.	1,540	$71,025
Aspen Insurance Holdings Ltd.	1,560	42,900
Conseco, Inc. (a)	3,760	13,235
Genworth Financial, Inc., “A”	6,550	56,396
Hartford Financial Services Group, Inc.	1,120	45,909
Max Capital Group Ltd.	3,650	84,789
MetLife, Inc.	660	36,960
PartnerRe Ltd.	280	19,065
Travelers Cos., Inc.	2,890	130,628

		$500,907

Machinery & Tools - 3.9%
Kennametal, Inc.	2,820	$76,478
Timken Co.	2,760	78,246

		$154,724

Major Banks - 6.2%
Bank of America Corp.	2,276	$79,660
Bank of New York Mellon Corp.	1,240	40,399
JPMorgan Chase & Co.	1,980	92,466
State Street Corp.	550	31,284

		$243,809

Medical & Health Technology & Services - 1.8%
DaVita, Inc. (a)	1,260	$71,833

Medical Equipment - 3.4%
Advanced Medical Optics, Inc. (a)	3,960	$70,409
Cooper Cos., Inc.	1,240	43,102
Zimmer Holdings, Inc. (a)	300	19,368

		$132,879

Metals & Mining - 0.5%
Century Aluminum Co. (a)	670	$18,552

Natural Gas - Pipeline - 0.8%
Williams Cos., Inc.	1,310	$30,982

Oil Services - 3.8%
Exterran Holdings, Inc. (a)	930	$29,723
Halliburton Co.	440	14,252
Helix Energy Solutions Group, Inc. (a)	1,700	41,276

1

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited) - continued

MFS Strategic Value Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Oil Services - continued
Noble Corp.	1,460	$64,094

		$149,345

Other Banks & Diversified Financials - 1.1%
East West Bancorp, Inc.	1,670	$22,879
Sovereign Bancorp, Inc.	4,920	19,434

		$42,313

Pharmaceuticals - 3.0%
Merck KGaA	100	$10,735
Roche Holding AG	360	56,119
Wyeth	1,350	49,869

		$116,723

Specialty Stores - 1.6%
AnnTaylor Stores Corp. (a)	1,750	$36,120
Nordstrom, Inc.	860	24,785

		$60,905

Telecommunications - Wireless - 0.2%
America Movil S.A.B. de C.V., “L”, ADR	210	$9,736

Telephone Services - 3.7%
AT&T, Inc.	1,460	$40,763
Embarq Corp.	1,400	56,770
Verizon Communications, Inc.	1,505	48,295

		$145,828

Tobacco - 2.4%
Lorillard, Inc.	320	$22,768
Philip Morris International, Inc.	1,460	70,226

		$92,994

Utilities - Electric Power - 6.3%
American Electric Power Co., Inc.	1,220	$45,177
CMS Energy Corp.	2,390	29,803
DPL, Inc.	1,690	41,912
NRG Energy, Inc. (a)	1,250	30,937
Pepco Holdings, Inc.	1,890	43,300
PG&E Corp.	1,530	57,298

		$248,427

Total Common Stocks		$3,686,348

REPURCHASE AGREEMENTS - 5.8%
Morgan Stanley, 1.50%, dated 9/30/08, due 10/01/08, total to be received $226,009, (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	226,000	$226,000

Total Investments		$3,912,348

OTHER ASSETS, LESS LIABILITIES - 0.2%		8,774

NET ASSETS - 100.0%		$3,921,122

(a)	Non-income producing security.

The following abbreviations are used in this report and are defined:

ADR    American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Strategic Value Portfolio

Supplemental Information (Unaudited) 9/30/08

(1)	Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of September 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$3,495,064	$417,284	$—	$3,912,348
Other Financial Instruments	$—	$—	$—	$—

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$4,671,444

Gross unrealized appreciation	$74,540
Gross unrealized depreciation	(833,636)

Net unrealized appreciation (depreciation)	$(759,096)

The aggregate cost above includes prior fiscal year end tax adjustments.

3

MFS® Technology Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/08

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited)

MFS Technology Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 97.1%
Business Services - 1.5%
Western Union Co.	8,600	$212,162

Computer Software - 24.4%
Akamai Technologies, Inc. (a)	17,200	$299,968
Citrix Systems, Inc. (a)	8,200	207,132
MicroStrategy, Inc., “A” (a)(s)	15,480	921,524
MSC Software Corp. (a)	35,226	376,918
Oracle Corp. (a)(s)	35,730	725,676
VeriSign, Inc. (a)(s)	36,492	951,711

		$3,482,929

Computer Software - Systems - 13.7%
Apple, Inc. (a)	5,360	$609,218
Hewlett-Packard Co.	17,300	799,952
International Business Machines Corp. (s)	4,670	546,203

		$1,955,373

Electronics - 34.9%
ASML Holding N.V.	8,600	$151,446
Flextronics International Ltd. (a)(s)	85,370	604,420
GT Solar International, Inc. (a)	34,680	376,278
Intel Corp. (s)	26,738	500,803
Intersil Corp., “A”	13,400	222,172
Marvell Technology Group Ltd. (a)	55,448	515,666
MEMC Electronic Materials, Inc. (a)	5,800	163,908
MKS Instruments, Inc. (a)	9,100	181,181
National Semiconductor Corp.	8,500	146,285
Nintendo Co. Ltd.	1,100	457,914
RF Micro Devices, Inc. (a)	113,100	330,252
Samsung Electronics Co. Ltd., GDR	1,830	420,181
SanDisk Corp. (a)	46,800	914,940

		$4,985,446

Internet - 2.8%
Google, Inc., “A” (a)(s)	1,010	$404,525

Leisure & Toys - 4.8%
Take-Two Interactive Software, Inc.	26,470	$434,108
THQ, Inc. (a)	20,200	243,208

		$677,316

Network & Telecom - 13.7%
Ciena Corp. (a)	29,800	$300,384
High Tech Computer Corp.	27,000	419,668
Nokia Corp., ADR	38,650	720,823
Research in Motion Ltd. (a)	7,428	507,332

		$1,948,207

Personal Computers & Peripherals - 1.3%
NetApp, Inc. (a)	10,400	$189,592

Total Common Stocks		$13,855,550

BONDS - 1.9%
Broadcasting - 1.9%
Sirius Satellite Radio, Inc. 9.625%, 2013	495,000	$267,300

Total Bonds		$267,300

Issuer/Expiration Date/ Strike Price	Number of Contracts	Value ($)
CALL OPTIONS PURCHASED - 0.0%
MicroStrategy, Inc. - October 2008 @ $80 (a)	64	$640

PUT OPTIONS PURCHASED - 2.1%
Adobe Systems, Inc. - January 2009 @ $42.5 (a)	318	$162,180
FactSet Research Systems, Inc. - December 2008 @ $60 (a)	133	142,310

Total Put Options Purchased		$304,490

Issuer	Shares/Par	Value ($)
SHORT-TERM OBLIGATIONS - 0.5%
Toyota Motor Credit Corp., 5%, due 10/01/08 (y)	$62,000	$62,000

REPURCHASE AGREEMENTS - 0.6%
Morgan Stanley, 1.50%, dated 9/30/08, due 10/01/08, total to be received $90,004 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$90,000	$90,000

Total Investments		$14,579,980

SECURITIES SOLD SHORT - (3.7)%
Adobe Systems, Inc. (a)	(10,100)	$(398,647)
FactSet Research Systems, Inc.	(2,600)	(135,850)

Total Securities Sold Short		$(534,497)

OTHER ASSETS, LESS LIABILITIES - 1.5%		221,098

NET ASSETS - 100.0%		$14,266,581

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At September 30, 2008, the value of securities pledged amounted to $1,444,058.

(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Technology Portfolio

Supplemental Information (Unaudited) 9/30/08

(1)	Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of September 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$12,328,421	$1,717,062	$—	$14,045,483
Other Financial Instruments	$—	$—	$—	$—

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$19,615,303

Gross unrealized appreciation	$36,054
Gross unrealized depreciation	(5,071,377)

Net unrealized appreciation (depreciation)	$(5,035,323)

The aggregate cost above includes prior fiscal year end tax adjustments.

2

MFS® Total Return Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/08

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited)

MFS Total Return Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 57.5%
Aerospace - 3.3%
Lockheed Martin Corp.	237,850	$26,085,009
Northrop Grumman Corp.	187,130	11,328,849
Raytheon Co.	16,040	858,299
United Technologies Corp.	224,690	13,494,880

		$51,767,037

Alcoholic Beverages - 0.7%
Diageo PLC	458,032	$7,753,566
Heineken N.V.	48,140	1,939,925
Molson Coors Brewing Co.	24,400	1,140,699

		$10,834,190

Apparel Manufacturers - 0.7%
NIKE, Inc., “B”	157,050	$10,506,644

Automotive - 0.7%
Harley-Davidson, Inc. (l)	69,570	$2,594,960
Johnson Controls, Inc.	276,240	8,378,358

		$10,973,318

Biotechnology - 0.4%
Amgen, Inc. (a)	47,290	$2,802,877
Genzyme Corp. (a)	40,000	3,235,600

		$6,038,477

Broadcasting - 1.3%
Omnicom Group, Inc.	259,860	$10,020,202
Walt Disney Co.	300,340	9,217,435
WPP Group PLC	216,410	1,756,268

		$20,993,905

Brokerage & Asset Managers - 2.0%
Deutsche Boerse AG	29,410	$2,681,222
Franklin Resources, Inc.	74,850	6,596,531
Goldman Sachs Group, Inc.	115,870	14,831,360
Invesco Ltd.	119,580	2,508,788
Merrill Lynch & Co., Inc.	192,320	4,865,696

		$31,483,597

Business Services - 1.1%
Accenture Ltd., “A”	160,090	$6,083,420
Automatic Data Processing, Inc.	77,720	3,322,530
Fidelity National Information Services, Inc.	114,590	2,115,331
Lender Processing Services, Inc.	57,250	1,747,270
Visa, Inc., “A”	47,160	2,895,152
Western Union Co.	51,250	1,264,338

		$17,428,041

Cable TV - 0.2%
Time Warner Cable, Inc., “A” (a)(l)	134,600	$3,257,320

Chemicals - 1.4%
3M Co.	146,950	$10,038,155
PPG Industries, Inc.	215,020	12,539,966

		$22,578,121

Computer Software - 1.2%
Oracle Corp. (a)	872,530	$17,721,084
Synopsys, Inc. (a)	18,940	377,853

		$18,098,937

Computer Software - Systems - 1.2%
Hewlett-Packard Co.	45,030	$2,082,187
International Business Machines Corp.	138,180	16,161,533

		$18,243,720

Construction - 0.5%
Masco Corp.	69,880	$1,253,647
Pulte Homes, Inc.	215,710	3,013,469
Sherwin-Williams Co.	47,810	2,732,820
Toll Brothers, Inc. (a)	10,380	261,887

		$7,261,823

Consumer Goods & Services - 0.8%
Clorox Co.	90,910	$5,699,148
Procter & Gamble Co.	107,550	7,495,160

		$13,194,308

Electrical Equipment - 1.1%
Danaher Corp.	61,240	$4,250,056
General Electric Co.	72,080	1,838,040
W.W. Grainger, Inc.	89,440	7,778,597
WESCO International, Inc. (a)	104,050	3,348,329

		$17,215,022

Electronics - 0.9%
Flextronics International Ltd. (a)	426,490	$3,019,549
Intel Corp.	553,700	10,370,801

		$13,390,350

Energy - Independent - 2.4%
Anadarko Petroleum Corp.	46,560	$2,258,626
Apache Corp.	159,140	16,595,119
Devon Energy Corp.	132,480	12,082,176
EOG Resources, Inc.	32,540	2,911,028
Sunoco, Inc.	55,400	1,971,132
Ultra Petroleum Corp. (a)	23,410	1,295,509

		$37,113,590

Energy - Integrated - 5.7%
Chevron Corp.	157,287	$12,973,032
ConocoPhillips	53,360	3,908,620
Exxon Mobil Corp.	401,276	31,163,094
Hess Corp.	151,360	12,423,629
Marathon Oil Corp.	242,730	9,677,645
TOTAL S.A., ADR	314,760	19,099,637

		$89,245,657

Engineering - Construction - 0.0%
North American Energy Partners, Inc. (a)	74,360	$771,113

Food & Beverages - 2.5%
Coca-Cola Co.	46,650	$2,466,852
General Mills, Inc.	52,490	3,607,113
Kellogg Co.	138,250	7,755,825
Nestle S.A.	333,963	14,444,588
Pepsi Bottling Group, Inc.	10,350	301,910

1

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited) - continued

MFS Total Return Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Food & Beverages - continued
PepsiCo, Inc.	155,530	$11,084,623

		$39,660,911

Food & Drug Stores - 1.2%
CVS Caremark Corp.	351,272	$11,823,816
Kroger Co.	122,840	3,375,643
Walgreen Co.	134,650	4,168,764

		$19,368,223

Furniture & Appliances - 0.3%
Jarden Corp. (a)(l)	181,770	$4,262,507

Gaming & Lodging - 0.6%
Royal Caribbean Cruises Ltd. (l)	319,430	$6,628,173
Wyndham Worldwide	219,110	3,442,218

		$10,070,391

General Merchandise - 0.9%
Macy’s, Inc.	515,820	$9,274,444
Wal-Mart Stores, Inc.	80,610	4,827,733

		$14,102,177

Health Maintenance Organizations - 0.6%
UnitedHealth Group, Inc.	128,930	$3,273,533
WellPoint, Inc. (a)	119,480	5,588,080

		$8,861,613

Insurance - 4.7%
Allstate Corp.	430,440	$19,851,893
Aon Corp.	25,930	1,165,813
Aspen Insurance Holdings Ltd.	67,740	1,862,850
Chubb Corp.	43,300	2,377,170
Conseco, Inc. (a)	148,680	523,354
Genworth Financial, Inc., “A”	827,020	7,120,642
Hartford Financial Services Group, Inc.	64,710	2,652,463
Max Capital Group Ltd.	148,540	3,450,584
MetLife, Inc.	368,400	20,630,400
PartnerRe Ltd.	11,900	810,271
Prudential Financial, Inc.	59,310	4,270,320
Travelers Cos., Inc.	188,700	8,529,240

		$73,245,000

Internet - 0.0%
Google, Inc., “A” (a)	560	$224,291

Machinery & Tools - 0.9%
Eaton Corp.	84,350	$4,738,783
Ingersoll-Rand Co. Ltd., “A”	46,710	1,455,951
Kennametal, Inc.	115,880	3,142,666
Timken Co.	165,960	4,704,966

		$14,042,366

Major Banks - 5.7%
Bank of America Corp.	594,400	$20,804,000
Bank of New York Mellon Corp.	499,665	16,279,086
JPMorgan Chase & Co.	569,422	26,592,007
PNC Financial Services Group, Inc.	135,870	10,149,489
State Street Corp.	187,330	10,655,330
SunTrust Banks, Inc.	112,170	5,046,528

		$89,526,440

Medical & Health Technology & Services - 0.2%
DaVita, Inc. (a)	52,000	$2,964,520

Medical Equipment - 0.6%
Advanced Medical Optics, Inc. (a)	158,770	$2,822,931
Cooper Cos., Inc.	49,700	1,727,572
Zimmer Holdings, Inc. (a)	64,020	4,133,131

		$8,683,634

Metals & Mining - 0.0%
Century Aluminum Co. (a)	25,120	$695,573

Natural Gas - Distribution - 0.2%
Sempra Energy	68,910	$3,477,888

Natural Gas - Pipeline - 0.6%
El Paso Corp.	206,410	$2,633,792
Williams Cos., Inc.	261,130	6,175,725

		$8,809,517

Network & Telecom - 0.2%
Cisco Systems, Inc. (a)	36,830	$830,885
Nokia Corp., ADR	123,190	2,297,494

		$3,128,379

Oil Services - 0.6%
Exterran Holdings, Inc. (a)	40,600	$1,297,576
Halliburton Co.	84,910	2,750,235
Helix Energy Solutions Group, Inc. (a)	69,180	1,679,690
Noble Corp.	98,420	4,320,638

		$10,048,139

Other Banks & Diversified Financials - 0.4%
American Express Co.	61,500	$2,178,945
East West Bancorp, Inc. (l)	65,980	903,926
New York Community Bancorp, Inc.	64,930	1,090,175
Sovereign Bancorp, Inc.	596,030	2,354,319

		$6,527,365

Pharmaceuticals - 3.1%
Abbott Laboratories	29,260	$1,684,791
GlaxoSmithKline PLC	98,560	2,129,329
Johnson & Johnson	179,150	12,411,512
Merck & Co., Inc.	358,350	11,309,526
Merck KGaA	29,510	3,168,044
Pfizer, Inc.	70,380	1,297,807
Roche Holding AG	14,830	2,311,803
Wyeth	383,870	14,180,158

		$48,492,970

Railroad & Shipping - 0.2%
Burlington Northern Santa Fe Corp.	28,890	$2,670,303

Specialty Chemicals - 0.3%
Air Products & Chemicals, Inc.	75,420	$5,165,516

Specialty Stores - 0.5%
AnnTaylor Stores Corp. (a)	75,200	$1,552,128
Nordstrom, Inc.	34,770	1,002,071
Staples, Inc.	218,400	4,914,000

		$7,468,199

2

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited) - continued

MFS Total Return Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Telecommunications - Wireless - 0.4%
America Movil S.A.B. de C.V., “L”, ADR	8,860	$410,750
Rogers Communications, Inc., “B”	96,280	3,122,937
Vodafone Group PLC, ADR	123,937	2,739,008

		$6,272,695

Telephone Services - 2.2%
AT&T, Inc.	757,196	$21,140,912
Embarq Corp.	232,719	9,436,755
Verizon Communications, Inc.	100,680	3,230,821

		$33,808,488

Tobacco - 1.7%
Altria Group, Inc.	70,680	$1,402,291
Lorillard, Inc.	77,280	5,498,472
Philip Morris International, Inc.	416,030	20,011,043

		$26,911,806

Trucking - 0.2%
United Parcel Service, Inc., “B”	58,290	$3,665,858

Utilities - Electric Power - 3.1%
American Electric Power Co., Inc.	140,880	$5,216,786
CMS Energy Corp.	98,590	1,229,417
Dominion Resources, Inc.	100,798	4,312,138
DPL, Inc.	77,130	1,912,824
Entergy Corp.	26,100	2,323,161
FPL Group, Inc.	155,900	7,841,770
NRG Energy, Inc. (a)(l)	191,050	4,728,488
Pepco Holdings, Inc.	78,800	1,805,308
PG&E Corp.	266,590	9,983,796
PPL Corp.	118,940	4,403,159
Public Service Enterprise Group, Inc.	144,560	4,740,122

		$48,496,969

Total Common Stocks		$901,046,908

BONDS - 41.7%
Agency - Other - 0.0%
Financing Corp., 9.65%, 2018	$490,000	$673,329

Asset Backed & Securitized - 2.8%
Banc of America Commercial Mortgage, Inc., 5.935%, 2017	$800,000	$683,699
Banc of America Commercial Mortgage, Inc., FRN, 5.482%, 2049	448,627	343,435
Bayview Financial Revolving Mortgage Loan Trust, FRN, 4.508%, 2040 (z)	1,850,000	1,332,415
BlackRock Capital Finance LP, 7.75%, 2026 (n)	162,306	47,069
Chase Commercial Mortgage Securities Corp., 7.543%, 2032	53,472	53,492
Citigroup Commercial Mortgage Trust, FRN, 5.888%, 2017	4,050,000	3,461,612
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	1,360,000	1,134,957
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035	12,242	11,987
Countrywide Asset-Backed Certificates, FRN, 4.823%, 2035	239,644	235,861
Countrywide Asset-Backed Certificates, FRN, 5.689%, 2046	1,120,000	844,887
Credit Suisse Commercial Mortgage Trust, 5.509%, 2039	1,449,204	1,159,341
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	893,965	703,714
Credit Suisse Mortgage Capital Certificate, FRN, 5.695%, 2017	1,881,580	1,593,323
GE Commercial Mortgage Corp., FRN, 5.517%, 2044	1,330,000	1,078,939
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	1,316,000	697,738
Greenwich Capital Commercial Funding Corp., 4.305%, 2042	1,644,482	1,611,806
Greenwich Capital Commercial Funding Corp., FRN, 5.317%, 2036	625,465	589,264
JPMorgan Chase Commercial Mortgage Securities Corp, 6.007%, 2049	1,300,000	1,112,333
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	1,620,000	1,347,251
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045	1,012,000	890,299
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.378%, 2041	1,985,000	1,854,451
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	2,420,000	2,131,744
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.065%, 2045	2,420,000	2,188,260
Merrill Lynch Mortgage Trust, FRN, 6.022%, 2050	999,000	565,489
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.652%, 2039	1,140,000	933,897
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 2050	1,881,580	1,607,226
Morgan Stanley Capital I, Inc., FRN, 0.775%, 2030 (i)(n)	14,584,692	298,827
Multi-Family Capital Access One, Inc., 6.65%, 2024	187,388	187,056
Nomura Asset Securities Corp., FRN, 9.943%, 2027 (z)	2,456,418	2,635,654
Residential Asset Mortgage Products, Inc., FRN, 4.97%, 2034	931,000	898,365
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035	1,405,000	625,497
Spirit Master Funding LLC, 5.05%, 2023 (z)	1,538,528	1,141,254
Structured Asset Securities Corp., FRN, 4.67%, 2035	1,674,886	1,429,200
Wachovia Bank Commercial Mortgage Trust, 6.099%, 2017	1,300,000	1,118,495
Wachovia Bank Commercial Mortgage Trust, 4.75%, 2044	2,500,000	2,075,277

3

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited) - continued

MFS Total Return Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Asset Backed & Securitized - continued
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041	$2,000,000	$1,787,488
Wachovia Bank Commercial Mortgage Trust, FRN, 6.158%, 2045	1,660,000	1,389,492
Wachovia Bank Commercial Mortgage Trust, FRN, 5.795%, 2045	1,710,000	1,401,033

		$43,202,127

Broadcasting - 0.2%
CBS Corp., 6.625%, 2011	$1,595,000	$1,550,973
News America, Inc., 8.5%, 2025	1,154,000	1,166,047

		$2,717,020

Brokerage & Asset Managers - 0.5%
Goldman Sachs Group, Inc., 5.625%, 2017	$2,111,000	$1,498,360
Lehman Brothers Holdings, Inc., 6.5%, 2017 (d)	1,640,000	2,050
Merrill Lynch & Co., Inc., 6.15%, 2013	1,220,000	1,127,350
Merrill Lynch & Co., Inc., 6.11%, 2037	1,440,000	999,671
Morgan Stanley, 3.875%, 2009	2,120,000	1,950,438
Morgan Stanley, 6.75%, 2011	1,530,000	1,132,376
Morgan Stanley, 5.75%, 2016	1,145,000	710,036
Morgan Stanley, 6.625%, 2018	755,000	499,652

		$7,919,933

Building - 0.1%
CRH America, Inc., 6.95%, 2012	$1,847,000	$1,846,980

Business Services - 0.1%
Xerox Corp., 5.5%, 2012	$920,000	$877,165

Cable TV - 0.1%
Cox Communications, Inc., 4.625%, 2013	$1,167,000	$1,078,791
Time Warner Entertainment Co. LP, 8.375%, 2033	1,330,000	1,264,374

		$2,343,165

Chemicals - 0.1%
PPG Industries, Inc., 5.75%, 2013	$923,000	$914,777

Conglomerates - 0.2%
General Electric Co., 5.25%, 2017	$940,000	$822,530
Kennametal, Inc., 7.2%, 2012	1,780,000	1,842,088

		$2,664,618

Consumer Goods & Services - 0.3%
Fortune Brands, Inc., 5.125%, 2011	$1,671,000	$1,678,932
Western Union Co., 5.4%, 2011	2,300,000	2,320,357

		$3,999,289

Defense Electronics - 0.0%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$753,000	$702,747

Electronics - 0.1%
Tyco Electronics Group S.A., 6.55%, 2017	$1,492,000	$1,435,731

Emerging Market Quasi-Sovereign - 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	$1,130,000	$1,093,569

Emerging Market Sovereign - 0.1%
State of Israel, 4.625%, 2013	$981,000	$987,896

Energy - Independent - 0.2%
Nexen, Inc., 5.875%, 2035	$358,000	$268,049
Ocean Energy, Inc., 7.25%, 2011	2,246,000	2,344,321

		$2,612,370

Energy - Integrated - 0.1%
Petro-Canada, 6.05%, 2018	$1,794,000	$1,566,002

Financial Institutions - 0.5%
American Express Co., 5.5%, 2016	$2,171,000	$1,852,812
Capital One Financial Corp., 6.15%, 2016	1,540,000	1,155,739
General Electric Capital Corp., 5.45%, 2013	179,000	167,230
General Electric Capital Corp., 5.375%, 2016	740,000	653,032
HSBC Finance Corp., 5.25%, 2011	1,510,000	1,483,634
ORIX Corp., 5.48%, 2011	2,290,000	2,104,212

		$7,416,659

Food & Beverages - 0.5%
Diageo Finance B.V., 5.5%, 2013	$2,560,000	$2,576,668
Dr. Pepper Snapple Group, Inc., 6.12%, 2013 (z)	450,000	446,617
Dr. Pepper Snapple Group, Inc., 6.82%, 2018 (n)	571,000	551,162
Kraft Foods, Inc., 6.125%, 2018	970,000	905,733
Miller Brewing Co., 5.5%, 2013 (n)	2,985,000	2,944,789

		$7,424,969

Food & Drug Stores - 0.1%
CVS Caremark Corp., 6.125%, 2016	$1,140,000	$1,101,353

Gaming & Lodging - 0.1%
Marriott International, Inc., 6.375%, 2017	$1,360,000	$1,226,311
Wyndham Worldwide Corp., 6%, 2016	1,146,000	977,846

		$2,204,157

Insurance - 0.1%
American International Group, Inc., 8.25%, 2018 (z)	$670,000	$389,252
American International Group, Inc., 6.25%, 2037	1,620,000	259,553
ING Groep N.V., 5.775% to 2015, FRN to 2049	1,405,000	1,122,707

4

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited) - continued

MFS Total Return Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Insurance - continued
Metropolitan Life Global Funding, 5.125%, 2013 (n)	$590,000	$573,171

		$2,344,683

Insurance - Property & Casualty - 0.4%
Allstate Corp., 6.125%, 2032	$1,617,000	$1,357,027
Chubb Corp., 6.375% to 2017, FRN to 2067	2,340,000	1,784,423
Fund American Cos., Inc., 5.875%, 2013	1,110,000	823,205
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2032 (n)	500,000	341,050
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)	2,080,000	1,393,600

		$5,699,305

International Market Quasi-Sovereign - 0.2%
Hydro-Quebec, 6.3%, 2011	$2,256,000	$2,424,501

International Market Sovereign - 0.2%
Province of Ontario, 5%, 2011	$2,280,000	$2,400,452

Machinery & Tools - 0.1%
Atlas Copco AB, 5.6%, 2017 (n)	$1,760,000	$1,710,060

Major Banks - 0.7%
Bank of America Corp., 5.49%, 2019	$729,000	$564,734
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	700,000	486,640
DBS Group Holdings Ltd., 7.657% to 2011, FRN to 2049 (n)	1,476,000	1,503,276
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	1,638,000	1,239,653
Natixis S.A., 10% to 2018, FRN to 2049 (n)	1,900,000	1,763,181
PNC Funding Corp., 5.625%, 2017	1,180,000	1,045,315
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)	390,000	290,648
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	1,509,000	1,446,195
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	1,610,000	1,370,158
Wachovia Corp., 5.25%, 2014	787,000	482,577

		$10,192,377

Medical & Health Technology & Services - 0.3%
Baxter International, Inc., 5.9%, 2016	$1,352,000	$1,357,107
Cardinal Health, Inc., 5.8%, 2016	856,000	799,641
HCA, Inc., 8.75%, 2010	135,000	132,975
Hospira, Inc., 5.55%, 2012	570,000	569,687
Hospira, Inc., 6.05%, 2017	2,020,000	1,925,957

		$4,785,367

Metals & Mining - 0.1%
ArcelorMittal, 6.125%, 2018 (n)	$1,820,000	$1,612,722

Mortgage Backed - 16.9%
Fannie Mae, 4.01%, 2013	$186,115	$177,001
Fannie Mae, 4.589%, 2014	1,082,349	1,049,055
Fannie Mae, 4.63%, 2014	464,942	450,974
Fannie Mae, 4.848%, 2014	810,484	793,906
Fannie Mae, 4.88%, 2014	315,263	308,255
Fannie Mae, 4.56%, 2015	308,767	296,077
Fannie Mae, 4.7%, 2015	665,251	642,492
Fannie Mae, 4.78%, 2015	441,188	426,490
Fannie Mae, 4.856%, 2015	315,417	303,540
Fannie Mae, 4.926%, 2015	2,753,557	2,693,088
Fannie Mae, 4.997%, 2015	138,346	135,487
Fannie Mae, 5.1%, 2015	750,000	726,608
Fannie Mae, 5.09%, 2016	460,000	448,456
Fannie Mae, 5.27%, 2016	545,000	536,993
Fannie Mae, 5.5%, 2016 - 2038	73,097,571	73,194,535
Fannie Mae, 5.05%, 2017	460,000	447,198
Fannie Mae, 6%, 2017 - 2038	42,358,717	43,063,592
Fannie Mae, 4.5%, 2018 - 2035	8,063,707	7,810,447
Fannie Mae, 5%, 2018 - 2037	27,988,420	27,555,658
Fannie Mae, 5.37%, 2018	600,000	580,177
Fannie Mae, 7.5%, 2030 - 2031	272,629	294,432
Fannie Mae, 6.5%, 2031 - 2037	12,741,103	13,117,907
Freddie Mac, 6%, 2016 - 2037	18,351,820	18,638,275
Freddie Mac, 5%, 2017 - 2035	22,355,040	21,932,935
Freddie Mac, 4.5%, 2018 - 2035	8,459,705	8,272,383
Freddie Mac, 5.5%, 2019 - 2037	20,263,290	20,253,385
Freddie Mac, 6.5%, 2034 - 2038	5,040,523	5,180,947
Ginnie Mae, 4.5%, 2033 - 2034	1,414,942	1,346,194
Ginnie Mae, 5%, 2033 - 2034	1,493,148	1,466,512
Ginnie Mae, 5.5%, 2033 - 2035	6,672,381	6,695,020
Ginnie Mae, 6%, 2033 - 2038	5,770,780	5,867,919

		$264,705,938

Municipals - 0.4%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$2,320,000	$2,263,253
Massachusetts Bay Transportation Authority Sales Tax Rev., “A”, 5.25%, 2033	625,000	610,563
Massachusetts Bay Transportation Authority Sales Tax Rev., “A”, 5.25%, 2034	685,000	668,875
Massachusetts Bay Transportation Authority Sales Tax Rev., “A-1”, 5.25%, 2033	1,290,000	1,267,103
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2030	795,000	809,095
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2035	1,265,000	1,293,500

		$6,912,389

Natural Gas - Pipeline - 0.3%
CenterPoint Energy, Inc., 7.875%, 2013	$1,285,000	$1,318,988
Enterprise Products Operating LLC, 6.5%, 2019	966,000	899,914
Kinder Morgan Energy Partners LP, 6.75%, 2011	740,000	749,332

5

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited) - continued

MFS Total Return Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Natural Gas - Pipeline - continued
Kinder Morgan Energy Partners LP, 7.4%, 2031	$804,000	$743,820
Kinder Morgan Energy Partners LP, 7.75%, 2032	590,000	563,087
Spectra Energy Capital LLC, 8%, 2019	987,000	1,024,247

		$5,299,388

Network & Telecom - 0.7%
AT&T, Inc., 6.5%, 2037	$1,157,000	$984,237
BellSouth Corp., 6.55%, 2034	1,472,000	1,261,990
Deutsche Telekom International Finance B.V., 5.75%, 2016	1,546,000	1,379,078
Telecom Italia Capital, 5.25%, 2013	752,000	667,167
Telefonica Europe B.V., 7.75%, 2010	750,000	765,720
TELUS Corp., 8%, 2011	2,058,000	2,179,566
Verizon New York, Inc., 6.875%, 2012	4,213,000	4,212,831

		$11,450,589

Oil Services - 0.1%
Weatherford International Ltd., 6.35%, 2017	$520,000	$481,275
Weatherford International Ltd., 6%, 2018	1,281,000	1,150,098

		$1,631,373

Oils - 0.1%
Valero Energy Corp., 6.875%, 2012	$1,193,000	$1,225,026

Other Banks & Diversified Financials - 0.4%
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	$1,019,000	$827,358
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	2,370,000	1,826,180
UFJ Finance Aruba AEC, 6.75%, 2013	1,624,000	1,702,775
Woori Bank, 6.125% to 2011, FRN to 2016 (n)	2,715,000	2,466,958

		$6,823,271

Pharmaceuticals - 0.1%
Allergan, Inc., 5.75%, 2016	$1,720,000	$1,654,164
GlaxoSmithKline Capital, Inc., 4.85%, 2013	592,000	581,181

		$2,235,345

Pollution Control - 0.1%
Waste Management, Inc., 7.375%, 2010	$1,341,000	$1,388,644

Railroad & Shipping - 0.1%
CSX Corp., 6.75%, 2011	$72,000	$73,579
CSX Corp., 7.9%, 2017	1,350,000	1,368,279

		$1,441,858

Real Estate - 0.4%
Boston Properties, Inc., REIT, 5%, 2015	$369,000	$328,397
HRPT Properties Trust, REIT, 6.25%, 2016	1,945,000	1,677,485
ProLogis, REIT, 5.75%, 2016	1,992,000	1,735,725
Simon Property Group, Inc., REIT, 5.1%, 2015	1,070,000	945,301
Simon Property Group, Inc., REIT, 5.875%, 2017	1,131,000	999,710
Vornado Realty Trust, REIT, 4.75%, 2010	189,000	185,483

		$5,872,101

Retailers - 0.2%
Home Depot, Inc., 5.25%, 2013	$495,000	$455,833
Home Depot, Inc., 5.875%, 2036	137,000	97,270
Limited Brands, Inc., 5.25%, 2014	1,123,000	940,021
Macy’s Retail Holdings, Inc., 5.35%, 2012	540,000	497,281
Wal-Mart Stores, Inc., 5.25%, 2035	2,241,000	1,791,310

		$3,781,715

Supermarkets - 0.0%
Kroger Co., 5%, 2013	$584,000	$557,539

Telecommunications - Wireless - 0.2%
Cingular Wireless LLC, 6.5%, 2011	$693,000	$705,370
Nextel Communications, Inc., 5.95%, 2014	2,055,000	1,376,850
Rogers Communications, Inc., 6.8%, 2018	1,554,000	1,470,131
Vodafone Group PLC, 5.625%, 2017	405,000	360,005

		$3,912,356

Tobacco - 0.1%
Philip Morris International, Inc., 4.875%, 2013	$2,350,000	$2,316,019

U.S. Government Agencies - 1.8%
Fannie Mae, 6.625%, 2009 - 2010	$9,527,000	$9,999,515
Fannie Mae, 6%, 2011	1,539,000	1,642,956
Freddie Mac, 5.5%, 2017	8,500,000	8,993,230
Small Business Administration, 4.77%, 2024	781,903	759,267
Small Business Administration, 4.99%, 2024	1,097,874	1,074,307
Small Business Administration, 5.18%, 2024	1,288,129	1,278,311
Small Business Administration, 5.09%, 2025	1,253,637	1,232,933
Small Business Administration, 5.11%, 2025	2,478,115	2,436,136
Small Business Administration, 5.39%, 2025	907,682	907,166

		$28,323,821

U.S. Treasury Obligations - 10.1%
U.S. Treasury Bonds, 4.75%, 2017	$11,980,000	$12,841,997

6

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited) - continued

MFS Total Return Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
U.S. Treasury Obligations - continued
U.S. Treasury Bonds, 8%, 2021	$320,000	$437,850
U.S. Treasury Bonds, 6%, 2026	4,359,000	5,172,224
U.S. Treasury Bonds, 6.75%, 2026	4,751,000	6,099,467
U.S. Treasury Bonds, 5.375%, 2031	9,094,000	10,333,767
U.S. Treasury Bonds, 5%, 2037	9,098,000	10,120,815
U.S. Treasury Notes, 4.5%, 2009	16,770,000	17,022,858
U.S. Treasury Notes, 4.875%, 2009	12,689,000	13,013,166
U.S. Treasury Notes, 6.5%, 2010	10,736,000	11,412,873
U.S. Treasury Notes, 2.625%, 2010	30,589,000	30,930,740
U.S. Treasury Notes, 5.125%, 2011	1,775,000	1,915,197
U.S. Treasury Notes, 4.625%, 2012	1,800,000	1,928,531
U.S. Treasury Notes, 4.125%, 2012	8,753,000	9,225,522
U.S. Treasury Notes, 4%, 2012	1,910,000	2,006,843
U.S. Treasury Notes, 3.875%, 2013	6,631,000	6,899,867
U.S. Treasury Notes, 3.5%, 2013	7,000,000	7,171,717
U.S. Treasury Notes, 4.25%, 2013	2,775,000	2,945,618
U.S. Treasury Notes, 4.25%, 2013	2,533,000	2,693,291
U.S. Treasury Notes, 4%, 2015	4,591,000	4,821,266
U.S. Treasury Notes, 4.5%, 2015	868,000	927,946
U.S. Treasury Notes, 5.125%, 2016	488,000	537,029

		$158,458,584

Utilities - Electric Power - 1.4%
Bruce Mansfield Unit, 6.85%, 2034	$2,580,000	$2,683,602
E.ON International Finance B.V., 5.8%, 2018 (n)	1,430,000	1,366,734
EDP Finance B.V., 6%, 2018 (n)	1,139,000	1,089,916
Enel Finance International S.A., 6.25%, 2017 (n)	1,595,000	1,586,850
Exelon Generation Co. LLC, 6.95%, 2011	2,652,000	2,685,601
Exelon Generation Co. LLC, 6.2%, 2017	930,000	817,303
FirstEnergy Corp., 6.45%, 2011	2,246,000	2,256,713
MidAmerican Energy Holdings Co., 5.875%, 2012	535,000	530,303
MidAmerican Funding LLC, 6.927%, 2029	2,762,000	2,942,690
Oncor Electric Delivery Co., 7%, 2022	1,582,000	1,437,809
Pacific Gas & Electric Co., 4.8%, 2014	425,000	400,303
PSEG Power LLC, 6.95%, 2012	1,177,000	1,200,528
PSEG Power LLC, 5.5%, 2015	911,000	821,877
System Energy Resources, Inc., 5.129%, 2014 (n)	716,972	712,792
Waterford 3 Funding Corp., 8.09%, 2017	1,948,203	1,974,971

		$22,507,992

Total Bonds		$653,717,271

SHORT-TERM OBLIGATIONS - 0.0%
Toyota Motor Credit Corp., 5%, due 10/01/08 (y)	$23,000	$23,000

REPURCHASE AGREEMENTS - 0.5%
Morgan Stanley, 1.50%, dated 9/30/08, due 10/1/08, total to be received $7,192,300, (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	7,192,000	$7,192,000

COLLATERAL FOR SECURITIES LOANED - 0.7%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	11,864,175	$11,864,175

Total Investments		$1,573,843,354

OTHER ASSETS, LESS LIABILITIES - (0.4)%		(5,850,713)

NET ASSETS - 100.0%		$1,567,992,641

(a)	Non-income producing security.

(d)	Non-income producing security - in default.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(l)	All or a portion of this security is on loan.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $26,179,472, representing 1.7% of net assets.

(y)	The rate shown represents an annualized yield at time of purchase.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

7

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited) - continued

MFS Total Return Portfolio

Restricted Securities	Acquisition Date	Cost	Current Market Value
American International Group, Inc., 8.25%, 2018	8/18/08	$670,000	$389,252
Bayview Financial Revolving Mortgage Loan Trust, FRN, 4.508%, 2040	3/01/06	1,850,000	1,332,415
Dr. Pepper Snapple Group, Inc., 6.12%, 2013	4/25/08	449,942	446,617
Nomura Asset Securities Corp., FRN, 9.943%, 2027	7/16/07	2,704,459	2,635,654
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	1,518,695	1,141,254

Total Restricted Securities			$5,945,192
% of Net Assets			0.4%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

8

MFS Total Return Portfolio

Supplemental Information (Unaudited) 9/30/08

(1)	Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of September 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$876,726,342	$697,117,012	$—	$1,573,843,354
Other Financial Instruments	$—	$—	$—	$—

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$1,646,479,876

Gross unrealized appreciation	$69,815,757
Gross unrealized depreciation	(142,452,279)

Net unrealized appreciation (depreciation)	$(72,636,522)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3)	Securities Lending Collateral

At September 30, 2008, the value of securities loaned was $15,973,236. These loans were collateralized by cash of $11,864,175 and U.S. Treasury obligations of $4,147,792.

MFS
INVESTMENT MANAGEMENT

MFS® Utilities Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/08

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited)

MFS Utilities Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 94.9%
Broadcasting - 1.1%
Grupo Televisa S.A., ADR	159,100	$3,479,518

Cable TV - 3.5%
DIRECTV Group, Inc. (a)	137,600	$3,600,992
Megacable Holdings (a)	812,110	1,151,724
Net Servicos de Comunicacao S.A., IPS (a)	29,119	248,358
Time Warner Cable, Inc., “A” (a)(l)	279,400	6,761,480

		$11,762,554

Energy - Independent - 2.1%
Devon Energy Corp.	8,800	$802,560
EOG Resources, Inc.	16,500	1,476,090
Ultra Petroleum Corp. (a)	32,300	1,787,482
XTO Energy, Inc.	65,150	3,030,778

		$7,096,910

Energy - Integrated - 0.5%
OAO Gazprom, ADR	50,500	$1,622,851

Natural Gas - Distribution - 9.6%
Energen Corp.	66,800	$3,024,704
Equitable Resources, Inc.	297,000	10,893,960
Questar Corp.	139,600	5,712,432
Sempra Energy	156,700	7,908,649
Spectra Energy Corp.	176,200	4,193,560

		$31,733,305

Natural Gas - Pipeline - 5.8%
El Paso Corp.	628,600	$8,020,936
Enagas S.A.	134,374	2,894,544
Williams Cos., Inc.	347,817	8,225,872

		$19,141,352

Oil Services - 3.0%
Halliburton Co.	172,200	$5,577,558
National Oilwell Varco, Inc. (a)	39,000	1,958,970
Noble Corp.	54,300	2,383,770

		$9,920,298

Telecommunications - Wireless - 14.8%
America Movil S.A.B. de C.V., “L”, ADR	169,900	$7,876,564
Cellcom Israel Ltd.	205,520	6,177,931
Hutchison Telecommunications International Ltd. (a)	1,784,000	2,012,681
Mobile TeleSystems OJSC, ADR	73,100	4,094,331
MTN Group Ltd.	179,700	2,544,942
NII Holdings, Inc. “B” (a)	132,400	5,020,608
Philippine Long Distance Telephone Co.	30,800	1,745,868
Philippine Long Distance Telephone Co., ADR	30,700	1,729,638
Rogers Communications, Inc., “B”	289,500	9,390,218
Tim Participacoes S.A., ADR (l)	110,500	2,305,030
Vodafone Group PLC	2,861,300	6,321,178

		$49,218,989

Telephone Services - 12.0%
AT&T, Inc.	249,300	$6,960,456
Embarq Corp.	106,200	4,306,410
Qwest Communications International, Inc. (l)	429,200	1,386,316
Royal KPN N.V.	210,300	3,031,141
Telecom Argentina S.A., ADR (a)(l)	101,400	1,242,150
Telefonica S.A.	357,900	8,555,739
Telenor A.S.A.	240,200	2,953,133
TELUS Corp.	102,680	3,676,894
Verizon Communications, Inc.	173,000	5,551,570
Windstream Corp.	180,655	1,976,366

		$39,640,175

Utilities - Electric Power - 42.5%
Acciona S.A. (l)	6,900	$1,049,286
AES Corp. (a)	454,800	5,316,612
AES Tiete S.A., IPS	318,254	2,575,601
Allegheny Energy, Inc.	184,700	6,791,419
American Electric Power Co., Inc.	206,100	7,631,883
CEZ AS	68,200	4,165,411
CMS Energy Corp. (l)	623,700	7,777,539
Constellation Energy Group, Inc.	106,100	2,578,230
Dominion Resources, Inc.	126,200	5,398,836
DPL, Inc. (l)	143,400	3,556,320
Dynegy, Inc., “A” (a)	776,898	2,781,295
E.ON AG	189,918	9,618,070
Edison International	206,100	8,223,390
EDP Renovaveis S.A. (a)	108,921	865,787
Eletropaulo Metropolitana S.A., IPS	366,440	5,103,085
Enersis S.A., ADR	21,400	349,248
FirstEnergy Corp.	103,600	6,940,164
Fortum Corp.	29,800	1,005,445
FPL Group, Inc.	19,300	970,790
Iberdrola S.A. (a)	230,400	1,002,799
International Power PLC (a)	649,500	4,188,210
Northeast Utilities	221,500	5,681,475
NRG Energy, Inc. (a)(l)	470,500	11,644,875
Oesterreichische Elektrizitaetswirtschafts AG (Verbund), “A”	35,800	2,209,132
PG&E Corp.	145,100	5,433,995
PPL Corp.	148,200	5,486,364
Public Service Enterprise Group, Inc.	219,600	7,200,684
Red Electrica de Espana	82,050	4,164,944
Reliant Energy, Inc. (a)	312,700	2,298,345
RWE AG	27,900	2,682,591
Scottish & Southern Energy PLC (a)	31,500	800,769
Wisconsin Energy Corp.	4,500	202,050
Xcel Energy, Inc.	258,830	5,174,012

		$140,868,656

Total Common Stocks		$314,484,608

BONDS - 0.0%
Asset Backed & Securitized - 0.0%
Falcon Franchise Loan LLC, FRN, 4.972%, 2023 (i)(n)	$721,758	$57,668

Utilities - Electric Power - 0.0%
TXU Eastern Funding Co., 6.75%, 2009 (d)	$191,000	$12,415

Total Bonds		$70,083

1

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited) - continued

MFS Utilities Portfolio

Issuer	Shares/Par	Value ($)
CONVERTIBLE PREFERRED STOCKS - 2.0%
Natural Gas - Pipeline - 0.8%
El Paso Corp., 4.99%	2,490	$2,574,038

Utilities - Electric Power - 1.2%
NRG Energy, Inc., 5.75%	16,550	$3,827,353

Total Convertible Preferred Stocks		$6,401,391

CONVERTIBLE BONDS - 0.5%
Energy - Independent - 0.5%
Peabody Energy Corp., 4.75%, 2066	$1,950,000	$1,757,438

Total Convertible Bonds		$1,757,438

SHORT-TERM OBLIGATIONS - 0.0%
Toyota Motor Credit Corp., 5%, due 10/01/08	$35,000	$35,000

REPURCHASE AGREEMENTS - 2.4%
Merrill Lynch & Co., 0.15%, dated 9/30/08, due 10/1/08, total to be received $7,916,033 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$7,916,000	$7,916,000

COLLATERAL FOR SECURITIES LOANED - 3.7%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	12,257,043	$12,257,043

Total Investments		$342,921,563

OTHER ASSETS, LESS LIABILITIES - (3.5)%		(11,450,977)

NET ASSETS - 100.0%		$331,470,586

(a)	Non-income producing security.

(d)	Non-income producing security - in default.

(i)	Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(l)	All or a portion of this security is on loan.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $57,668, representing 0.02% of net assets.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR      Euro

GBP      British Pound

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Utilities Portfolio

Supplemental Information (Unaudited) 9/30/08

(1)	Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of September 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$271,299,894	$71,621,669	$—	$342,921,563
Other Financial Instruments	$—	$1,376,198	$—	$1,376,198

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$400,062,310

Gross unrealized appreciation	$7,331,849
Gross unrealized depreciation	(64,472,596)

Net unrealized appreciation (depreciation)	$(57,140,747)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3)	Securities Lending Collateral

At September 30, 2008, the value of securities loaned was $22,891,625. These loans were collateralized by cash of $12,257,043 and U.S. Treasury obligations of $10,500,852.

(4)	Derivative Contracts at 9/30/08

Forward Foreign Currency Exchange Contracts at 9/30/08

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
BUY	EUR	699,125	10/22/08	$985,522	$986,184	$662
SELL	EUR	21,512,156	10/22/08	31,519,617	30,344,982	1,174,635
BUY	GBP	189,343	10/23/08	332,903	337,166	4,263
SELL	GBP	5,534,934	10/23/08	10,249,526	9,856,145	393,381

						$1,572,941

Depreciation
BUY	EUR	4,603,213	10/22/08-11/20/08	$6,654,518	$6,493,431	$(161,087)
SELL	EUR	180,476	10/22/08	252,831	254,579	(1,748)
BUY	GBP	1,293,198	10/23/08	2,336,727	2,302,819	(33,908)

						$(196,743)

MFS Utilities Portfolio

Supplemental Information (Unaudited) 9/30/08 - continued

At September 30, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(5)	Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of September 30, 2008, are as follows:

United States	63.2%
Spain	5.3%
Canada	3.9%
Mexico	3.8%
Germany	3.7%
United Kingdom	3.4%
Brazil	3.1%
Israel	1.9%
Russia	1.7%
Other Countries	10.0%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

MFS INVESTMENT MANAGEMENT

MFS® Value Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/08

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited)

MFS Value Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.5%
Aerospace - 8.2%
Lockheed Martin Corp.	132,730	$14,556,499
Northrop Grumman Corp.	124,740	7,551,760
Raytheon Co.	17,660	944,987
United Technologies Corp.	113,440	6,813,206

		$29,866,452

Alcoholic Beverages - 1.6%
Diageo PLC	266,989	$4,519,590
Molson Coors Brewing Co.	28,320	1,323,960

		$5,843,550

Apparel Manufacturers - 1.6%
NIKE, Inc., “B”	85,890	$5,746,041

Automotive - 0.7%
Johnson Controls, Inc.	81,640	$2,476,141

Broadcasting - 3.4%
Omnicom Group, Inc.	130,010	$5,013,186
Walt Disney Co.	172,020	5,279,294
WPP Group PLC	246,680	2,001,923

		$12,294,403

Brokerage & Asset Managers - 4.4%
Deutsche Boerse AG	4,040	$368,315
Franklin Resources, Inc.	40,490	3,568,384
Goldman Sachs Group, Inc.	62,900	8,051,200
Invesco Ltd.	30,070	630,869
Merrill Lynch & Co., Inc.	131,970	3,338,841

		$15,957,609

Business Services - 2.8%
Accenture Ltd., “A”	184,320	$7,004,160
Automatic Data Processing, Inc.	20,040	856,710
Visa, Inc., “A”	12,700	779,653
Western Union Co.	58,640	1,446,649

		$10,087,172

Chemicals - 2.7%
3M Co.	46,880	$3,202,373
PPG Industries, Inc.	114,090	6,653,729

		$9,856,102

Computer Software - 2.4%
Oracle Corp. (a)	431,930	$8,772,498

Computer Software - Systems - 2.5%
Hewlett-Packard Co.	51,910	$2,400,318
International Business Machines Corp.	56,190	6,571,982

		$8,972,300

Construction - 1.4%
Masco Corp.	79,110	$1,419,233
Sherwin-Williams Co. (l)	56,030	3,202,675
Toll Brothers, Inc. (a)	11,820	298,219

		$4,920,127

Consumer Goods & Services - 1.5%
Procter & Gamble Co.	78,110	$5,443,486

Electrical Equipment - 1.3%
Danaher Corp.	10,900	$756,460
W.W. Grainger, Inc. (l)	43,660	3,797,110

		$4,553,570

Electronics - 1.7%
Intel Corp.	328,720	$6,156,926

Energy - Independent - 3.8%
Apache Corp.	49,140	$5,124,319
Devon Energy Corp.	59,430	5,420,016
EOG Resources, Inc.	37,170	3,325,228

		$13,869,563

Energy - Integrated - 10.5%
Chevron Corp.	80,105	$6,607,060
ConocoPhillips	61,670	4,517,328
Exxon Mobil Corp.	135,542	10,526,192
Hess Corp.	58,940	4,837,795
Marathon Oil Corp.	61,280	2,443,234
TOTAL S.A., ADR	149,420	9,066,806

		$37,998,415

Food & Beverages - 3.9%
Kellogg Co.	82,630	$4,635,543
Nestle S.A.	119,404	5,164,469
Pepsi Bottling Group, Inc.	11,820	344,789
PepsiCo, Inc.	58,418	4,163,451

		$14,308,252

Food & Drug Stores - 1.4%
CVS Caremark Corp.	153,938	$5,181,553

Gaming & Lodging - 0.7%
Royal Caribbean Cruises Ltd.	129,990	$2,697,293

General Merchandise - 0.6%
Macy’s, Inc.	124,770	$2,243,365

Health Maintenance Organizations - 0.8%
UnitedHealth Group, Inc.	55,480	$1,408,637
WellPoint, Inc. (a)	34,310	1,604,679

		$3,013,316

Insurance - 8.7%
Allstate Corp.	238,920	$11,018,990
Aon Corp.	29,170	1,311,483
Chubb Corp.	49,750	2,731,275
Genworth Financial, Inc., “A”	185,410	1,596,380
Hartford Financial Services Group, Inc.	24,230	993,188
MetLife, Inc.	199,400	11,166,400
Prudential Financial, Inc.	39,520	2,845,440

		$31,663,156

Machinery & Tools - 1.2%
Eaton Corp.	35,440	$1,991,019
Ingersoll-Rand Co. Ltd., “A”	52,360	1,632,061
Timken Co.	24,750	701,663

		$4,324,743

1

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited) - continued

MFS Value Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Major Banks - 8.5%
Bank of America Corp.	199,514	$6,982,990
Bank of New York Mellon Corp.	225,675	7,352,492
JPMorgan Chase & Co.	73,210	3,418,907
PNC Financial Services Group, Inc.	50,140	3,745,458
State Street Corp.	107,060	6,089,573
SunTrust Banks, Inc. (l)	74,230	3,339,608

		$30,929,028

Natural Gas - Pipeline - 0.2%
Williams Cos., Inc.	35,230	$833,190

Network & Telecom - 0.3%
Cisco Systems, Inc. (a)	42,180	$951,581

Pharmaceuticals - 6.1%
Abbott Laboratories	32,540	$1,873,653
GlaxoSmithKline PLC	116,110	2,508,486
Johnson & Johnson	73,110	5,065,061
Merck & Co., Inc.	167,000	5,270,520
Pfizer, Inc.	80,500	1,484,420
Wyeth	160,840	5,941,430

		$22,143,570

Railroad & Shipping - 0.8%
Burlington Northern Santa Fe Corp.	32,020	$2,959,609

Specialty Chemicals - 0.6%
Air Products & Chemicals, Inc.	31,097	$2,129,834

Specialty Stores - 0.5%
Staples, Inc.	87,270	$1,963,575

Telecommunications - Wireless - 1.3%
Rogers Communications, Inc., “B”	48,710	$1,579,957
Vodafone Group PLC	1,393,137	3,077,715

		$4,657,672

Telephone Services - 3.4%
AT&T, Inc.	367,500	$10,260,600
Embarq Corp.	12,124	491,628
Verizon Communications, Inc.	45,010	1,444,371

		$12,196,599

Tobacco - 4.1%
Altria Group, Inc.	81,540	$1,617,754
Lorillard, Inc.	28,030	1,994,335
Philip Morris International, Inc.	231,420	11,131,302

		$14,743,391

Utilities - Electric Power - 4.9%
Dominion Resources, Inc.	117,278	$5,017,153
Entergy Corp.	29,370	2,614,224
FPL Group, Inc.	52,840	2,657,852
PG&E Corp.	64,850	2,428,633
PPL Corp.	65,630	2,429,623
Public Service Enterprise Group, Inc.	74,650	2,447,766

		$17,595,251

Total Common Stocks		$357,349,333

REPURCHASE AGREEMENTS - 1.3%
Morgan Stanley, 1.50%, dated 9/30/08, due 10/01/08, total to be received $4,863,203 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$4,863,000	$4,863,000

COLLATERAL FOR SECURITIES LOANED - 0.2%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	881,836	$881,836

Total Investments		$363,094,169

OTHER ASSETS, LESS LIABILITIES - (0.0)%		(167,251)

NET ASSETS - 100.0%		$362,926,918

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Value Portfolio

Supplemental Information (Unaudited) 9/30/08

(1)	Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of September 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$340,590,671	$22,503,498	$—	$363,094,169
Other Financial Instruments	$—	$—	$—	$—

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$336,116,031

Gross unrealized appreciation	$54,250,048
Gross unrealized depreciation	(27,271,910)

Net unrealized appreciation (depreciation)	$26,978,138

The aggregate cost above includes prior fiscal year end tax adjustments.

3

MFS INVESTMENT MANAGEMENT

MFS® Blended Research℠ Growth Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/08

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited)

MFS Blended Research Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.8%
Aerospace - 2.4%
Boeing Co.	886	$50,812
Lockheed Martin Corp.	400	43,868

		$94,680

Airlines - 0.7%
Southwest Airlines Co.	1,796	$26,060

Apparel Manufacturers - 1.3%
NIKE, Inc., “B”	774	$51,781

Automotive - 0.5%
Goodyear Tire & Rubber Co. (a)	1,372	$21,005

Biotechnology - 2.1%
Biogen Idec, Inc. (a)	481	$24,190
Gilead Sciences, Inc. (a)	524	23,884
Invitrogen Corp. (a)	964	36,439

		$84,513

Broadcasting - 1.3%
Omnicom Group, Inc.	613	$23,637
Walt Disney Co.	848	26,025

		$49,662

Brokerage & Asset Managers - 2.4%
Affiliated Managers Group, Inc. (a)	281	$23,281
Charles Schwab Corp.	1,780	46,280
CME Group, Inc.	65	24,148

		$93,709

Business Services - 2.8%
Global Payments, Inc.	886	$39,746
Visa, Inc., “A”	290	17,803
Western Union Co.	2,071	51,092

		$108,641

Cable TV - 1.1%
Dish Network Corp., “A” (a)	736	$15,456
Time Warner Cable, Inc., “A” (a)	1,131	27,370

		$42,826

Chemicals - 2.4%
3M Co.	583	$39,825
Monsanto Co.	392	38,800
Mosaic Co.	251	17,073

		$95,698

Computer Software - 7.8%
McAfee, Inc. (a)	534	$18,135
Microsoft Corp.	5,581	148,957
Oracle Corp. (a)	4,125	83,779
Salesforce.com, Inc. (a)	463	22,409
VeriSign, Inc. (a)	1,272	33,174

		$306,454

Computer Software - Systems - 6.8%
Apple, Inc. (a)	639	$72,629
EMC Corp. (a)	2,219	26,539
Hewlett-Packard Co.	1,302	60,204
International Business Machines Corp.	930	108,773

		$268,145

Consumer Goods & Services - 3.5%
Apollo Group, Inc., “A” (a)	254	$15,062
Procter & Gamble Co.	1,191	83,001
Strayer Education, Inc.	200	40,052

		$138,115

Electrical Equipment - 1.5%
Danaher Corp.	419	$29,079
Rockwell Automation, Inc.	748	27,930

		$57,009

Electronics - 4.1%
Intel Corp.	4,747	$88,911
Linear Technology Corp.	1,470	45,070
LSI Logic Corp. (a)	2,887	15,474
National Semiconductor Corp.	702	12,081

		$161,536

Energy - Independent - 0.5%
CONSOL Energy, Inc.	429	$19,687

Energy - Integrated - 2.0%
Exxon Mobil Corp.	1,036	$80,456

Engineering - Construction - 1.1%
Foster Wheeler Ltd. (a)	649	$23,435
Shaw Group, Inc. (a)	685	21,050

		$44,485

Food & Beverages - 4.8%
Coca-Cola Co.	986	$52,140
General Mills, Inc.	400	27,488
PepsiCo, Inc.	1,176	83,814
SYSCO Corp.	850	26,206

		$189,648

Food & Drug Stores - 0.9%
CVS Caremark Corp.	1,000	$33,660

General Merchandise - 2.9%
Wal-Mart Stores, Inc.	1,936	$115,947

Health Maintenance Organizations - 0.8%
Aetna, Inc.	901	$32,535

Internet - 2.1%
Google, Inc., “A” (a)	208	$83,308

Leisure & Toys - 1.6%
Activision Blizzard, Inc. (a)	2,772	$42,772
Scientific Games Corp. (a)	808	18,600

		$61,372

Machinery & Tools - 2.6%
Bucyrus International, Inc.	606	$27,076
Caterpillar, Inc.	666	39,694

1

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited) - continued

MFS Blended Research Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Machinery & Tools - continued
Eaton Corp.	669	$37,584

		$104,354

Major Banks - 1.0%
State Street Corp.	674	$38,337

Medical & Health Technology & Services - 1.6%
Lincare Holdings, Inc. (a)	642	$19,318
McKesson Corp.	429	23,084
Tenet Healthcare Corp. (a)	3,654	20,280

		$62,682

Medical Equipment - 3.5%
Advanced Medical Optics, Inc. (a)	1,133	$20,145
C.R. Bard, Inc.	276	26,184
Medtronic, Inc.	982	49,198
Zimmer Holdings, Inc. (a)	652	42,093

		$137,620

Metals & Mining - 1.1%
Cleveland-Cliffs, Inc.	408	$21,600
United States Steel Corp.	256	19,868

		$41,468

Natural Gas - Distribution - 0.6%
Questar Corp.	617	$25,248

Natural Gas - Pipeline - 1.9%
El Paso Corp.	2,407	$30,713
Williams Cos., Inc.	1,915	45,290

		$76,003

Network & Telecom - 4.5%
Cisco Systems, Inc. (a)	4,411	$99,512
Corning, Inc.	2,721	42,556
Juniper Networks, Inc. (a)	694	14,623
QLogic Corp. (a)	1,429	21,949

		$178,640

Oil Services - 4.3%
Halliburton Co.	1,412	$45,735
National Oilwell Varco, Inc. (a)	729	36,618
Noble Corp.	544	23,882
Schlumberger Ltd.	383	29,908
Transocean, Inc.	297	32,622

		$168,765

Other Banks & Diversified Financials - 1.1%
Northern Trust Corp.	611	$44,114

Personal Computers & Peripherals - 0.5%
NetApp, Inc. (a)	1,056	$19,251

Pharmaceuticals - 5.1%
Abbott Laboratories	1,115	$64,202
Bristol-Myers Squibb Co.	2,477	51,645
Merck & Co., Inc.	1,409	44,468
Schering-Plough Corp.	2,206	40,745

		$201,060

Railroad & Shipping - 1.1%
Union Pacific Corp.	634	$45,115

Restaurants - 2.7%
Darden Restaurants, Inc.	979	$28,029
Panera Bread Co., “A” (a)	843	42,909
YUM! Brands, Inc.	1,083	35,317

		$106,255

Specialty Chemicals - 1.8%
Air Products & Chemicals, Inc.	506	$34,656
Praxair, Inc.	522	37,448

		$72,104

Specialty Stores - 2.0%
Advance Auto Parts, Inc.	433	$17,173
Staples, Inc.	1,276	28,710
TJX Cos., Inc.	1,068	32,595

		$78,478

Telephone Services - 0.5%
Embarq Corp.	500	$20,275

Tobacco - 3.4%
Altria Group, Inc.	1,250	$24,800
Lorillard, Inc.	536	38,136
Philip Morris International, Inc.	1,497	72,006

		$134,942

Trucking - 0.7%
United Parcel Service, Inc., “B”	460	$28,929

Utilities - Electric Power - 1.4%
NRG Energy, Inc. (a)	723	$17,894
PPL Corp.	983	36,391

		$54,285

Total Common Stocks		$3,898,857

REPURCHASE AGREEMENTS - 1.5%
Morgan Stanley, 1.50%, dated 9/30/08, due 10/01/08, total to be received $59,002, (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$59,000	$59,000

Total Investments		$3,957,857

OTHER ASSETS, LESS LIABILITIES - (0.3)%		(11,343)

NET ASSETS - 100.0%		$3,946,514

(a)	Non-income producing security.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Blended Research Growth Portfolio

Supplemental Information (Unaudited) 9/30/08

(1)	Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of September 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$3,898,857	$59,000	$—	$3,957,857
Other Financial Instruments	$—	$—	$—	$—

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$4,776,234

Gross unrealized appreciation	$73,035
Gross unrealized depreciation	(891,412)

Net unrealized appreciation (depreciation)	$(818,377)

The aggregate cost above includes prior fiscal year end tax adjustments.

3

MFS® Blended Research℠ Value Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

9/30/08

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited)

MFS Blended Research Value Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 97.4%
Aerospace - 2.2%
Boeing Co.	210	$12,043
Lockheed Martin Corp.	90	9,870
Northrop Grumman Corp.	800	48,432
Raytheon Co.	410	21,939

		$92,284

Airlines - 0.8%
Copa Holdings S.A., “A”	460	$14,950
Southwest Airlines Co.	1,320	19,153

		$34,103

Apparel Manufacturers - 0.6%
Coach, Inc. (a)	1,020	$25,541

Automotive - 0.5%
Goodyear Tire & Rubber Co. (a)	1,320	$20,209

Biotechnology - 1.6%
Amgen, Inc. (a)	1,130	$66,975

Broadcasting - 0.9%
Walt Disney Co.	1,160	$35,600

Brokerage & Asset Managers - 2.4%
Goldman Sachs Group, Inc.	460	$58,880
Merrill Lynch & Co., Inc.	540	13,662
Morgan Stanley	1,120	25,760

		$98,302

Business Services - 0.9%
Western Union Co.	1,480	$36,512

Cable TV - 2.3%
Comcast Corp., “A”	1,800	$35,334
Dish Network Corp., “A” (a)	590	12,390
Time Warner Cable, Inc., “A” (a)	1,960	47,432

		$95,156

Chemicals - 2.2%
3M Co.	600	$40,986
PPG Industries, Inc.	840	48,989

		$89,975

Computer Software - 0.3%
Oracle Corp. (a)	640	$12,998

Computer Software - Systems - 1.2%
International Business Machines Corp.	420	$49,123

Construction - 0.9%
NVR, Inc. (a)	66	$37,752

Consumer Goods & Services - 3.5%
Apollo Group, Inc., “A” (a)	150	$8,895
Procter & Gamble Co.	1,930	134,502

		$143,397

Electrical Equipment - 3.8%
General Electric Co.	5,130	$130,815
WESCO International, Inc. (a)	800	25,744

		$156,559

Electronics - 0.7%
National Semiconductor Corp.	1,610	$27,708

Energy - Independent - 1.1%
Apache Corp.	420	$43,798

Energy - Integrated - 11.8%
Chevron Corp.	1,280	$105,574
ConocoPhillips	560	41,020
Exxon Mobil Corp.	3,390	263,267
Hess Corp.	540	44,323
Marathon Oil Corp.	780	31,099

		$485,283

Food & Beverages - 3.0%
Coca-Cola Co.	1,260	$66,629
General Mills, Inc.	270	18,554
Pepsi Bottling Group, Inc.	1,390	40,546

		$125,729

Food & Drug Stores - 0.5%
CVS Caremark Corp.	630	$21,206

Gaming & Lodging - 0.8%
Royal Caribbean Cruises Ltd.	1,560	$32,370

General Merchandise - 1.8%
Family Dollar Stores, Inc.	770	$18,249
Wal-Mart Stores, Inc.	960	57,494

		$75,743

Health Maintenance Organizations - 1.2%
CIGNA Corp.	790	$26,844
WellPoint, Inc. (a)	530	24,788

		$51,632

Insurance - 6.3%
Allied World Assurance Co. Holdings Ltd.	930	$33,034
Aon Corp.	700	31,472
Chubb Corp.	680	37,332
Genworth Financial, Inc., “A”	2,730	23,505
MetLife, Inc.	280	15,680
Prudential Financial, Inc.	780	56,160
Travelers Cos., Inc.	1,400	63,280

		$260,463

Machinery & Tools - 2.0%
Eaton Corp.	650	$36,517
Timken Co.	990	28,067
United Rentals, Inc. (a)	1,091	16,627

		$81,211

Major Banks - 12.3%
Bank of America Corp.	4,600	$161,000
Bank of New York Mellon Corp.	1,040	33,883
JPMorgan Chase & Co.	3,350	156,445
PNC Financial Services Group, Inc.	1,000	74,700

1

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited) - continued

MFS Blended Research Value Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Major Banks - continued
Regions Financial Corp.	1,520	$14,592
State Street Corp.	550	31,284
Wells Fargo & Co.	880	33,026

		$504,930

Medical & Health Technology & Services - 1.4%
AmerisourceBergen Corp.	660	$24,849
Omnicare, Inc.	1,150	33,086

		$57,935

Medical Equipment - 1.1%
Boston Scientific Corp. (a)	1,300	$15,951
Cooper Cos., Inc.	270	9,385
Zimmer Holdings, Inc. (a)	330	21,305

		$46,641

Metals & Mining - 1.0%
Cleveland-Cliffs, Inc.	140	$7,412
United States Steel Corp.	420	32,596

		$40,008

Natural Gas - Distribution - 0.7%
Sempra Energy	590	$29,777

Natural Gas - Pipeline - 2.0%
El Paso Corp.	3,450	$44,022
Williams Cos., Inc.	1,610	38,077

		$82,099

Network & Telecom - 0.5%
Cisco Systems, Inc. (a)	970	$21,883

Oil Services - 0.3%
National Oilwell Varco, Inc. (a)	220	$11,051

Other Banks & Diversified Financials - 2.1%
Capital One Financial Corp.	350	$17,850
Citigroup, Inc.	1,270	26,048
SLM Corp. (a)	840	10,366
TCF Financial Corp.	1,760	31,680

		$85,944

Personal Computers & Peripherals - 0.5%
Western Digital Corp. (a)	930	$19,828

Pharmaceuticals - 6.3%
Bristol-Myers Squibb Co.	2,080	$43,368
Johnson & Johnson	560	38,797
Merck & Co., Inc.	1,690	53,336
Pfizer, Inc.	4,680	86,299
Schering-Plough Corp.	1,220	22,533
Wyeth	380	14,037

		$258,370

Pollution Control - 0.4%
Allied Waste Industries, Inc. (a)	1,620	$17,998

Real Estate - 2.6%
Apartment Investment & Management, “A”, REIT	274	$9,595
Equity Residential, REIT	1,620	71,944
Mack-Cali Realty Corp., REIT	700	23,709

		$105,248

Restaurants - 0.6%
Darden Restaurants, Inc.	920	$26,340

Specialty Stores - 1.2%
Advance Auto Parts, Inc.	680	$26,969
Staples, Inc.	540	12,150
Tiffany & Co.	300	10,656

		$49,775

Telecommunications - Wireless - 0.2%
Sprint Nextel Corp.	1,300	$7,930

Telephone Services - 5.2%
AT&T, Inc.	4,230	$118,102
Embarq Corp.	900	36,495
Qwest Communications International, Inc.	2,970	9,593
Verizon Communications, Inc.	1,330	42,680
Virgin Media, Inc.	930	7,347

		$214,217

Tobacco - 1.1%
Altria Group, Inc.	1,250	$24,800
Philip Morris International, Inc.	390	18,759

		$43,559

Utilities - Electric Power - 4.6%
American Electric Power Co., Inc.	1,340	$49,620
Dominion Resources, Inc.	770	32,941
Edison International	1,050	41,895
PG&E Corp.	1,330	49,809
Public Service Enterprise Group, Inc.	430	14,100

		$188,365

Total Common Stocks		$4,011,527

REPURCHASE AGREEMENTS - 2.4%
Morgan Stanley, 1.50%, dated 9/30/08, due 10/01/08, total to be received $99,004 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	99,000	$99,000

Total Investments		$4,110,527

OTHER ASSETS, LESS LIABILITIES - 0.2%		9,919

NET ASSETS - 100.0%		$4,120,446

(a)	Non-income producing security.

The following abbreviations are used in this report and are defined:

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Blended Research Value Portfolio

Supplemental Information (Unaudited) 9/30/08

(1)	Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of September 30, 2008 in valuing the fund’s assets carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$4,011,527	$99,000	—	$4,110,527
Other Financial Instruments	—	—	—	—

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$4,801,990

Gross unrealized appreciation	$88,044
Gross unrealized depreciation	(779,507)

Net unrealized appreciation (depreciation)	$(691,463)

The aggregate cost above includes prior fiscal year end tax adjustments.

3

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     MFS VARIABLE INSURANCE TRUST II

By (Signature and Title)*	MARIA F. DWYER Maria F. Dwyer, President

Date:     November 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER Maria F. Dwyer, President (Principal Executive Officer)

Date: November 17, 2008

By (Signature and Title)*	JOHN M. CORCORAN John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 17, 2008

*	Print name and title of each signing officer under his or her signature.